1

               THE ALLIANZ ALTERITY[{R}] VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

The Contract offers the PRIME Plus[{R}] Benefit that includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The PRIME Plus Benefit carries a higher Contract expense.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009, as revised October 26, 2009

 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. CONTRACTS WITH THE PRIME PLUS BENEFIT MAY BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund
BLACKROCK
AZL[{R} ]BlackRock Capital Appreciation Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
EATON VANCE
AZL[{R}] Eaton Vance Large Cap Value Fund
FRANKLIN TEMPLETON
AZL[{R} ]Franklin Small Cap Value Fund
AZL[{R} ]Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Conservative Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund
AZL[{R}] Allianz Global Investors Select Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Moderate Index Strategy Fund
J.P. MORGAN
AZL[{R}] JPMorgan U.S. Equity Fund
MFS
AZL[{R}] MFS Investors Trust Fund
OPPENHEIMER CAPITAL
AZL[{R}] OCC Growth Fund
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]
OPPENHEIMER FUNDS
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[{R}] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)
]TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen International Equity Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund



(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       3
TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options6
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...8
  Ownership.......................9
2.PURCHASE.......................10
  Purchase Payments..............10
  Automatic Investment Plan (AIP)11
  Allocation of Purchase Payments11
  Tax-Free Section 1035 Exchanges12
  Faxed Applications.............12
  Free Look/Right to Examine.....12
  Accumulation Units/Computing the Contract Value12
3.THE ANNUITY PHASE..............13
  Income Date....................14
  Partial Annuitization..........14
  Annuity Options................15
  Traditional Annuity Payments...17
4.PROTECTED RETIREMENT INCOME MADE EASY:
THE PRIME PLUS BENEFIT...........18
  Adding the PRIME Plus Benefit To Your Contract18
  Removing the PRIME Plus Benefit From
  Your Contract..................19
  Investment Option Allocation and Transfer Restrictions Under the PRIME Plus
     Benefit                                                  20
  PB Value.......................22
  Using the PRIME Plus Benefit...25
  GPWB Payments..................27
  Taxation of GPWB Payments......29
  Termination of the GPWB........29
  GMIB Payments..................29
  Amount Used to Calculate GMIB Payments30
  Taxation of GMIB Payments......30
  Termination of the GMIB........30
  Required Minimum Distributions (RMDs) Under Qualified Contracts with the PRIME
     Plus Benefit                                                   31
5.INVESTMENT OPTIONS.............31
  Substitution and Limitation on Further Investments38
  Transfers......................39
  Excessive Trading and Market Timing40
  Dollar Cost Averaging (DCA) Program42
  Flexible Rebalancing...........42
  Financial Advisers - Asset Allocation Programs43
  Voting Privileges..............43
6.OUR GENERAL ACCOUNT............44
7.EXPENSES.......................44
  Separate Account Annual Expenses44
  Contract Maintenance Charge....45
  Withdrawal Charge..............45
  Transfer Fee...................47
  Premium Taxes..................48
  Income Taxes...................48
  Investment Option Expenses.....48
8.TAXES..........................48
  Annuity Contracts in General...48
  Qualified Contracts............48
  Multiple Contracts.............50
  Partial 1035 Exchanges.........50
  Distributions - Non-Qualified Contracts50
  Distributions - Qualified Contracts51
  Assignments, Pledges and Gratuitous Transfers52
  Death Benefits.................52
  Withholding....................52
  Federal Estate Taxes...........52
  Generation-Skipping Transfer Tax53
  Foreign Tax Credits............53
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........53
  Possible Tax Law Changes.......53
  Diversification................53
  Required Distributions.........53
9.ACCESS TO YOUR MONEY...........54
  Partial Withdrawal Privilege...54
  Waiver of Withdrawal Charge Benefits55
  Systematic Withdrawal Program..55
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 56
  Suspension of Payments or Transfers56
10.ILLUSTRATIONS.................57
11.DEATH BENEFIT.................57
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)57
  Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................58
  Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection
     GMDB)                                                    59
  Termination of the Death Benefit60
  Death of the Owner Under Inherited IRA Contracts61
  Death of the Owner and/or Annuitant Under
  All Other Contracts............61
  Death Benefit Payment Options..64
12.OTHER INFORMATION.............64
  Allianz Life...................64
  The Separate Account...........64
  Distribution...................65
  Additional Credits for Certain Groups66
  Administration/Allianz Service Center66
  Legal Proceedings..............67
  Financial Statements...........67
13.GLOSSARY......................67
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)69 15.PRIVACY AND SECURITY STATEMENT70
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION72
APPENDIX B - CONDENSED FINANCIAL INFORMATION77
APPENDIX C - PB VALUE CALCULATION EXAMPLES86
APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT87
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES88
APPENDIX F - WITHDRAWAL CHARGE EXAMPLES90
FOR SERVICE OR MORE INFORMATION..92


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The following is a list of common abbreviations used in this prospectus:

AIA     =   ANNUAL INCREASE AMOUNT             GPWB  =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
CV PLUS =   CONTRACT VALUE PLUS                MAV   =   MAXIMUM ANNIVERSARY VALUE
GMDB    =   GUARANTEED MINIMUM DEATH BENEFIT   PRIME =   PROTECTED RETIREMENT INCOME MADE EASY
GMIB    =   GUARANTEED MINIMUM INCOME BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

        NUMBER OF COMPLETE CONTRACT YEARS        CHARGE
 SINCE WE RECEIVED YOUR PURCHASE PAYMENT RECEIPT
                        0                          7%
                        1                          6%
                        2                          5%
                        3                          4%
                        4                          3%
                        5                          2%
            6 Contract Years or more               0%

TRANSFER FEE[(3)]...................$25

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)


(1)The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments.


(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).
(3)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.
(4)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses - Premium Taxes.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                         MAXIMUM AND CURRENT CHARGES CURRENT CHARGES FOR A CONTRACT WITH
                             FOR A BASE CONTRACT       THE PRIME PLUS BENEFIT[(7),(8)]
                         M&E CHARGES  ADMIN.  TOTAL    M&E CHARGES     ADMIN.    TOTAL
                                      CHARGE                           CHARGE
TRADITIONAL GMDB            1.35%      0.15%  1.50%       2.05%        0.15%     2.20%
ENHANCED GMDB               1.65%      0.15%  1.80%       2.25%        0.15%     2.40%
EARNINGS PROTECTION GMDB    1.65%      0.15%  1.80%       2.30%        0.15%     2.45%

                          MAXIMUM CHARGES[(9)] FOR A CONTRACT WITH
                                   THE PRIME PLUS BENEFIT
                             M&E CHARGES      ADMIN.      TOTAL
                                              CHARGE
 TRADITIONAL GMDB               2.50%          0.15%      2.65%
 ENHANCED GMDB                  2.70%          0.15%      2.85%
 EARNINGS PROTECTION GMDB       2.75%          0.15%      2.90%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(10)]...$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE[(11)]      1.35%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.50%

(5)We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(6)The Enhanced GMDB, Earnings Protection GMDB and PRIME Plus Benefit may not be available in all states; check with your registered representative.
(7)You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME Plus Benefit at issue, after issue, or if you reset the 7% AIA.
(8)If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
(9)This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract at issue, after issue, or if you reset the 7% AIA.
(10)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(11)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase - Partial Annuitization..


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.65%   1.95%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum charges* for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries the highest Separate Account annual expense of 2.90%).
  (b)Current charges for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries a Separate Account annual expense of 2.45%).
  (c)The Base Contract with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.50%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,225 $2,078  $2,934   $5,287
1.95% (the maximum Investment Option operating expense) b)  $1,181 $1,952  $2,733   $4,934
                                                        c)  $1,088 $1,679  $2,293   $4,130
                                                        a)  $1,098 $1,708  $2,340   $4,218
0.65% (the minimum Investment Option operating expense) b)  $1,053 $1,577  $2,125   $3,811
                                                        c)   $958  $1,293  $1,654   $2,883


If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $525  $1,578  $2,634   $5,287
1.95% (the maximum Investment Option operating expense) b)   $481  $1,452  $2,433   $4,934
                                                        c)   $388  $1,179  $1,993   $4,130
                                                        a)   $398  $1,208  $2,040   $4,218
0.65% (the minimum Investment Option operating expense) b)   $353  $1,077  $1,825   $3,811
                                                        c)   $258   $793   $1,354   $2,883


* If you add the PRIME Plus Benefit to your Contract after the Issue Date, or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.
**Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until seven Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


For example, if you purchase a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.


STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       10
PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 85 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the PRIME Plus Benefit, the minimum initial payment we will accept is $25,000 ($10,000 in the state of New Jersey). For all other Contracts, the minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.


AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.


YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit).


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.


We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment. If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.


We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.
* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made
  Easy: The PRIME Plus Benefit - PB Value.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments (if applicable) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the "PB Value" in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses - Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:


(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30


NOTE FOR CONTRACTS ISSUED IN OREGON: LIQUIDATIONS ARE AVAILABLE UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED) AND ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED) IF YOU SELECT VARIABLE TRADITIONAL ANNUITY PAYMENTS. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS GENERALLY ONLY AVAILABLE AS A TEN-YEAR OR MORE PERIOD CERTAIN FOR GMIB PAYMENTS. HOWEVER, IN FLORIDA, IT IS ALSO AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS BASED ON YOUR CONTRACT VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments based on your Contract Value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose variable Traditional Annuity Payments, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

4. PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT
THE PRIME PLUS BENEFIT IS NOT AVAILABLE IN THE STATE OF OREGON.

The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least seven years before taking income.

The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses - Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. THE PRIME PLUS BENEFIT DOES NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE PRIME PLUS BENEFIT CARRIES A HIGHER CONTRACT EXPENSE IT MAY NOT BE APPROPRIATE IF YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE SEVEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE SEVEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES THE PRIME PLUS BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME PLUS BENEFIT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT THE PRIME PLUS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

CONTRACTS WITH THE PRIME PLUS BENEFIT MAY ALSO BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.

ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT
The PRIME Plus Benefit is available for selection ONCE before the older Owner's 76th birthday (or the Annuitant's 76th birthday if the Contract is owned by a non-individual). YOU CANNOT ADD THE PRIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit at Contract issue, or after the Issue Date you can select it within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit after the Issue Date on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the PRIME Plus Benefit to your Contract after the Issue Date, on the rider effective date we will increase the M&E charge by the additional M&E charge for the PRIME Plus Benefit that is in effect for a newly issued Contract as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can elect to remove the PRIME Plus Benefit from the Contract after selecting it any time before you exercise the GMIB or the GPWB. YOU CANNOT REMOVE THE PRIME PLUS BENEFIT AFTER YOU EXERCISE THE GMIB OR THE GPWB AND IF YOU REMOVE THE PRIME PLUS BENEFIT FROM THE CONTRACT IT WILL NO LONGER BE AVAILABLE FOR FUTURE SELECTION. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:
o the GPWB will terminate,
o the Accumulation Phase of the Contract will end,
o the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT
THESE RESTRICTIONS WILL APPLY TO CONTRACTS WITH THE PRIME PLUS BENEFIT AS DESCRIBED BELOW. BY ELECTING THE PRIME PLUS BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED IN THIS SECTION AND IN YOUR CONTRACT.

Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.

Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:
o the average one year volatility* is greater than 15%.
o the average three year volatility* is greater than 15%.
o the average one year risk** is greater than 75%.
o the average three year risk** is greater than 75%.

* As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.
**As measured by the beta compared to the Standard & Poor's[{R}]
  500 Composite Price Index (S&P 500[{R}]). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P
  500[{R}] is greater than 0.75, this limit will be exceeded.

We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows:
o GROUP A INVESTMENT OPTIONS WILL NO LONGER BE AVAILABLE TO YOU, AND
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  B INVESTMENT OPTIONS.


                        GROUP A INVESTMENT OPTIONS
 AZL OCC Opportunity Fund PIMCO VIT CommodityRealReturn Strategy Portfolio


                             GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Turner Quantitative Small Cap Growth Fund
AZL BlackRock Capital Appreciation Fund AZL Van Kampen Global Real Estate Fund
AZL Columbia Mid Cap Value Fund         AZL Van Kampen Mid Cap Growth Fund
AZL Columbia Small Cap Value Fund       Davis VA Financial Portfolio
AZL Dreyfus Equity Growth Fund          Franklin Growth and Income Securities Fund
AZL Eaton Vance Large Cap Value Fund    Franklin Small-Mid Cap Growth Securities Fund
AZL Fusion Growth Fund                  Franklin Small Cap Value Securities Fund
AZL Fusion Moderate Fund                OpCap Mid Cap Portfolio
AZL International Index Fund            Oppenheimer Global Securities Fund/VA
AZL OCC Growth Fund                     Templeton Foreign Securities Fund
AZL Small Cap Stock Index Fund          Templeton Growth Securities Fund



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.


                                       GROUP C INVESTMENT OPTIONS
AZL Allianz Global Investors Select Fund           Franklin Large Cap Growth Securities Fund
AZL Balanced Index Strategy Fund                   Franklin Rising Dividends Securities Fund
AZL Davis NY Venture Fund                          Franklin Templeton VIP Founding Funds Allocation Fund
AZL Franklin Small Cap Value Fund                  Franklin U.S. Government Fund
AZL Franklin Templeton Founding Strategy Plus Fund Franklin Zero Coupon Fund 2010
AZL Fusion Balanced Fund                           Mutual Global Discovery Securities Fund
AZL Fusion Conservative Fund                       Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund                      Oppenheimer High Income Fund/VA
AZL MFS Investors Trust Fund                       Oppenheimer Main Street Fund[{R}]/VA
AZL Moderate Index Strategy Fund                   PIMCO VIT All Asset Portfolio
AZL Money Market Fund                              PIMCO VIT Emerging Markets Bond Portfolio
AZL S&P 500 Index Fund                             PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Schroder Emerging Markets Equity Fund          PIMCO VIT Global Multi-Asset Portfolio
AZL Van Kampen Equity and Income Fund              PIMCO VIT High Yield Portfolio
AZL Van Kampen Growth and Income Fund              PIMCO VIT Real Return Portfolio
AZL Van Kampen International Equity Fund           PIMCO VIT Total Return Portfolio
BlackRock Global Allocation V.I. Fund              Seligman Smaller-Cap Value Portfolio
Davis VA Value Portfolio                           SP International Growth Portfolio
Franklin Global Real Estate Securities Fund        SP Strategic Partners Focused Growth Portfolio
Franklin High Income Securities Fund               Templeton Global Bond Securities Fund
Franklin Income Securities Fund


If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.

FIRST, IF YOU HAVE CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS:
o If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group B
  Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group C
  Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

THEN, IF YOU HAVE MORE THAN 70% OF TOTAL CONTRACT VALUE IN THE GROUP B INVESTMENT OPTIONS (INCLUDING ANY CONTRACT VALUE TRANSFERRED OUT OF THE GROUP A INVESTMENT OPTIONS AS PREVIOUSLY DESCRIBED):
o If your most recent allocation instructions include any Group C
  Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).
o If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

* The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE
GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o the 7% AIA;
o the MAV; or
o the Contract Value.

If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o under the 7% AIA, the 7% increase is only applied to Purchase Payments received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;
o under the GMIB, there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

IF YOU TAKE A GMIB PARTIAL ANNUITIZATION, THE 7% AIA AND MAV WILL DECREASE, BUT WILL CONTINUE TO BE CALCULATED. IF YOU TAKE A GMIB FULL ANNUITIZATION OR EXERCISE THE GPWB, WE WILL ESTABLISH A PB VALUE AND THE 7% AIA AND MAV WILL CEASE TO EXIST. AFTER YOU EXERCISE THE GPWB, ONLY THE PB VALUE WILL REMAIN AND CONTINUE TO BE CALCULATED.

7% AIA RESETS
Before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset:
a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. IF YOU RESET THE 7% AIA, YOU WILL HAVE TO WAIT SEVEN CONTRACT YEARS FROM THE RESET ANNIVERSARY BEFORE YOU CAN BEGIN GMIB OR GPWB PAYMENTS. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

CALCULATING THE 7% AIA
If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value on that date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the 7% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you took a GMIB Partial Annuitization that day based on the:
  - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.
  - MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

FOR EACH OF THE FIRST FIVE CONTRACT ANNIVERSARIES THAT OCCUR AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

FOR EACH CONTRACT ANNIVERSARY THAT OCCURS AFTER THE FIFTH, AND AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY, AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a)is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)is the difference of i) minus ii) with the result increased by 7% where:
  i) is the 7% AIA on the immediately preceding Business Day, and
  ii)is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS BEFORE THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value on that date.

ON EACH BUSINESS DAY BEFORE THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap is equal to:
o its value on the immediately preceding Business Day,
o plus two times any additional Purchase Payments received that day,
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

BEGINNING ON THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV
If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value on the rider effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you take a GMIB Partial Annuitization that day based on the:
  - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
  - the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

IF YOU EXERCISE THE GPWB AND ELECT THE 5% PAYMENT OPTION, THE PB VALUE WILL ONLY INCREASE AFTER YOU BEGIN RECEIVING GPWB PAYMENTS AS A RESULT OF ANY STEP UPS. IF YOU EXERCISE THE GPWB AND ELECT THE 10% PAYMENT OPTION, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS. IN ADDITION, IF YOU EXERCISE THE GPWB, THE PB VALUE WILL DECREASE:
o on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
o proportionately by the percentage of any Contract Value taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix C for examples of the calculations of the PB Value.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

STEP UPS UNDER THE GPWB WITH THE 5% PAYMENT OPTION
STEP UPS ARE NOT AVAILABLE UNDER THE 10% PAYMENT OPTION AND ARE NOT AVAILABLE AFTER THE OLDER OWNER REACHES AGE 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value, if that amount is greater than the PB Value.

Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.

If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year's GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of "GPWB Payments" later in this section.)

Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D - GPWB Under the PRIME Plus Benefit. Appendix D contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING THE PRIME PLUS BENEFIT
The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you elect the 5% GPWB Payment option, we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday to "lock in" any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE GPWB AND GMIB ARE APPROPRIATE FOR YOUR SITUATION.

You must hold your Contract for seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

IF YOU EXERCISE THE GPWB:
o You can no longer remove the PRIME Plus Benefit from the Contract.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you;
  however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

o If you elect the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.
o Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:
  - withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and
  - withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses - Withdrawal Charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o The GMDB will terminate.

IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o The GPWB will continue to be available to you.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Under the PRIME Plus Benefit the Owner controls:
o when to exercise a benefit,
o which benefit(s) to exercise,
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
o the frequency of GPWB Payments,* and
o whether to stop or restart GPWB Payments on an annual basis.

* Owners do not have this flexibility under the GMIB.
GPWB PAYMENTS
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or "step up" feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of "Step Ups Under the GPWB with the 5% Payment Option" earlier in this section.

If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

IF YOU REQUEST AN EXCESS WITHDRAWAL WHILE YOU ARE RECEIVING GPWB PAYMENTS AND THE AMOUNT YOU REQUEST PLUS YOUR GPWB PAYMENTS EXCEEDS THE ANNUAL GPWB MAXIMUM, THE AMOUNT THAT EXCEEDS THE GPWB MAXIMUM WILL BE SUBJECT TO ANY APPLICABLE WITHDRAWAL CHARGE* AND WILL REDUCE:
o the Withdrawal Charge Basis,**
o the Contract Value,
o the PB Value (which determines the amount available for future GPWB
  Payments and/or future GMIB Payments), and
o the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
**GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB
  Maximum will not reduce the Withdrawal Charge Basis.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:
o within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
o within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Once each Contract Year, you can elect to:
o change the frequency of next year's GPWB Payments,
o change the amount of next year's GPWB Payment subject to the GPWB
  Maximum, or
o stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.

The following changes* are available at any time and will be effective when we receive your request in good order at our Service Center.
o Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
o Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (less any withdrawal charge).
o Stop GPWB Payments completely and have us make Traditional Annuity
  Payments under a Full Annuitization based on the entire Contract Value.

* These changes will cause the GPWB to terminate. For more details, see the discussion of "Removing the PRIME Plus Benefit From Your Contract" earlier in this section.

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.

**For more information, see the discussion of "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" earlier in this section and section 5, Investment Options - Transfers.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract will end, and the Contract will terminate[+]; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate[+].

+ If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age
59 1/2, GPWB Payments may be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses - Withdrawal Charge.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

TERMINATION OF THE GPWB
THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Termination of the PRIME Plus Benefit rider.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GMIB PAYMENTS
The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o We will base all GMIB Payments on an interest rate of 1% per year.

* For more information see section 3, The Annuity Phase - Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB
IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Termination of the PRIME Plus Benefit rider.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Termination of the PRIME Plus Benefit rider.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

REQUIRED MINIMUM DISTRIBUTIONS (RMDS) UNDER QUALIFIED CONTRACTS WITH THE PRIME PLUS BENEFIT
The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals.

In addition, RMD payments will reduce your PB Value. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THE PRIME PLUS BENEFIT.


5. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International                capital                 international equity securities whose issuers are considered
Management         Equity Fund                                          by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock  Large Growth  Long-term growth of     Invests at least 80% of total assets in common and preferred
Investment         Capital                      capital                 stock and securities convertible into common and preferred
Management         Appreciation                                         stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
Managed by Allianz AZL            International Match the performance   Invests at least 80% of its assets in a statistically
Investment         International                of the MSCI             selected sampling of equity securities of companies included
Management         Index Fund                   EAFE[{R}]  in the Morgan Stanley Capital International Europe,
LLC/BlackRock                                   Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
Investment                                      possible                instruments linked to the MSCI EAFE index.
Management, LLC
Managed by Allianz AZL Money          Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund     Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                      stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                           obligations. During extended periods of low interest rates,
Institutional                                                           and due in part to contract fees and expenses, the yield of
Management                                                              the AZL Money Market Fund may also become extremely low and
Corporation                                                             possibly negative.
Managed by Allianz AZL S&P 500     Large Blend  Match total return of   Normally invests in all 500 stocks in the S&P
Investment         Index Fund                   the S&P                 500[{R}] in proportion to their weighting in
Management                                      500[{R}]   the index.
LLC/BlackRock
Investment
Management, LLC
                   AZL Small Cap    Small Cap   Match performance of    Invests in a representative sample of stocks included in the
                   Stock Index                  the S&P SmallCap 600    S&P SmallCap 600 Index[{R}], and in futures
                   Fund                         Index{R}   whose performance is related to the index, rather than
                                                                        attempt to replicate the index.
Managed by         BlackRock        Specialty   High total investment   Invests in both equity and debt securities of issuers
BlackRock          Global                       return                  located around the world to achieve a combination of capital
Advisors,          Allocation                                           growth and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       33

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER


COLUMBIA
Managed by      AZL          Mid Cap  Long-term      Invests at least 80% of net assets in equity securities of companies that have
Allianz         Columbia              growth of      market capitalizations in the range of the companies in the Russell
Investment      Mid Cap               capital        Midcap[{R}] Value Index at the time of purchase that the fund's
Management      Value Fund                           subadviser believes are undervalued and have the potential for long-term
LLC/Columbia                                         growth.
Management
Advisors, LLC
                AZL         Small Cap Long-term      Invests at least 80% of net assets in equity securities of companies with
                Columbia              capital        market capitalizations in the range of the companies in the Russell 2000 Value
                Small Cap             appreciation   Index[{R}] at the time of purchase that the subadviser believes
                Value Fund                           are undervalued.


DAVIS
Managed by      AZL Davis     Large   Long-term      Invests the majority of assets in equity securities issued by large companies
Allianz         NY Venture    Value   growth of      with market capitalizations of at least $10 billion.
Investment      Fund                  capital
Management
LLC/Davis
Selected
Advisers, L.P.
Managed by      Davis VA    Specialty Long-term      At least 80% of net assets in securities issued by companies  principally
Davis Advisors  Financial             growth of      engaged in the financial services sector.
                Portfolio             capital
                Davis VA      Large   Long-term      Invests primarily in equity securities issued by large companies with market
                Value         Value   growth of      capitalizations of at least $10 billion.
                Portfolio             capital


DREYFUS
Managed by      AZL Dreyfus   Large   Long-term      Primarily invests in common stocks of large, well-established and mature
Allianz         Equity       Growth   growth of      companies. Normally invests at least 80% of its net assets in stocks that are
Investment      Growth Fund           capital and    included in a widely recognized index of stock market performance. May invest
Management                            income         in non-dividend paying companies if they offer better prospects for capital
LLC/The Dreyfus                                      appreciation. May invest up to 30% of its total assets in foreign securities.
Corporation
EATON VANCE
Managed by      AZL Eaton     Large   Total Return   Invests at least 80% of net assets in equity securities, primarily in dividend-
Allianz         Vance Large   Value                  paying stocks, of large-cap companies with market capitalizations equal to or
Investment      Cap Value                            greater than the median capitalization of companies included in the Russell
Management      Fund                                 1000 Value Index. May invest up to 25% of total assets in foreign securities,
LLC/Eaton Vance                                      including emerging market securities.
Management
FRANKLIN TEMPLETON
Managed by      AZL         Small Cap Long-term      Under normal market conditions, invests at least 80% of its net assets in
Allianz         Franklin              total return   investments of small capitalization companies similar to those that comprise
Investment      Small Cap                            the Russell 2500{trademark} Index at the time of investment.
Management      Value Fund
LLC/Franklin
Advisory
Services, LLC
Managed by      AZL         Specialty Long-term      Invests in a combination of subportfolios or strategies, each of which is
Allianz         Franklin              capital        managed by an asset manager that is part of Franklin Templeton.
Investment      Templeton             appreciation,
Management      Founding              with income as
LLC/Franklin    Strategy              a secondary
Mutual          Plus Fund             goal
Advisers, LLC,
Templeton
Global Advisors
Limited, and
Franklin
Advisers, Inc.


Managed by      Franklin    Specialty High Total     At least 80% of net assets in investments of companies located anywhere in the
Franklin        Global Real           Return         world that operate in the real estate sector and normally invests predominantly
Templeton       Estate                               in equity securities.
Institutional,  Securities
LLC             Fund
Managed by      Franklin      Large   Capital        Invests predominantly in a broadly diversified portfolio of equity securities,
Franklin        Growth and    Value   appreciation,  including securities convertible into common stock.
Advisers, Inc.  Income                with current
                Securities            income as a
                Fund                  secondary goal
                Franklin      High-   High current   Invests primarily to predominantly in debt securities offering high yield
                High Income   Yield   income with    ("junk bonds") and expected total return.
                Securities    Bonds   capital
                Fund                  appreciation
                                      as a secondary
                                      goal


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
Managed by         Franklin      Specialty    Maximize       Normally invests in debt and equity securities, including corporate,
Franklin Advisers, Income                     income while   foreign and U.S. Treasury bonds and stocks with dividend yields the
Inc.               Securities                 maintaining    manager believes are attractive.
                   Fund                       prospects for
                                              capital
                                              appreciation
                   Franklin     Large Growth  Capital        At least 80% of net assets in investments of large capitalization
                   Large Cap                  appreciation   companies, and normally invests predominantly in equity securities.
                   Growth
                   Securities
                   Fund
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of companies that have paid
Franklin Advisory  Rising                     capital        rising dividends, and normally invests predominantly in equity
Services, LLC      Dividends                  appreciation   securities.
                   Securities                 with
                   Fund                       preservation
                                              of capital as
                                              an important
                                              consideration
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of small capitalization and
Franklin           Small-Mid                  capital growth mid capitalization companies and normally invests predominantely in
Advisers, Inc.     Cap Growth                                equity securities.
                   Securities
                   Fund
Managed by         Franklin      Small Cap    Long term      At least 80% of net assets in investments of small capitalization
Franklin Advisory  Small Cap                  total return   companies and normally invests predominantly in equity securities.
Services, LLC      Value
                   Securities
                   Fund
Administered by    Franklin        Model      Capital        Invests equal portions in Class 1 shares of the Franklin Income
Franklin Templeton Templeton     Portfolio    appreciation   Securities Fund, Mutual Shares Securities Fund, and Templeton Growth
Services, LLC      VIP            (Fund of    with income as Securities Fund.
                   Founding        Funds)     a secondary
                   Funds                      goal.
                   Allocation
                   Fund
Managed by         Franklin      Short-Term   Income         At least 80% of its net assets in U.S. government securities and
Franklin Advisers, U.S.            Bonds                     normally invests primarily in fixed and variable rate mortgage-backed
Inc.               Government                                securities.
                   Fund
                   Franklin    Intermediate-  As high an     Normally invests at least 80% of its net assets in zero coupon debt
                   Zero Coupon   Term Bonds   investment     securities. The fund will mature in December of 2010 and will then no
                   Fund 2010                  return as is   longer be available as an Investment Option under the Contract. For
                                              consistent     additional information regarding the maturity of the fund, please see
                                              with capital   the Franklin Zero Coupon Fund prospectus.
                                              preservation
Managed by         Mutual      International  Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Global          Equity     appreciation   manager believes are undervalued. The fund also invests, to a lesser
Advisers,          Discovery                                 extent, in risk arbitrage securities and distressed companies.
LLC/Franklin       Securities
Templeton          Fund
Investment
Management Limited
Managed by         Mutual       Large Value   Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Shares                     appreciation,  manager believes are undervalued. The fund also invests, to a lesser
Advisers, LLC      Securities                 with income as extent, in risk arbitrage securities and distressed companies.
                   Fund                       a secondary
                                              goal
Managed by         Templeton   International  Long-term      Normally invests at least 80% of net assets in investments of issuers
Templeton          Foreign         Equity     capital growth located outside the U.S., including those in emerging markets, and
Investment         Securities                                normally invests predominantly in equity securities.
Counsel, LLC       Fund
Managed by         Templeton   Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which include
Franklin Advisers, Global Bond   Term Bonds   income,        debt securities of any maturity, such as bonds, notes, bills and
Inc.               Securities                 consisent with debentures. The fund may invest a portion of its total assets in bonds
                   Fund                       preservation   rated below investment grade and a significant portion of its assets in
                                              of capital,    foreign securities.
                                              with capital
                                              appreciation
                                              as a secondary
                                              consideration
Managed by         Templeton   International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth          Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                markets.
Limited/Templeton  Fund
Asset Management
Ltd.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       35

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER


FUND OF FUNDS
Managed by Allianz AZL Allianz    A "Fund  Long-term      Normally invests in a combination of AGI Mutual Funds, with 45% to 65% of
Investment         Global        of Funds" capital        the fund's assets allocated to equity investments and 35% to 55% allocated
Management LLC     Investors       Model   appreciation   to fixed income investments.
                   Select Fund   Portfolio with
                                           preservation
                                           of capital as
                                           an important
                                           consideration
                   AZL Balanced   A "Fund  Long-term      Invests primarily in a combination of five underlying bond and equity
                   Index         of Funds" capital        index funds, to achieve a range generally from 40% to 60% of assets in the
                   Strategy Fund   Model   appreciation   underlying equity index funds and 40% to 60% in the underlying bond index
                                 Portfolio with           fund.
                                           preservation
                                           of capital as
                                           an important
                                           consideration
                   AZL Fusion     A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Balanced Fund of Funds" capital        from 40% to 60% of assets in equity funds with the remaining balance
                                   Model   appreciation   invested in fixed income funds.
                                 Portfolio with
                                           preservation
                                           of capital as
                                           an important
                                           consideration
                   AZL Fusion     A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Conservative  of Funds" capital        from 25% to 45% of assets in equity funds with the remaining balance
                   Fund            Model   appreciation   invested in fixed income funds.
                                 Portfolio with
                                           preservation
                                           of capital as
                                           an important
                                           consideration
                   AZL Fusion     A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Growth Fund   of Funds" capital        from 70% to 90% of assets in equity funds with the remaining balance
                                   Model   appreciation   invested in fixed income funds.
                                 Portfolio
                   AZL Fusion     A "Fund  Long-term      Allocation among the underlying investments, to achieve a range generally
                   Moderate Fund of Funds" capital        from 55% to 75% of assets in equity funds with the remaining balance
                                   Model   appreciation   invested in fixed income funds.
                                 Portfolio
                   AZL Moderate   A "Fund  Long-term      Invests primarily in a combination of five underlying bond and equity
                   Index         of Funds" capital        index funds, to achieve a range generally from 55% to 75% of assets in the
                   Strategy Fund   Model   appreciation   underlying equity index funds and 25% to 45% in the underlying bond index
                                 Portfolio                fund.
J.P. MORGAN
Managed by Allianz AZL JPMorgan    Large   High total     Invests at least 80% of its net assets, plus any borrowings for investment
Investment         U.S. Equity     Blend   return         purposes, primarily in equity securities of large- and medium-
Management         Fund                                   capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
MFS
Managed by Allianz AZL MFS         Large   Capital        Invests primarily in equity securities of companies with large
Investment         Investors       Blend   appreciation   capitalizations that the subadviser believes has above average earnings
Management         Trust Fund                             growth potential, are undervalued, or is a combination of both.
LLC/Massachusetts
Financial Services
Company



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER


OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth Fund        Large Growth  Long-term     Invests at least 65% of its assets in common stocks of
Investment                                                  growth of     "growth" companies, defined as having above-average growth
Management LLC/                                             capital with  prospects, with market capitalizations of at least $5
Oppenheimer                                                 income as an  billion.
Capital LLC                                                 incidental
                                                            consideration
                   AZL OCC Opportunity Fund    Small Cap    Capital       At least 65% of its assets in common stocks of "growth"
                                                            appreciation  companies with market capitalizations of less than $2 billion at the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio      Mid Cap     Long-term     Invests at least 80% of its net assets in equity
Global Investors                                            capital       securities of companies with market capitalizations
Fund Management                                             appreciation  between $500 million and $15 billion at the time of
LLC                                                                       purchase that the adviser believes are undervalued in the
                                                                          marketplace.
OPPENHEIMERFUNDS
Managed by         Oppenheimer Global        International  Long-term     Invests mainly in common stocks of U.S. and foreign
OppenheimerFunds,  Securities Fund/VA            Equity     capital       issuers, currently with an emphasis in developed markets.
Inc.                                                        appreciation
                   Oppenheimer High Income     High-Yield   High level of Invests mainly in a variety of high-yield fixed-income
                   Fund/VA                       Bonds      current       securities of domestic and foreign issuers with at least
                                                            income        65% of total assets in high-yield, lower-grade fixed
                                                                          income securities commonly known as "junk" bonds.
                   Oppenheimer Main Street    Large Blend   High total    Invests mainly in common stocks of U.S. companies of
                   Fund[{R}]/VA                return (which different capitalization ranges, presently focusing on
                                                            includes      large-capitalization issuers.
                                                            growth in the
                                                            value of its
                                                            shares as
                                                            well as
                                                            current
                                                            income)
PIMCO
Managed by Pacific PIMCO VIT All Asset         Specialty    Maximum real  Invests in institutional class shares of the underlying
Investment         Portfolio                    (Fund of    return        PIMCO Funds and does not invest directly in stocks or
Management Company                               Funds)     consistent    bonds of other issuers.
LLC                                                         with
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT CommodityReal     Specialty    Maximum real  Invests in commodity linked derivative instruments backed
                   Return[{R}]                 return        by a portfolio of inflation-indexed securities and other
                   Strategy Portfolio                       consistent    fixed income securities.
                                                            with prudent
                                                            investment
                                                            management
                   PIMCO VIT Emerging        Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Markets Bond Portfolio      Term Bonds   return,       issuers that economically are tied to countries with
                                                            consistent    emerging securities markets.
                                                            with
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Global Bond     Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Portfolio (Unhedged)        Term Bonds   return,       issuers in at least three countries (one of which may be
                                                            consistent    the U.S.), which may be represented by futures contracts.
                                                            with          May invest, without limitation, in securities of issuers
                                                            preservation  in emerging market countries.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Global Multi-     Specialty    Total return  Invests in a combination of affiliated and unaffiliated
                   Asset Portfolio                          which exceeds funds, fixed income instruments, equity securities,
                                                            a 60% MSCI    forwards and derivatives. Typically invests 20% to 80% of
                                                            World         total assets in equity-related investments.
                                                            Index/40%
                                                            Barclays
                                                            Capital U.S.
                                                            Aggregate
                                                            Index blend



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       37

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
                   PIMCO VIT High   High-Yield   Maximum total At least 80% of assets in a diversified portfolio of high-yield
                   Yield              Bonds      return,       securities ("junk bonds") rated below investment grade, but at least
                   Portfolio                     consistent    Caa by Moody's or equivalently rated by S&P or Fitch. May invest up
                                                 with          to 20% of total asets in securities denominated in foreign preservation  currencies.
                                                 of capital
                                                 and prudent
                                                 investment
                                                 management
                   PIMCO VIT Real Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds of varying
                   Return           Term Bonds   return,       maturities issued by the U.S. and non-U.S. governments, their
                   Portfolio                     consistent    agencies or instrumentalities and corporations.
                                                 with
                                                 preservation
                                                 of real
                                                 capital and
                                                 prudent
                                                 investment
                                                 management
                   PIMCO VIT      Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of fixed
                   Total Return     Term Bonds   return,       income instruments of varying maturities, which may be represented by
                   Portfolio                     consistent    forwards or derivatives such as options, futures contracts, or swap
                                                 with          agreements.
                                                 preservation
                                                 of capital
                                                 and prudent
                                                 investment
                                                 management
PRUDENTIAL
Managed by         SP             International  Long-term     Invests primarily in equity-related securities of foreign issuers
Prudential         International      Equity     growth of     with at least 65% of its total assets in common stocks of foreign
Investments        Growth                        capital       companies operating or based in at least five different countries.
LLC/William Blair  Portfolio
& Company LLC and
Marsico Capital
Management LLC
Managed by         SP Strategic    Large Growth  Long-term     At least 65% of total assets in equity and equity-related securities
Prudential         Partners                      growth of     of U.S. companies that the adviser believes to have strong capital
Investments        Focused Growth                capital       appreciation potential.
LLC/Jennison       Portfolio
Associates LLC and
AllianceBernstein
L.P.


SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital       Invests at least 80% of its net assets in equity securities of
Investment         Emerging                      appreciation  companies that the subadviser believes to be "emerging market"
Management         Markets Equity                              issuers. May invest remainder of assets in securities of issuers
LLC/Schroder       Fund                                        located anywhere in the world.
Investment
Management North
America Inc.
SELIGMAN
Managed by         Seligman         Small Cap    Long-term     At least 80% of net assets in common stocks of "value" companies with
RiverSource        Smaller-Cap                   capital       smaller market capitalizations (up to $3 billion) at the time of
Investments        Value                         appreciation  purchase by the portfolio.
                   Portfolio
TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term     At least 80% of its net assets in common stocks and other equity
Investment         Quantitative                  growth of     securities of U.S. companies with small market capitalizations that
Management         Small Cap                     capital       the subadviser believes, based on a quantitative model, have strong
LLC/Turner         Growth Fund                                 earnings growth potential. Small capitalization companies are defined
Investment                                                     as companies with market capitalizations, at the time of purchase, in
Partners, Inc.                                                 the range of companies included in the Russell[
                                                               ]2000[{R}] Growth Index.



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER


VAN KAMPEN
Managed by   AZL Van Kampen   Specialty   Highest      Invests at least 65% of its total assets in income-producing equity
Allianz      Equity and                   possible     securities and also invests in investment grade quality debt securities. May
Investment   Income Fund                  income       invest up to 25% ot total assets in foreign securities, including emerging
Management                                consistent   market securities.
LLC/Van                                   with safety
Kampen Asset                              of principal
Management                                with long-
                                          term growth
                                          of capital
                                          as an
                                          important
                                          secondary
                                          objective
             AZL Van Kampen   Specialty   Income and   Invests at least 80% of assets in equity securities of companies in the real
             Global Real                  capital      estate industry located throughout the world, including real estate
             Estate Fund                  appreciation investment trusts and real estate operating companies established outside the
                                                       U.S.
             AZL Van Kampen  Large Value  Income and   Invests at least 65% of total assets in income-producing equity securities,
             Growth and                   long-term    including common stocks and convertible securities; also in non-convertible
             Income Fund                  growth of    preferred stocks and debt securities rated "investment grade." May invest  up
                                          capital      to 25% of total assets in foreign securities, including emerging market securities.
Managed by   AZL Van Kampen International Long term    Invests at least 80% of assets in a diversified portfolio of equity
Allianz      International                capital      securities of issuers selected from a universe comprised of approximately
Investment   Equity Fund                  appreciation 1,200 companies in non-U.S. markets.
Management
LLC/Morgan
Stanley
Investment
Management,
Inc.
Managed by   AZL Van Kampen    Mid Cap    Capital      At least 80% of net assets in common stocks and other equity securities of
Allianz      Mid Cap Growth               growth       mid capitalization growth companies.
Investment   Fund
Management
LLC/Van
Kampen Asset
Management



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.

TRANSFERS
CONTRACTS WITH THE PRIME PLUS BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS IF THESE CONTRACTS EXCEED CERTAIN LIMITS ON VOLATILITY OR RISK. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for the PRIME Plus Benefit.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a



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                                       43


quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


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                                       44

6. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


7. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. WE ASSESS THE SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO VARIABLE ANNUITY PAYMENTS; THERE ARE NO SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO FIXED ANNUITY PAYMENTS. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the current Separate Account annual expenses* are as follows:


                               BASE CONTRACT
                          M&E CHARGES ADMIN. TOTAL
                                      CHARGE
 TRADITIONAL GMDB            1.35%    0.15%  1.50%
 ENHANCED GMDB               1.65%    0.15%  1.80%
 EARNINGS PROTECTION GMDB    1.65%    0.15%  1.80%

                          CHARGES FOR A CONTRACT WITH THE
                                PRIME PLUS BENEFIT
                           M&E CHARGES    ADMIN.   TOTAL
                                          CHARGE
 TRADITIONAL GMDB             2.05%       0.15%    2.20%
 ENHANCED GMDB                2.25%       0.15%    2.40%
 EARNINGS PROTECTION GMDB     2.30%       0.15%    2.45%

* Some or all of the guaranteed benefits may not be available in all states.


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                                       45

If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.50%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within six complete Contract Years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments; and the "Waiver of Withdrawal Charge Benefits" and "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussions in section 9, Access to Your Money.) In the Contract or marketing


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                                       46

materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.


The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals). WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF TRANSFER FEES OR THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix F.

NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

NUMBER OF COMPLETE CONTRACT YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                    0                                       7%
                                    1                                       6%
                                    2                                       5%
                                    3                                       4%
                                    4                                       3%
                                    5                                       2%
                        6 Contract Years or more                            0%

After we have had a Purchase Payment for six complete Contract Years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount


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
                                       47

withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $10,000 and make another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one contract year carries over to the next contract year. This is the third contract year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total payments (or $36,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

                             $10,000 X 0.050 = $500

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

                              $6,000 X 0.060 = $360

4)CONTRACT EARNINGS. The withdrawal charges of $860 are deducted from contract earnings.

In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid total withdrawal charges of $860.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.



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                                       48

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy:
The PRIME Plus Benefit - Taxation of GMIB Payments.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate


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                  April 27, 2009, as revised October 26, 2009
investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


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                  April 27, 2009, as revised October 26, 2009



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                                       50

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.


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                                       51

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may


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                  April 27, 2009, as revised October 26, 2009
result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009



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                                       53

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


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                                       54

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GPWB Payments);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.


We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix F.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution (RMD) payments. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY



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
                                       55

PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS AND EXCESS WITHDRAWALS UP TO THE ANNUAL GPWB MAXIMUM WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING GPWB PAYMENTS, HOWEVER, AMOUNTS WITHDRAWN IN EXCESS OF THE ANNUAL GPWB MAXIMUM (INCLUDING GPWB PAYMENTS) ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN SECTION 7, EXPENSES - WITHDRAWAL CHARGE.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see "Waiver of Withdrawal Charge Benefits" next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o confined to a nursing home for a period of at least 90 consecutive days;
o terminally ill, which is defined as life expectancy of 12 months or less
  (we will require a full withdrawal of the Contract in this instance); or
o totally disabled for a period of at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We require proof of these conditions in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

THESE WAIVERS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day.


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                  April 27, 2009, as revised October 26, 2009

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs. Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB, and PB Values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


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                  April 27, 2009, as revised October 26, 2009

10.ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

11.DEATH BENEFIT
At Contract issue, you may be able to select one of three death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date (or the Annuitant is age 79 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

The Earnings Protection GMDB is available if all Owners are age 75 or younger on the Issue Date (or the Annuitant is age 75 or younger if the Contract is owned by a non-individual) for an additional M&E charge. The Earnings Protection GMDB values are reduced if any Owner is age 70 or older on the Issue Date. As a result, any Owner who is age 70 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB AND THE EARNINGS PROTECTION GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB AND/OR THE EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the death benefit based on the Accumulation Unit values next determined after receipt in Good Order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced as follows.
  o Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).
  o Proportionately by the percentage of PB Value applied to each GMIB
     Partial Annuitization taken before you exercise the GPWB (if applicable).


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner's death.

A.ANNUAL INCREASE AMOUNT (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE 3% AIA TO A MAXIMUM OF 1.5 TIMES YOUR TOTAL PURCHASE PAYMENTS, REDUCED AS FOLLOWS:
  o proportionately, by the percentage of PB Value applied to each GMIB
     Partial Annuitization (if applicable).
  o proportionately, by the percentage of Contract Value withdrawn
     (including any withdrawal charge) and/or annuitized for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

B.MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT
(EARNINGS PROTECTION GMDB)
If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Earnings Protection GMDB value, determined as of the end of the Business
  Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB carries a higher charge than the Traditional GMDB, and may carry a higher charge than the Enhanced GMDB. We will assess this charge even if the death benefit under the Earnings Protection GMDB is no greater than the death benefit under the Traditional GMDB or the Enhanced GMDB because you have not experienced any earnings under your Contract.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

C.TOTAL PAYMENTS
  Before you exercise the GPWB (if applicable) total payments are equal to the total Purchase Payments received, less adjusted partial withdrawals.

                                                                                                   PW X DB
                                                                                                     CV

                                                                             GMIBPA X DB
                                                                                 PA

  PW       =  The amount of any Contract Value applied to a traditional Partial
              Annuitization or withdrawn (including any withdrawal charge).
  GMIBPA   =  The amount of any PB Value applied to a GMIB Partial
              Annuitization.
  DB       =  The greater of: (a) Contract Value, or (b) total Purchase
              Payments, minus prior adjusted partial withdrawals on the date of
              (but before) the current partial withdrawal.
  CV       =  The Contract Value on the date of (but before) the partial withdrawal.
  PA       =  The PB Value on the date of (but before) the partial withdrawal.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the total payments, we will deduct more than the amount withdrawn and/or annuitized from the total payments.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the total payments, we will deduct more than the amount annuitized from the total payments.

D.CONTRACT VALUE PLUS (CV PLUS)
  Before exercise of the GPWB (if applicable), CV Plus is equal to the Contract
     Value,
  PLUS
     o If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
     o If you were age 70 or older on the Issue Date, 30% of the lesser of
       (a) or (b),
       where:
       (a)Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
       (b)Is three times the total Purchase Payments received in the first two Contract Years.
NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, Enhanced GMDB value, or Earnings Protection
  GMDB value that applies to your Contract will stop increasing, and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and
o the increased M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.[(1)] For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.[(1)] For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary[(1)] a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary[(1)] a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner[(2)] If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase
  - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
(2)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, The PRIME Plus Benefit - Termination of the GMIB. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA     =   ANNUAL INCREASE AMOUNT             GPWB  =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
CV PLUS =   CONTRACT VALUE PLUS                MAV   =   MAXIMUM ANNIVERSARY VALUE
GMDB    =   GUARANTEED MINIMUM DEATH BENEFIT   PRIME =   PROTECTED RETIREMENT INCOME MADE EASY
GMIB    =   GUARANTEED MINIMUM INCOME BENEFIT

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of three GMDBs at Contract issue, subject to certain age restrictions and state availability. These GMDBs may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select either the Enhanced GMDB or Earnings Protection GMDB for an additional M&E charge.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value. You must wait at least seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset before you can exercise the GMIB and it can only be exercised within 30 days following a Contract Anniversary.

GMIB PAYMENTS - Annuity Payments we make to the Payee based on the PB Value.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. You must wait seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset before you can exercise the GPWB and it can only be exercised within 30 days following a Contract Anniversary.

GPWB MAXIMUM - if you have a Contract with the PRIME Plus Benefit and you exercise the GPWB, this is the annual limit of guaranteed partial withdrawals (or GPWB Payments) available to you under the GPWB. The GPWB Maximum is equal to 5% of the PB Value if you select the 5% payment option, or 10% of the PB Value if you select the 10% payment option.

GPWB PAYMENTS - withdrawal payments we make to the Owner based on the PB Value.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PB VALUE - the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.

PRIME (PROTECTED RETIREMENT INCOME MADE EASY) PLUS BENEFIT - an optional benefit package that includes a GMIB and GPWB and carries a higher M&E charge. You may add the PRIME Plus Benefit once before age 76 and later remove it from the Contract if you so choose. We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus. The address for sending applications for new Contracts is listed on the application.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
ANNUITY PROVISIONS................7
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON MAY 2003 CONTRACTS.8
INFORMATION ON CONTRACTS THAT WERE OFFERED
BEFORE APRIL 29, 2005............16
INFORMATION ON ORIGINAL CONTRACTS17
FINANCIAL STATEMENTS.............18
APPENDIX - CONDENSED FINANCIAL INFORMATION19


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT     MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                           FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                    EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
AIM
AZL AIM                .90    .25        -      .22         -                        1.37              -                       1.37
International
Equity
Fund[(1)]
BLACKROCK
AZL BlackRock          .80    .25        -      .15         -                        1.20              -                       1.20
Capital
Appreciation
Fund[(1)]
AZL                    .35    .25        -      .10         -                         .70              -                        .70
International
Index
Fund[(1),(13)]
AZL Money              .35    .25        -      .09         -                         .69              -                        .69
Market
Fund[(1)]
AZL S&P 500            .17      -        -      .23         -                         .40            .14                        .26
Index Fund -
Class
1[(1),(7),(8)]
AZL S&P 500            .17    .25        -      .23         -                         .65            .14                        .51
Index Fund -
Class
2[(1),(7)]
AZL Small Cap          .26    .25        -      .26         -                         .77            .17                        .60
Stock Index
Fund -
Class 2[(1)]
BlackRock              .65    .25        -      .13         -                        1.03              -                       1.03
Global
Allocation
V.I. Fund -
Class 3
COLUMBIA
AZL Columbia           .75    .25        -      .13         -                        1.13              -                       1.13
Mid Cap Value
Fund[(1)]
AZL Columbia           .90      -        -      .32         -                        1.22            .12                       1.10
Small Cap
Value Fund -
Class
1[(1),(7),(8)]
AZL Columbia           .90    .25        -      .34         -                        1.49            .12                       1.37
Small Cap
Value Fund -
Class
2[(1),(7)]
DAVIS
AZL Davis NY           .75      -        -      .10         -                         .85              -                        .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY           .75    .25        -      .12         -                        1.12              -                       1.12
Venture Fund -
Class
2[(1),(7)]
Davis VA               .75      -        -      .13         -                         .88              -                        .88
Financial
Portfolio[(6)]
Davis VA Value         .75      -        -      .07         -                         .82              -                        .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus            .77    .25        -      .08         -                        1.10              -                       1.10
Equity Growth
Fund[(1)]
EATON VANCE
AZL Eaton              .73    .25        -      .09         -                        1.07              -                       1.07
Vance Large
Cap Value
Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin           .75    .25        -      .12         -                        1.12              -                       1.12
Small Cap
Value
Fund[(1)]
AZL Franklin           .70    .25        -      .25         -                        1.20              -                       1.20
Templeton
Founding
Strategy Plus
Fund - Class
2[(1),(13)]
Franklin               .80    .25        -      .30         -                        1.35            .32                       1.03
Global Real
Estate
Securities
Fund - Class
2[(4)]
Franklin               .50    .25        -      .05         -                         .80              -                        .80
Growth and
Income
Securities
Fund - Class
2[(3) ]
Franklin High          .57    .25        -      .09         -                         .91              -                        .91
Income
Securites Fund
- Class 2[(3)]
Franklin               .45    .25        -      .02         -                         .72              -                        .72
Income
Securities
Fund - Class
2[(3)]



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT     MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                           FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                    EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
Franklin Large Cap Growth Securities Fund - Class 2[(3)]                       .73 .25   - .04   -  1.02   -  1.02
Franklin Rising Dividends Securities Fund - Class 2[(3),(5)]                   .60 .25   - .02 .01   .88 .01   .87
Franklin Small-Mid Cap Growth Securities Fund - Class 2[(5)]                   .50 .25   - .28 .02  1.05 .02  1.03
Franklin Small Cap Value Securities Fund - Class 2[(5)]                        .52 .25   - .16 .01   .94 .01   .93
Franklin Templeton VIP Founding Funds Allocation Fund - Class 2[(9)]           .00 .25   - .13 .65  1.03 .03  1.00
Franklin U.S. Government Fund -                                                .49 .25   - .04   -   .78   -   .78
Class 2[(3)]
Franklin Zero Coupon Fund 2010 - Class 1[(3)]                                  .60   -   - .08   -   .68   -   .68
Mutual Global Discovery Securities Fund - Class 2                              .80 .25   - .18   -  1.23   -  1.23
Mutual Shares Securities Fund -                                                .60 .25   - .13   -   .98   -   .98
Class 2
Templeton Foreign Securities Fund -                                            .64 .25   - .15 .02  1.06 .02  1.04
Class 2[(5)]
Templeton Global Bond Securities Fund - Class 2[(3)]                           .47 .25   - .11   -   .83   -   .83
Templeton Growth Securities Fund -                                             .74 .25   - .04   -  1.03   -  1.03
Class 2[(3)]
J.P. MORGAN
AZL JPMorgan U.S. Equity Fund -                                                .80   -   - .23   -  1.03 .08   .95
Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund -                                                .80 .25   - .25   -  1.30 .08  1.22
Class 2[(1),(7)]
MFS
AZL MFS Investors Trust Fund[(1)]                                              .75 .25   - .11   -  1.11   -  1.11
OPPENHEIMER  CAPITAL
AZL OCC Growth Fund[(1),(13)]                                                  .75 .25   - .20   -  1.20   -  1.20
AZL OCC Opportunity Fund[(1)]                                                  .85 .25   - .15   -  1.25   -  1.25
OpCap Mid Cap Portfolio[(10)]                                                  .80   -   - .18   -   .98   -   .98
OPPENHEIMER FUNDS
Oppenheimer Global Securities Fund/VA - Non Service Class[(6)]                 .63   -   - .02   -   .65   -   .65
Oppenheimer High Income Fund/VA - Non Service Class[(6)]                       .74   -   - .06   -   .80   -   .80
Oppenheimer Main Street Fund[{R}]/VA - Non Service Class[(6)]     .64   -   - .02   -   .66   -   .66
PIMCO
PIMCO VIT All Asset Portfolio -                                               .425   - .15   - .76 1.335 .02 1.315
Admin. Class[(6),(11),(12)]
PIMCO VIT CommodityRealReturn Strategy Portfolio - Admin. Class[(2),(6),(12)]  .74   - .15 .17 .09  1.15 .09  1.06
PIMCO VIT Emerging Markets Bond Portfolio - Admin. Class[(6)]                  .85   - .15 .13   -  1.13   -  1.13
PIMCO VIT Global Bond Portfolio (Unhedged) - Admin. Class[(6)]                 .75   - .15 .07   -   .97   -   .97
PIMCO VIT Global Multi-Asset Portfolio - Admin. Class[(12),(13)]               .95   - .15 .09 .68  1.87 .77  1.10
PIMCO VIT High Yield Portfolio -                                               .60   - .15   -   -   .75   -   .75
Admin. Class[(6)]
PIMCO VIT Real Return Portfolio -                                              .50   - .15 .06   -   .71   -   .71
Admin. Class[(6)]



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT     MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                           FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                    EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
PIMCO VIT Total Return Portfolio -                             .50   - .15 .23   -  .88   -  .88
Admin. Class[(6)]
PRUDENTIAL
SP International Growth Portfolio - Class 2[(6)]               .85 .25   - .29   - 1.39   - 1.39
SP Strategic Partners Focused Growth Portfolio - Class 2[(6)]  .90 .25   - .48   - 1.63   - 1.63
SCHRODER
AZL Schroder Emerging Markets Equity Fund[(1)]                1.23 .25   - .47   - 1.95 .28 1.67
SELIGMAN
Seligman Smaller-Cap Value Portfolio -                        1.00   -   - .22   - 1.22   - 1.22
Class 1[(6)]
TURNER
AZL Turner Quantitative Small Cap Growth Fund[(1)]             .85 .25   - .16   - 1.26   - 1.26
VAN KAMPEN
AZL Van Kampen Equity and Income Fund[(1)]                     .75 .25   - .13   - 1.13   - 1.13
AZL Van Kampen Global Real Estate Fund[(1)]                    .90 .25   - .28   - 1.43 .07 1.36
AZL Van Kampen Growth and Income Fund[(1)]                     .76 .25   - .11   - 1.12   - 1.12
AZL Van Kampen International Equity Fund[(1)]                  .95 .25   - .15   - 1.35   - 1.35
AZL Van Kampen Mid Cap Growth Fund[(1)]                        .80 .25   - .10   - 1.15   - 1.15


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.


(13)The Investment Option commenced operations under this Contract in 2009. Therefore, the expenses shown are estimated for the current calendar year.



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion              .20         -         .05        .25           1.25                 1.50       -                       1.50
Balanced
Fund[(1),(3)]
AZL Fusion              .20         -         .20        .40            .91                 1.31      .05                      1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth       .20         -         .04        .24           1.36                 1.60       -                       1.60
Fund[(1),(3)]
AZL Fusion              .20         -         .05        .25           1.29                 1.54       -                       1.54
Moderate
Fund[(1),(3)]
AZL Allianz             .05         -         .15        .20           1.06                 1.26       -                       1.26
Global Investors
Select
Fund[(1),(4)]
AZL Balanced            .05         -         .15        .20            .63                  .83       -                        .83
Index Strategy
Fund[(1),(4)]
AZL Moderate            .05         -         .15        .20            .61                  .81       -                        .81
Index Strategy
Fund[(1),(4)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


(4)The Investment Option commenced operations under this Contract in 2009. Therefore the expenses shown are estimated for the current calendar year.



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                  SEPARATE ACCOUNT ANNUAL EXPENSES[(1)]
Allianz Alterity - Base Contract with the Traditional GMDB                                               1.50%
Allianz Alterity - Contract with the Earnings Protection GMDB and the PRIME Plus Benefit                 2.45%

(1)The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.


 (Number of Accumulation Units in thousands)

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
1.50%
 12/31/2003    N/A 10.118       10
 12/31/2004 10.118 12.172       22
 12/31/2005 12.172 13.954       47
 12/31/2006 13.954 17.464       77
 12/31/2007 17.464 19.718      112
 12/31/2008 19.718 11.361       71
2.45%
 12/31/2003    N/A  9.959       16
 12/31/2004  9.959 11.867       70
 12/31/2005 11.867 13.475      173
 12/31/2006 13.475 16.706      282
 12/31/2007 16.706 18.683      311
 12/31/2008 18.683 10.663      261
AZL BlackRock Capital Appreciation Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.959       25
 12/31/2006 11.959 11.967       60
 12/31/2007 11.967 13.075       64
 12/31/2008 13.075  8.195       52


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.883       50
 12/31/2006 11.883 11.779      110
 12/31/2007 11.779 12.747      108
 12/31/2008 12.747  7.914      108
AZL Columbia Mid Cap Value Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.070        6
 12/31/2007 10.070 10.302       22
 12/31/2008 10.302  4.856       22
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.006       21
 12/31/2007 10.006 10.139       34
 12/31/2008 10.139  4.734       55



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Columbia Small Cap Value Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.050       11
 12/31/2005 12.050 12.273       19
 12/31/2006 12.273 13.712       27
 12/31/2007 13.712 12.394       37
 12/31/2008 12.394  8.291       40
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.973       47
 12/31/2005 11.973 12.080       73
 12/31/2006 12.080 13.369       87
 12/31/2007 13.369 11.969       97
 12/31/2008 11.969  7.931       97
AZL Davis NY Venture Fund
1.50%
 12/31/2003    N/A  9.944       17
 12/31/2004  9.944 10.829       78
 12/31/2005 10.829 11.701      160
 12/31/2006 11.701 13.131      216
 12/31/2007 13.131 13.471      303
 12/31/2008 13.471  7.896      428
2.45%
 12/31/2003    N/A  9.741       27
 12/31/2004  9.741 10.508      160
 12/31/2005 10.508 11.248      355
 12/31/2006 11.248 12.503      474
 12/31/2007 12.503 12.705      506
 12/31/2008 12.705  7.376     1021
AZL Dreyfus Equity Growth Fund
1.50%
 12/31/2003    N/A  8.794       10
 12/31/2004  8.794  9.331       31
 12/31/2005  9.331  9.612       31
 12/31/2006  9.612 10.693       62
 12/31/2007 10.693 11.455      170
 12/31/2008 11.455  6.587      164
2.45%
 12/31/2003    N/A  8.615       36
 12/31/2004  8.615  9.055       69
 12/31/2005  9.055  9.239       93
 12/31/2006  9.239 10.182      169
 12/31/2007 10.182 10.804      468
 12/31/2008 10.804  6.153      353
AZL Eaton Vance Large Cap Value Fund
1.50%
 12/31/2003    N/A  9.483       55
 12/31/2004  9.483 10.940      179
 12/31/2005 10.940 11.201      220
 12/31/2006 11.201 12.774      240
 12/31/2007 12.774 12.303      418
 12/31/2008 12.303  7.734      362

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A  9.245      110
 12/31/2004  9.245 10.565      390
 12/31/2005 10.565 10.714      600
 12/31/2006 10.714 12.104      691
 12/31/2007 12.104 11.547      967
 12/31/2008 11.547  7.190      908
AZL Franklin Small Cap Value Fund
1.50%
 12/31/2003    N/A 12.709       16
 12/31/2004 12.709 15.411       57
 12/31/2005 15.411 16.250      103
 12/31/2006 16.250 18.476      172
 12/31/2007 18.476 17.404      162
 12/31/2008 17.404 11.361      146
2.45%
 12/31/2003    N/A 12.628       31
 12/31/2004 12.628 15.168      122
 12/31/2005 15.168 15.842      272
 12/31/2006 15.842 17.843      369
 12/31/2007 17.843 16.648      373
 12/31/2008 16.648 10.765      358
AZL Fusion Balanced Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.623      216
 12/31/2006 10.623 11.458      415
 12/31/2007 11.458 12.089      633
 12/31/2008 12.089  8.640      626
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.555      204
 12/31/2006 10.555 11.277      570
 12/31/2007 11.277 11.786      593
 12/31/2008 11.786  8.344      696
AZL Fusion Growth Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.098       59
 12/31/2006 11.098 12.267      265
 12/31/2007 12.267 12.779      393
 12/31/2008 12.779  7.687      393
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.027      720
 12/31/2006 11.027 12.074     1590
 12/31/2007 12.074 12.458     1923
 12/31/2008 12.458  7.423     1887



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Fusion Moderate Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.801      271
 12/31/2006 10.801 11.780      498
 12/31/2007 11.780 12.363      517
 12/31/2008 12.363  8.189      512
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.732      502
 12/31/2006 10.732 11.595     1147
 12/31/2007 11.595 12.053     1298
 12/31/2008 12.053  7.908     1285
AZL JPMorgan U.S. Equity Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.751       51
 12/31/2005 10.751 11.169       86
 12/31/2006 11.169 12.609      120
 12/31/2007 12.609 12.892      134
 12/31/2008 12.892  7.787      128
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.683      168
 12/31/2005 10.683 10.994      266
 12/31/2006 10.994 12.294      372
 12/31/2007 12.294 12.450      408
 12/31/2008 12.450  7.449      359
AZL MFS Investors Trust Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.238       30
 12/31/2006 12.238 13.597      110
 12/31/2007 13.597 14.831      119
 12/31/2008 14.831  8.750      151
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.160      124
 12/31/2006 12.160 13.383      241
 12/31/2007 13.383 14.459      264
 12/31/2008 14.459  8.450      416
AZL Money Market Fund
1.50%
 12/31/2003    N/A 10.369       46
 12/31/2004 10.369 10.283      397
 12/31/2005 10.283 10.391      413
 12/31/2006 10.391 10.691      543
 12/31/2007 10.691 11.037      728
 12/31/2008 11.037 11.138     1090

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A  9.990       81
 12/31/2004  9.990  9.814      242
 12/31/2005  9.814  9.823      424
 12/31/2006  9.823 10.012      463
 12/31/2007 10.012 10.237      658
 12/31/2008 10.237 10.233     1401
AZL OCC Opportunity Fund
1.50%
 12/31/2003    N/A 12.784       24
 12/31/2004 12.784 13.571       53
 12/31/2005 13.571 14.048       45
 12/31/2006 14.048 15.456       77
 12/31/2007 15.456 16.577       83
 12/31/2008 16.577  8.630       60
2.45%
 12/31/2003    N/A 12.582       57
 12/31/2004 12.582 13.230      134
 12/31/2005 13.230 13.567      184
 12/31/2006 13.567 14.785      245
 12/31/2007 14.785 15.707      248
 12/31/2008 15.707  8.099      219
AZL S&P 500 Index Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.875       14
 12/31/2008  9.875  6.068      213
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.813       82
 12/31/2008  9.813  5.973      478
AZL Schroder Emerging Markets Equity Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.465       21
 12/31/2007 10.465 13.433       65
 12/31/2008 13.433  6.367      188
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.398      113
 12/31/2007 10.398 13.221      298
 12/31/2008 13.221  6.207      605



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Small Cap Stock Index Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.323        5
 12/31/2008  9.323  6.342      178
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.264       10
 12/31/2008  9.264  6.242      326
AZL Turner Quantitative Small Cap Growth Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.117       10
 12/31/2006 11.117 12.191       14
 12/31/2007 12.191 12.738       21
 12/31/2008 12.738  7.108       21
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.047       42
 12/31/2006 11.047 11.999       56
 12/31/2007 11.999 12.418       55
 12/31/2008 12.418  6.864       65
AZL Van Kampen Equity and Income Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.803       54
 12/31/2005 10.803 11.361       78
 12/31/2006 11.361 12.593      129
 12/31/2007 12.593 12.785      153
 12/31/2008 12.785  9.582      132
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.734      110
 12/31/2005 10.734 11.182      216
 12/31/2006 11.182 12.278      331
 12/31/2007 12.278 12.347      418
 12/31/2008 12.347  9.165      395
AZL Van Kampen Global Real Estate Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.044       29
 12/31/2007 12.044 10.834       77
 12/31/2008 10.834  5.781       60

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.967      122
 12/31/2007 11.967 10.662      130
 12/31/2008 10.662  5.635      122
AZL Van Kampen Growth and Income Fund
1.50%
 12/31/2003    N/A 10.192       62
 12/31/2004 10.192 11.427      139
 12/31/2005 11.427 12.297      211
 12/31/2006 12.297 14.041      253
 12/31/2007 14.041 14.196      272
 12/31/2008 14.196  9.390      221
2.45%
 12/31/2003    N/A  9.937       73
 12/31/2004  9.937 11.035      186
 12/31/2005 11.035 11.764      332
 12/31/2006 11.764 13.305      366
 12/31/2007 13.305 13.324      349
 12/31/2008 13.324  8.729      273
AZL Van Kampen International Equity Fund
1.50%
 12/31/2003    N/A 12.266        7
 12/31/2004 12.266 13.558       53
 12/31/2005 13.558 14.912       89
 12/31/2006 14.912 17.813      130
 12/31/2007 17.813 19.269      136
 12/31/2008 19.269 13.560      119
2.45%
 12/31/2003    N/A 12.188        9
 12/31/2004 12.188 13.344      130
 12/31/2005 13.344 14.538      267
 12/31/2006 14.538 17.203      395
 12/31/2007 17.203 18.432      420
 12/31/2008 18.432 12.848      384
AZL Van Kampen Mid Cap Growth Fund
1.50%
 12/31/2003    N/A  8.983       11
 12/31/2004  8.983 10.728       42
 12/31/2005 10.728 12.422      116
 12/31/2006 12.422 13.364      153
 12/31/2007 13.364 16.085      224
 12/31/2008 16.085  8.157      184
2.45%
 12/31/2003    N/A  8.758       25
 12/31/2004  8.758 10.360      132
 12/31/2005 10.360 11.883      255
 12/31/2006 11.883 12.663      337
 12/31/2007 12.663 15.097      675
 12/31/2008 15.097  7.583      607



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
BlackRock Global Allocation V.I. Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.914       18
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.864       62
Davis VA Financial Portfolio
1.50%
 12/31/2003    N/A 12.529        7
 12/31/2004 12.529 13.616       22
 12/31/2005 13.616 14.538       28
 12/31/2006 14.538 16.972       44
 12/31/2007 16.972 15.707       39
 12/31/2008 15.707  8.299       50
2.45%
 12/31/2003    N/A 12.071       27
 12/31/2004 12.071 12.994       86
 12/31/2005 12.994 13.743      129
 12/31/2006 13.743 15.893      140
 12/31/2007 15.893 14.569      135
 12/31/2008 14.569  7.624      122
Davis VA Value Portfolio
1.50%
 12/31/2003    N/A 10.154       51
 12/31/2004 10.154 11.235       87
 12/31/2005 11.235 12.114       87
 12/31/2006 12.114 13.724       72
 12/31/2007 13.724 14.146       69
 12/31/2008 14.146  8.316       62
2.45%
 12/31/2003    N/A  9.783       94
 12/31/2004  9.783 10.722      142
 12/31/2005 10.722 11.451      131
 12/31/2006 11.451 12.851      123
 12/31/2007 12.851 13.120      101
 12/31/2008 13.120  7.640       92
Franklin Global Real Estate Securities Fund
1.50%
 12/31/2003    N/A 39.101       12
 12/31/2004 39.101 50.766       50
 12/31/2005 50.766 56.751       70
 12/31/2006 56.751 67.417       77
 12/31/2007 67.417 52.554       55
 12/31/2008 52.554 29.823       47

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A 33.980       22
 12/31/2004 33.980 43.699       83
 12/31/2005 43.699 48.390      130
 12/31/2006 48.390 56.942      124
 12/31/2007 56.942 43.966      104
 12/31/2008 43.966 24.714       92
Franklin Growth and Income Securities Fund
1.50%
 12/31/2003    N/A 29.630       17
 12/31/2004 29.630 32.286       44
 12/31/2005 32.286 32.924       62
 12/31/2006 32.924 37.870       64
 12/31/2007 37.870 35.920       61
 12/31/2008 35.920 22.949       52
2.45%
 12/31/2003    N/A 25.749       20
 12/31/2004 25.749 27.791       81
 12/31/2005 27.791 28.073      126
 12/31/2006 28.073 31.986      134
 12/31/2007 31.986 30.051      125
 12/31/2008 30.051 19.017      110
Franklin High Income Securities Fund
1.50%
 12/31/2003    N/A 20.747       48
 12/31/2004 20.747 22.455       74
 12/31/2005 22.455 22.855       84
 12/31/2006 22.855 24.624       68
 12/31/2007 24.624 24.914       88
 12/31/2008 24.914 18.805       77
2.45%
 12/31/2003    N/A 18.030       27
 12/31/2004 18.030 19.329       75
 12/31/2005 19.329 19.488      109
 12/31/2006 19.488 20.798      130
 12/31/2007 20.798 20.843      134
 12/31/2008 20.843 15.583      119
Franklin Income Securities Fund
1.50%
 12/31/2003    N/A 35.607       24
 12/31/2004 35.607 39.935       75
 12/31/2005 39.935 39.973      150
 12/31/2006 39.973 46.562      218
 12/31/2007 46.562 47.588      266
 12/31/2008 47.588 32.976      244
2.45%
 12/31/2003    N/A 30.943       13
 12/31/2004 30.943 34.375       87
 12/31/2005 34.375 34.084      183
 12/31/2006 34.084 39.328      271
 12/31/2007 39.328 39.812      285
 12/31/2008 39.812 27.326      250


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Large Cap Growth Securities Fund
1.50%
 12/31/2003    N/A 17.221       26
 12/31/2004 17.221 18.310       69
 12/31/2005 18.310 18.229      111
 12/31/2006 18.229 19.915      121
 12/31/2007 19.915 20.840      116
 12/31/2008 20.840 13.440      100
2.45%
 12/31/2003    N/A 16.011       36
 12/31/2004 16.011 16.862      191
 12/31/2005 16.862 16.629      277
 12/31/2006 16.629 17.996      289
 12/31/2007 17.996 18.652      268
 12/31/2008 18.652 11.915      222
Franklin Rising Dividends Securities Fund
1.50%
 12/31/2003    N/A 29.638       36
 12/31/2004 29.638 32.406       98
 12/31/2005 32.406 33.019      132
 12/31/2006 33.019 38.098      126
 12/31/2007 38.098 36.519      115
 12/31/2008 36.519 26.226       98
2.45%
 12/31/2003    N/A 26.458       35
 12/31/2004 26.458 28.656      163
 12/31/2005 28.656 28.922      237
 12/31/2006 28.922 33.057      243
 12/31/2007 33.057 31.385      218
 12/31/2008 31.385 22.325      187
Franklin Small Cap Value Securities Fund
1.50%
 12/31/2003    N/A 12.372       20
 12/31/2004 12.372 15.081       51
 12/31/2005 15.081 16.160       62
 12/31/2006 16.160 18.623       55
 12/31/2007 18.623 17.908       45
 12/31/2008 17.908 11.816       35
2.45%
 12/31/2003    N/A 11.723       46
 12/31/2004 11.723 14.155      178
 12/31/2005 14.155 15.024      230
 12/31/2006 15.024 17.151      194
 12/31/2007 17.151 16.335      174
 12/31/2008 16.335 10.677      145
Franklin Small-Mid Cap Growth Securities Fund
1.50%
 12/31/2003    N/A 18.811       21
 12/31/2004 18.811 20.656       44
 12/31/2005 20.656 21.323       83
 12/31/2006 21.323 22.833       75
 12/31/2007 22.833 25.019       67
 12/31/2008 25.019 14.173       55

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A 17.405       27
 12/31/2004 17.405 18.931       86
 12/31/2005 18.931 19.359      111
 12/31/2006 19.359 20.534      111
 12/31/2007 20.534 22.286       97
 12/31/2008 22.286 12.505       79
Franklin Templeton VIP Founding Funds Allocation Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.241        6
 12/31/2008  9.241  5.838       20
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.198        6
 12/31/2008  9.198  5.756       26
Franklin U.S. Government Fund
1.50%
 12/31/2003    N/A 23.183       65
 12/31/2004 23.183 23.631      104
 12/31/2005 23.631 23.839      143
 12/31/2006 23.839 24.429      157
 12/31/2007 24.429 25.653      175
 12/31/2008 25.653 27.188      170
2.45%
 12/31/2003    N/A 20.147       34
 12/31/2004 20.147 20.341      120
 12/31/2005 20.341 20.327      170
 12/31/2006 20.327 20.633      175
 12/31/2007 20.633 21.461      191
 12/31/2008 21.461 22.529      265
Franklin Zero Coupon Fund 2010
1.50%
 12/31/2003    N/A 35.120        8
 12/31/2004 35.120 36.228       11
 12/31/2005 36.228 36.238       15
 12/31/2006 36.238 36.669       15
 12/31/2007 36.669 39.234       16
 12/31/2008 39.234 41.546       21
2.45%
 12/31/2003    N/A 30.521        7
 12/31/2004 30.521 31.185       22
 12/31/2005 31.185 30.899       38
 12/31/2006 30.899 30.971       38
 12/31/2007 30.971 32.823       44
 12/31/2008 32.823 34.428       55


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Mutual Global Discovery Securities Fund
1.50%
 12/31/2003    N/A 16.620       42
 12/31/2004 16.620 19.350       99
 12/31/2005 19.350 22.106      174
 12/31/2006 22.106 26.799      249
 12/31/2007 26.799 29.525      307
 12/31/2008 29.525 20.809      258
2.45%
 12/31/2003    N/A 15.528       39
 12/31/2004 15.528 17.907      165
 12/31/2005 17.907 20.265      310
 12/31/2006 20.265 24.336      389
 12/31/2007 24.336 26.557      424
 12/31/2008 26.557 18.539      359
Mutual Shares Securities Fund
1.50%
 12/31/2003    N/A 16.639       69
 12/31/2004 16.639 18.461      169
 12/31/2005 18.461 20.106      269
 12/31/2006 20.106 23.448      387
 12/31/2007 23.448 23.901      480
 12/31/2008 23.901 14.808      401
2.45%
 12/31/2003    N/A 15.546       35
 12/31/2004 15.546 17.085      201
 12/31/2005 17.085 18.432      374
 12/31/2006 18.432 21.293      569
 12/31/2007 21.293 21.498      621
 12/31/2008 21.498 13.192      585
OpCap Mid Cap Portfolio
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.003        9
 12/31/2007 10.003 10.565       29
 12/31/2008 10.565  6.070       33
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.939       21
 12/31/2007  9.939 10.398       79
 12/31/2008 10.398  5.918       73
Oppenheimer Global Securities Fund/VA
1.50%
 12/31/2003    N/A  9.710       68
 12/31/2004  9.710 11.398      120
 12/31/2005 11.398 12.835      105
 12/31/2006 12.835 14.881       92
 12/31/2007 14.881 15.585       79
 12/31/2008 15.585  9.182       66

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A  9.355      121
 12/31/2004  9.355 10.877      201
 12/31/2005 10.877 12.133      179
 12/31/2006 12.133 13.935      163
 12/31/2007 13.935 14.455      142
 12/31/2008 14.455  8.436      119
Oppenheimer High Income Fund/VA
1.50%
 12/31/2003    N/A 11.229       27
 12/31/2004 11.229 12.054       81
 12/31/2005 12.054 12.149       58
 12/31/2006 12.149 13.097       34
 12/31/2007 13.097 12.888       49
 12/31/2008 12.888  2.708       83
2.45%
 12/31/2003    N/A 10.819       22
 12/31/2004 10.819 11.503       60
 12/31/2005 11.503 11.485       51
 12/31/2006 11.485 12.264       42
 12/31/2007 12.264 11.953       40
 12/31/2008 11.953  2.488       42
Oppenheimer Main Street Fund/VA
1.50%
 12/31/2003    N/A  8.317       65
 12/31/2004  8.317  8.967      110
 12/31/2005  8.967  9.362      104
 12/31/2006  9.362 10.609       98
 12/31/2007 10.609 10.912       91
 12/31/2008 10.912  6.614       79
2.45%
 12/31/2003    N/A  8.013      155
 12/31/2004  8.013  8.558      243
 12/31/2005  8.558  8.850      227
 12/31/2006  8.850  9.934      206
 12/31/2007  9.934 10.121      182
 12/31/2008 10.121  6.077      156
PIMCO VIT All Asset Portfolio
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.870      114
 12/31/2005 11.870 12.422      366
 12/31/2006 12.422 12.808      305
 12/31/2007 12.808 13.667      177
 12/31/2008 13.667 11.330      149
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.794       83
 12/31/2005 11.794 12.227      217
 12/31/2006 12.227 12.487      187
 12/31/2007 12.487 13.198      182
 12/31/2008 13.198 10.838      192


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.029       30
 12/31/2006 11.029 10.529      109
 12/31/2007 10.529 12.781      107
 12/31/2008 12.781  7.077      103
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.959       59
 12/31/2006 10.959 10.363      135
 12/31/2007 10.363 12.461      152
 12/31/2008 12.461  6.834      206
PIMCO VIT Emerging Markets Bond Portfolio
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.920        3
 12/31/2006 10.920 11.756       23
 12/31/2007 11.756 12.254       37
 12/31/2008 12.254 10.309       38
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.851       23
 12/31/2006 10.851 11.571       37
 12/31/2007 11.571 11.947       45
 12/31/2008 11.947  9.955       44
PIMCO VIT Global Bond Portfolio (Unhedged)
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.343       29
 12/31/2006  9.343  9.632       47
 12/31/2007  9.632 10.412       63
 12/31/2008 10.412 10.170       88
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.283       23
 12/31/2006  9.283  9.480       45
 12/31/2007  9.480 10.151       66
 12/31/2008 10.151  9.821      122
PIMCO VIT High Yield Portfolio
1.50%
 12/31/2003    N/A 11.267       80
 12/31/2004 11.267 12.160      191
 12/31/2005 12.160 12.474      237
 12/31/2006 12.474 13.407      192
 12/31/2007 13.407 13.670      230
 12/31/2008 13.670 10.296      188

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.45%
 12/31/2003    N/A 10.855       38
 12/31/2004 10.855 11.605      173
 12/31/2005 11.605 11.792      208
 12/31/2006 11.792 12.555      217
 12/31/2007 12.555 12.679      214
 12/31/2008 12.679  9.459      231
PIMCO VIT Real Return Portfolio
1.50%
 12/31/2003    N/A 10.509       56
 12/31/2004 10.509 11.275      190
 12/31/2005 11.275 11.341      300
 12/31/2006 11.341 11.253      323
 12/31/2007 11.253 12.267      276
 12/31/2008 12.267 11.231      274
2.45%
 12/31/2003    N/A 10.442       47
 12/31/2004 10.442 11.098      237
 12/31/2005 11.098 11.057      349
 12/31/2006 11.057 10.867      330
 12/31/2007 10.867 11.734      305
 12/31/2008 11.734 10.641      347
PIMCO VIT Total Return Portfolio
1.50%
 12/31/2003    N/A 12.665      138
 12/31/2004 12.665 13.086      290
 12/31/2005 13.086 13.208      385
 12/31/2006 13.208 13.513      386
 12/31/2007 13.513 14.477      419
 12/31/2008 14.477 14.946      399
2.45%
 12/31/2003    N/A 12.202      126
 12/31/2004 12.202 12.489      316
 12/31/2005 12.489 12.486      415
 12/31/2006 12.486 12.654      513
 12/31/2007 12.654 13.428      518
 12/31/2008 13.428 13.731      532
Seligman Smaller-Cap Value Portfolio
1.50%
 12/31/2003    N/A 20.467       25
 12/31/2004 20.467 24.185       39
 12/31/2005 24.185 22.878       32
 12/31/2006 22.878 27.326       25
 12/31/2007 27.326 28.033       21
 12/31/2008 28.033 16.697       18
2.45%
 12/31/2003    N/A 19.720       32
 12/31/2004 19.720 23.080       59
 12/31/2005 23.080 21.627       55
 12/31/2006 21.627 25.589       48
 12/31/2007 25.589 26.001       44
 12/31/2008 26.001 15.340       38


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
SP International Growth Portfolio
1.50%
 12/31/2003    N/A  5.580       11
 12/31/2004  5.580  6.383       17
 12/31/2005  6.383  7.281       17
 12/31/2006  7.281  8.620       17
 12/31/2007  8.620 10.115       15
 12/31/2008 10.115  4.934       13
2.45%
 12/31/2003    N/A  5.421       30
 12/31/2004  5.421  6.142       71
 12/31/2005  6.142  6.940       69
 12/31/2006  6.940  8.139       68
 12/31/2007  8.139  9.460       83
 12/31/2008  9.460  4.570       51
SP Strategic Partners Focused Growth Portfolio
1.50%
 12/31/2003    N/A  5.983       10
 12/31/2004  5.983  6.477       19
 12/31/2005  6.477  7.327       17
 12/31/2006  7.327  7.138       15
 12/31/2007  7.138  8.064       16
 12/31/2008  8.064  4.882       15
2.45%
 12/31/2003    N/A  5.812        5
 12/31/2004  5.812  6.233       53
 12/31/2005  6.233  6.984       88
 12/31/2006  6.984  6.740       75
 12/31/2007  6.740  7.541       68
 12/31/2008  7.541  4.522       67
Templeton Foreign Securities Fund
1.50%
 12/31/2003    N/A 18.376        2
 12/31/2004 18.376 21.456       19
 12/31/2005 21.456 23.287       34
 12/31/2006 23.287 27.861       55
 12/31/2007 27.861 31.686       67
 12/31/2008 31.686 18.610       50
2.45%
 12/31/2003    N/A 16.411        4
 12/31/2004 16.411 18.980       53
 12/31/2005 18.980 20.405       92
 12/31/2006 20.405 24.182      123
 12/31/2007 24.182 27.241      125
 12/31/2008 27.241 15.848      126

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Global Bond Securities Fund
1.50%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.790       13
 12/31/2008 31.790 33.259       36
2.45%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 26.726       19
 12/31/2008 26.726 27.696       31
Templeton Growth Securities Fund
1.50%
 12/31/2003    N/A 19.624       12
 12/31/2004 19.624 22.430       76
 12/31/2005 22.430 24.055      152
 12/31/2006 24.055 28.866      194
 12/31/2007 28.866 29.101      225
 12/31/2008 29.101 16.534      202
2.45%
 12/31/2003    N/A 17.914        5
 12/31/2004 17.914 20.280      127
 12/31/2005 20.280 21.545      298
 12/31/2006 21.545 25.610      406
 12/31/2007 25.610 25.573      444
 12/31/2008 25.573 14.392      410


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX C - PB VALUE CALCULATION EXAMPLES
o You purchase a Contract with the PRIME Plus Benefit. You are the only
  Owner.
o You make an initial Purchase Payment of $100,000.
o You make an additional Purchase Payment of $10,000 in the sixth Contract
  Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)The 7% AIA
  Initial Purchase Payment.......................................$100,000.00
  Increased by 7% on the first Contract Anniversary.........x           1.07
                                                                    $107,000.00
  Increased by 7% on the second Contract Anniversary........x           1.07
                                                                    $114,490.00
  Beginning on the sixth Contract Anniversary we will only apply the

  7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

  On the sixth Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA..........................$140,255.17
  Increased by 7% on the sixth Contract Anniversary.........x           1.07
                                                                    $150,073.03
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
                                                                    $160,073.03

  On the seventh Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA..........................$140,255.17
  Increased by 7% on the sixth Contract Anniversary.........x           1.07
                                                                    $150,073.03
  Increased by 7% on the seventh Contract Anniversary.......x           1.07
                                                                    $160,578.14
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
                                                                    $170,578.14

  On the ninth Contract Anniversary the 7% AIA is:...............$193,845.92

  On the tenth Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since,
  up to and including the tenth:.................................$196,715.14
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
  Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year:  ($20,000 / $160,000) = 0.125 x
     $193,845.92 =..............................................-  24,230.74
                                                                    $182,484.40


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

  Verifying that the 7% AIA is within the maximum limit:
     2 times Purchase Payments made in the first five Contract Years: 2 x
       $100,000 =...................................................$200,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $200,000 =.....................-  25,000
                                                                       $175,000
  Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum.................................................$175,000
2)The MAV
  The MAV on the ninth Contract Anniversary.........................$180,000
  Reduced proportionately by the percentage of Contract Value withdrawn:
  ($20,000 / $160,000) = 0.125 x $180,000 =........................-  22,500
                                                                       $157,500

The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.

* Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday, or b) you exhaust the PB Value.


APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT
o On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
o On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value is $140,000 (see the example that appears in Appendix C).
o You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments

                                             CONTRACT VALUE PB VALUE GPWB PAYMENT
On the 10th Contract Anniversary                $140,000    $175,000    $8,750
11th Contract Anniversary                       $144,800    $166,250    $8,750
12th Contract Anniversary                       $151,900    $157,500    $8,750
13th Contract Anniversary before the step up    $160,000    $148,750    $8,750
13TH CONTRACT ANNIVERSARY AFTER THE STEP UP     $160,000    $160,000    $8,750
14th Contract Anniversary                       $151,700    $151,250    $8,750
15th Contract Anniversary                       $144,300    $142,500    $8,750
16th Contract Anniversary before the step up    $132,900    $133,750    $8,750
16TH CONTRACT ANNIVERSARY AFTER THE STEP UP     $132,900    $133,750    $8,750

o In this example the PB Value was stepped up on the 13th Contract
  Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).
o There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

o If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON GPWB PAYMENTS
o Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.
o Assume the Contract Value on the day of (but before) the Excess
  Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
  The GPWB Maximum....................................................$8,750
  First eight GPWB Payments..........................................- 4,800
  Remaining GPWB Maximum..............................................$3,950
  Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =.......................................$1,050
When we compute the withdrawal charge we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We will adjust the PB Value for the Excess Withdrawal as follows:
     The PB Value on the day of (but before) the partial
       withdrawal$170,200.00................................................
     The amount of the Excess Withdrawal that does not exceed the GPWB
       Maximum...................................................-  3,950.00
     Reduced proportionately by the remaining amount of the Excess
       Withdrawal's percentage
     of Contract Value on the day of (but before) the partial withdrawal
      = $1,050 {divide} $150,000 = 0.007 x $170,200 =.............- 1,191.40
     Remaining PB Value after the Excess Withdrawal..............$165,058.60
IN ADDITION, BECAUSE THE EXCESS WITHDRAWAL EXHAUSTS THE GPWB MAXIMUM FOR THE YEAR, THE FOUR REMAINING GPWB PAYMENTS WILL ALSO BE SUBJECT TO A WITHDRAWAL CHARGE. TO AVOID A WITHDRAWAL CHARGE YOU COULD INSTRUCT US TO STOP GPWB PAYMENTS FOR THE REMAINDER OF THE YEAR.


APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000.00
2)The 3% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 3% on the first Contract Anniversary......x           1.03
       ..........................................................$103,000.00
     Increased by 3% on the second Contract Anniversary.....x           1.03
       ..........................................................$106,090.00
     Increased by 3% on the third Contract Anniversary......x           1.03
       ..........................................................$109,272.70
     On the ninth Contract Anniversary the 3% AIA is.............$130,477.32
       Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $130,477.32 =...........-   16,309.66
       ..........................................................$114,167.66
     Increased by 3% on the tenth Contract Anniversary......x           1.03
       ..........................................................$117,592.69
     Verifying that the 3% AIA is within the maximum limit:
       1.5 times Purchase Payments: 1.5 x $100,000 =.$150,000
       Reduced proportionately by the percentage of Contract
         Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $150,000 =...-  18,750
                                                        $131,250
3)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
      ($20,000 / $160,000) = 0.125 x $180,000 =...................-   22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.


IF YOU SELECTED THE EARNINGS PROTECTION GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)Total Payments:
  Total Purchase Payments received..................................$100,000
     Less adjusted partial withdrawals calculated as (PW x DB) / CV:
     ($20,000 x $160,000) / $160,000 = $20,000 x 1 =..............-   20,000


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

       .............................................................$ 80,000
3)CV Plus:
  Contract Value:...........................................................
     $140,000
     Plus 50% of the lesser of (a) or (b).
       (a)Contract Value minus total Purchase Payments: $140,000 -
         $100,000 =........................................$  40,000
       (b)Three times your total Purchase Payments received in the first two Contract Years:
       3 x $100,000 =.......................................$300,000
       (a) is less than (b), so 50% of (a) = 0.50 x $40,000 =......+  20,000
       .............................................................$160,000
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

APPENDIX F - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as RMD payments. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)
= $100,000 - $0 = ............................................$100,000
  Multiplied by the withdrawal charge.......................x       5%
       .....................................................$    5,000
Therefore, we would withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years). The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any penalty-free withdrawals)
= $100,000 - $0 = ............................................$100,000
  Multiplied by the withdrawal charge.......................x       5%
       .....................................................$    5,000
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,000.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $27,000 in the second Contract Year when the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years), so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount you will receive that is subject to a withdrawal charge$3,000........................................................
  Multiplied by the withdrawal charge..........................x    6%
       ........................................................$   180
Therefore, we would withdraw $27,180 from the Contract and pay you $27,000.

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any penalty-free withdrawals)
= $100,000 - $3,000 = .........................................$97,000
  Multiplied by the withdrawal charge.........................x     5%
       ........................................................$ 4,850
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,150 ($90,000 less the $4,850 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $112,150.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the partial withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 2%.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any penalty-free withdrawals)
= $100,000 - $0 = ............................................$100,000
  Multiplied by the withdrawal charge.......................x       2%
       ......................................................$   2,000
Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $9,000 ($11,000 less the $2,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $69,000.

Alternatively, the largest available partial withdrawal at this time is $9,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After one additional year, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.


 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.



 The Allianz Alterity[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                      STATEMENT OF ADDITIONAL INFORMATION
                              ALLIANZ ALTERITY[TM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                  APRIL 27, 2009, AS REVISED OCTOBER 26, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
ALLIANZ LIFE.........................2
EXPERTS..............................2
LEGAL OPINIONS.......................2
DISTRIBUTOR..........................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS...................3
  General............................3
  Diversification....................4
  Owner Control......................4
  Contracts Owned by Non-Individuals.5
  Income Tax Withholding.............5
  Required Distributions.............5
  Qualified Contracts................6
ANNUITY PROVISIONS...................7
  Annuity Units/Calculating Variable Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE.7
INFORMATION ON MAY 2003 CONTRACTS....8
INFORMATION ON CONTRACTS THAT WERE OFFERED
BEFORE APRIL 29, 2005...............16
INFORMATION ON ORIGINAL CONTRACTS...17
FINANCIAL STATEMENTS................18
APPENDIX - CONDENSED FINANCIAL INFORMATION19





                                                                     ALTSAI-1009


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006          $207,968,987.55               $0
    2007          $218,444,880.80               $0
    2008          $198,319,091.42               $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008,



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

INFORMATION ON MAY 2003 CONTRACTS
The May 2003 Contracts were replaced by the currently offered Contracts beginning in May 2006. The May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the currently offered Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit, the optional Enhanced PRIME Benefit, and the partial withdrawal privilege allowed withdrawals of 10% of total Purchase Payments per year on a cumulative basis.

THE PRIME BENEFITS

The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. AFTER THE ISSUE DATE, NEITHER THE TRADITIONAL PRIME BENEFIT NOR THE ENHANCED PRIME BENEFIT CAN BE ADDED TO, CHANGED, OR REMOVED FROM A CONTRACT. IF YOUR CONTRACT INCLUDES A PRIME BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME BENEFIT.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS AND/OR RIDERS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB AND GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. THE PRIME BENEFITS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit, the PB Value is either the MAV, 3% AIA, or 7% AIA. THE PB VALUE UNDER THE ENHANCED PRIME BENEFIT WILL NEVER BE LESS THAN THE PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

CANCELING THE PRIME BENEFITS

ONCE YOU EXERCISE A PRIME BENEFIT, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:
o the GPWB will terminate,
o the Accumulation Phase of the Contract will end,
o the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to:
o total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE PB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB VALUE UNDER THE ENHANCED PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o the AIA; or
o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

* Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE 3% AIA OR THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

CALCULATING THE AIAS

For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value on the endorsement effective date.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you took a GMIB Partial Annuitization that day based on the:
  - 3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.
  - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.
  - MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o 1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract
  Years,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you take a GMIB Partial Annuitization that day based on the:
  - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
  - 3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

USING THE PRIME BENEFITS

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for seven complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

IF YOU EXERCISE THE GPWB:
o You can no longer make additional Purchase Payments to the Contract.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses - Withdrawal Charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.
o Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o The GMDB will terminate.

IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The GPWB will continue to be available to you.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:
o when to exercise a benefit,
o which benefit(s) to exercise, and
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:
o 10% of the PB Value under the Traditional PRIME Benefit,
o 10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or
o 5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:
o the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:
o within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.
o within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.
o within 20 years if you elect the 5% payment option under the Enhanced
  PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make for premium taxes).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

* If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

TERMINATION OF THE GPWB

THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with seventh Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.


* For more information see prospectus section 3, The Annuity Phase - Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB

IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payment.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

SEPARATE ACCOUNT ANNUAL EXPENSES FOR MAY 2003 CONTRACTS

The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES[(1)]
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                          MAY 2003 CONTRACTS WITH THE TRADITIONAL PRIME BENEFIT
                              M&E CHARGES         ADMIN.CHARGE        TOTAL
 TRADITIONAL GMDB                1.55%               0.15%            1.70%
 ENHANCED GMDB                   1.80%               0.15%            1.95%
 EARNINGS PROTECTION GMDB        1.85%               0.15%            2.00%

(1)Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.

For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005
Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, 4, or
6. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

LIQUIDATIONS UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 6 (SPECIFIED PERIOD CERTAIN ANNUITY). If you requested variable Traditional Annuity Payments, you may take a withdrawal (liquidation) at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We will subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining period certain by the percentage of liquidation value withdrawn, including the withdrawal charge.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS UNDER ANNUITY OPTIONS 2, 4, OR 6. If you request variable Traditional Annuity Payments under Annuity Options 2, 4 or 6 and take a liquidation, we may assess a commutation fee or withdrawal charge.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

For Annuity Options 2 and 4 the commutation fee as a percentage of the amount liquidated is equal to:
---------------------------------------------------
|NUMBER OF COMPLETE YEARS SINCE INCOME DATE|CHARGE|
---------------------------------------------------
|                    0                     |  5%  |
---------------------------------------------------
|                    1                     |  4%  |
---------------------------------------------------
|                    2                     |  3%  |
---------------------------------------------------
|                    3                     |  2%  |
---------------------------------------------------
|             4 years or more              |  1%  |
---------------------------------------------------

In states where variable Traditional Annuity Payments are available under Annuity Option 6, the withdrawal charge as a percentage of the amount liquidated is equal to:
----------------------------------------------------------------------------
|NUMBER OF COMPLETE CONTRACT YEARS SINCE RECEIPT OF PURCHASE PAYMENT|CHARGE|
----------------------------------------------------------------------------
|                                 0                                 |  7%  |
----------------------------------------------------------------------------
|                                 1                                 |  6%  |
----------------------------------------------------------------------------
|                                 2                                 |  5%  |
----------------------------------------------------------------------------
|                                 3                                 |  4%  |
----------------------------------------------------------------------------
|                                 4                                 |  3%  |
----------------------------------------------------------------------------
|                                 5                                 |  2%  |
----------------------------------------------------------------------------
|                     6 Contract years or more                      |  0%  |
----------------------------------------------------------------------------

We assess the commutation fee and/or the withdrawal charge to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation.

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were first offered in January 2000 and were replaced by the May 2003 Contracts. Original Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts automatically provided a Traditional GMIB for no additional charge and the Traditional GMIB value under these Contracts is calculated in the same manner as the PB Value under the Traditional PRIME Benefit for May 2003 Contracts. The Enhanced GMIB was available for an additional mortality and expense risk (M&E) charge if all Owners were 79 or younger on the Issue Date and the Enhanced GMIB value was equal to the greater of:
o the Maximum Anniversary Value (MAV) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Annual Increase Amount (AIA) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The MAV for Original Contracts is calculated in the same manner as the MAV under the PRIME Plus Benefit for currently offered Contracts. The 5% AIA for Original Contracts is also calculated in the same manner as it is under currently offered Contracts with the PRIME Plus Benefit, on each Business Day other than a Contract Anniversary and on each Contract Anniversary that occurs on or after the older Owner's 81st birthday. However, the 5% AIA on each Contract Anniversary before the older Owner's 81st birthday for Original Contracts, is calculated by taking its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. There is no limit on the 5% AIA for Original Contracts. For details on how the Traditional GMIB and Enhanced GMIB values are calculated, please see the discussion earlier in this SAI.

The GPWBs were not available under Original Contracts.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The death benefits available under Original Contracts were the same as what is available under currently offered Contracts. However, on Original Contracts, the AIA under the Enhanced GMDB is calculated in the same manner as it is for Original Contracts with the Enhanced GMIB and there is no limit on the AIA. The Earnings Protection GMDB value for Original Contracts is calculated in the same manner as it is for currently offered Contracts, except that the "CV Plus" is calculated as follows:
The CV Plus
o If all Owners were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
o If the older Owner was age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:
  (a)is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and
  (b)is the total Purchase Payments.

For more details on the death benefits please see prospectus section 11, Death Benefit.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE
(as a percentage of average daily assets invested in a subaccount on an annual basis)
                         CHARGES FOR ORIGINAL CONTRACTS WITH THE  CHARGES FOR ORIGINAL CONTRACTS WITH THE
                                    TRADITIONAL GMIB                           ENHANCED GMIB
                          M&E CHARGES    ADMIN. CHARGE    TOTAL    M&E CHARGES    ADMIN. CHARGE    TOTAL
Traditional GMDB             1.25%           0.15%        1.40%       1.55%           0.15%        1.70%
Enhanced GMDB                1.55%           0.15%        1.70%       1.75%           0.15%        1.90%
Earnings Protection GMDB     1.45%           0.15%        1.60%       1.75%           0.15%        1.90%

During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses are equal on an annual basis to 1.40%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

WITHDRAWAL CHARGE - during the Accumulation Phase*                 WITHDRAWAL CHARGE - during the Annuity Phase**
(as a percentage of each Purchase Payment withdrawn)               (as a percentage of amount liquidated under Annuity Option 6)

    NUMBER OF COMPLETE CONTRACT YEARS SINCE RECEIPT OF                 NUMBER OF COMPLETE CONTRACT YEARS SINCE RECEIPT OF
                     PURCHASE PAYMENT                      CHARGE                       PURCHASE PAYMENT                      CHARGE
                            0                                7%                                0                                7%
                            1                                6%                                1                                6%
                            2                                5%                                2                                5%
                            3                                4%                                3                                4%
                            4                                3%                                4                                3%
                     5 years or more                         0%                         5 years or more                         0%

* Each year, on a cumulative basis (less any withdrawals taken in the current Contract Year that were not subject to a withdrawal charge), you may take partial withdrawals that when added together do not exceed 10% of total Purchase Payments and we will not assess a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in the prospectus section 9, Access to Your Money.
**May not be applicable in all states.

For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for the Contracts we currently offer and for Original Contracts that we no longer offer is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   SEPARATE
                                                                                                                          ACCOUNT
                                                                                                                          ANNUAL
                                                                                                                       EXPENSES[(1)]
ALE1  Allianz Alterity - Original Contract with the Enhanced GMDB and Enhanced GMIB                                         1.90%
ALE3  Allianz Alterity - Currently offered Base and May 2003 Contract with the Enhanced GMDB                                1.80%
ALE4  Allianz Alterity - May 2003 Contract with the Enhanced GMDB and Traditional PRIME Benefit                             1.95%
ALE5  Allianz Alterity - May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit and currently offered          2.40%
                         Contract with the Traditional GMDB and the PRIME Plus Benefit
ALO1  Allianz Alterity - Original Contract with the Traditional GMDB and Enhanced GMIB and Original Contract with the       1.70%
                         Enhanced GMDB and Traditional GMIB
ALO2  Allianz Alterity - Original Contract with Earnings Protection GMDB and Enhanced GMIB                                  1.90%
ALO3  Allianz Alterity - Currently offered Base and May 2003 Contract with the Earnings Protection GMDB                     1.80%
ALO4  Allianz Alterity - May 2003 Contract with the Earnings Protection GMDB and                                            2.00%
                         Traditional PRIME Benefit
ALT1  Allianz Alterity - Original Contract with Traditional GMDB and Traditional GMIB                                       1.40%
ALT2  Allianz Alterity - Original Contract with Earnings Protection GMDB and Traditional GMIB                               1.60%
ALT4  Allianz Alterity - May 2003 Contract with the Traditional GMDB and Traditional PRIME Benefit                          1.70%
ALT5  Allianz Alterity - May 2003 Contract with the Traditional GMDB and Enhanced PRIME Benefit and the currently           2.20%
                         offered Contract with the Traditional GMDB and the PRIME Plus Benefit

(1)The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is included in the prospectus.


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.

(Number of Accumulation Units in thousands)

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.057      466
 12/31/2003  8.057 10.051      764
 12/31/2004 10.051 12.043      873
 12/31/2005 12.043 13.750     1001
 12/31/2006 13.750 17.141     1065
 12/31/2007 17.141 19.276     1054
 12/31/2008 19.276 11.062      795



                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.067        4
 12/31/2004 10.067 12.075        9
 12/31/2005 12.075 13.801       12
 12/31/2006 13.801 17.221       17
 12/31/2007 17.221 19.385       27
 12/31/2008 19.385 11.136       27

    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.042        0
 12/31/2004 10.042 12.027        7
 12/31/2005 12.027 13.725        8
 12/31/2006 13.725 17.101       16
 12/31/2007 17.101 19.221       14
 12/31/2008 19.221 11.025        8
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.967       67
 12/31/2004  9.967 11.883      298
 12/31/2005 11.883 13.500      880
 12/31/2006 13.500 16.745     1472
 12/31/2007 16.745 18.736     1932
 12/31/2008 18.736 10.699     1628
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.067      209
 12/31/2003  8.067 10.084      361
 12/31/2004 10.084 12.107      470
 12/31/2005 12.107 13.852      532
 12/31/2006 13.852 17.302      527
 12/31/2007 17.302 19.496      484
 12/31/2008 19.496 11.211      333
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.057       25
 12/31/2003  8.057 10.051       54
 12/31/2004 10.051 12.043       57
 12/31/2005 12.043 13.750       76
 12/31/2006 13.750 17.141       73
 12/31/2007 17.141 19.276       88
 12/31/2008 19.276 11.062       73
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.067        0
 12/31/2004 10.067 12.075        1
 12/31/2005 12.075 13.801        3
 12/31/2006 13.801 17.221        3
 12/31/2007 17.221 19.385        4
 12/31/2008 19.385 11.136        3
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.034        0
 12/31/2004 10.034 12.011        0
 12/31/2005 12.011 13.700        0
 12/31/2006 13.700 17.061        0
 12/31/2007 17.061 19.167        0
 12/31/2008 19.167 10.988        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.084       96
 12/31/2003  8.084 10.135       37
 12/31/2004 10.135 12.205       32
 12/31/2005 12.205 14.005       44
 12/31/2006 14.005 17.546       42
 12/31/2007 17.546 19.830       44
 12/31/2008 19.830 11.438       21
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.073        0
 12/31/2003  8.073 10.101        0
 12/31/2004 10.101 12.140        1
 12/31/2005 12.140 13.903        1
 12/31/2006 13.903 17.383        1
 12/31/2007 17.383 19.607        1
 12/31/2008 19.607 11.286        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.084        4
 12/31/2004 10.084 12.107       19
 12/31/2005 12.107 13.852       28
 12/31/2006 13.852 17.302       36
 12/31/2007 17.302 19.496       30
 12/31/2008 19.496 11.211       21
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.000       64
 12/31/2004 10.000 11.947      326
 12/31/2005 11.947 13.600      683
 12/31/2006 13.600 16.903      967
 12/31/2007 16.903 18.950     1372
 12/31/2008 18.950 10.843     1238
AZL BlackRock Capital Appreciation Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.927      151
 12/31/2006 11.927 11.887      243
 12/31/2007 11.887 12.936      165
 12/31/2008 12.936  8.076      225
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.935        3
 12/31/2006 11.935 11.907        6
 12/31/2007 11.907 12.970        6
 12/31/2008 12.970  8.105       10

    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.923        2
 12/31/2006 11.923 11.877        2
 12/31/2007 11.877 12.918        2
 12/31/2008 12.918  8.061        1
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.887      230
 12/31/2006 11.887 11.788      343
 12/31/2007 11.788 12.764      411
 12/31/2008 12.764  7.929      592
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.943       85
 12/31/2006 11.943 11.927      100
 12/31/2007 11.927 13.005       87
 12/31/2008 13.005  8.135      170
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.927       31
 12/31/2006 11.927 11.887       30
 12/31/2007 11.887 12.936       35
 12/31/2008 12.936  8.076       35
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.935        1
 12/31/2006 11.935 11.907        1
 12/31/2007 11.907 12.970        2
 12/31/2008 12.970  8.105        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.919        0
 12/31/2006 11.919 11.867        2
 12/31/2007 11.867 12.901        1
 12/31/2008 12.901  8.046        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.967        8
 12/31/2006 11.967 11.987        3
 12/31/2007 11.987 13.110        3
 12/31/2008 13.110  8.225        3
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.951        0
 12/31/2006 11.951 11.947        0
 12/31/2007 11.947 13.040        0
 12/31/2008 13.040  8.165        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.943        7
 12/31/2006 11.943 11.927       19
 12/31/2007 11.927 13.005       14
 12/31/2008 13.005  8.135       11
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.903      220
 12/31/2006 11.903 11.828      421
 12/31/2007 11.828 12.832      523
 12/31/2008 12.832  7.987      577
AZL Columbia Mid Cap Value Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.043      390
 12/31/2007 10.043 10.233      432
 12/31/2008 10.233  4.804      447
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.050       13
 12/31/2007 10.050 10.250       21
 12/31/2008 10.250  4.817       23

    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.040        0
 12/31/2007 10.040 10.224        2
 12/31/2008 10.224  4.798        2
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.009      134
 12/31/2007 10.009 10.147      496
 12/31/2008 10.147  4.740      685
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.057       15
 12/31/2007 10.057 10.267       44
 12/31/2008 10.267  4.830       43
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.043        7
 12/31/2007 10.043 10.233       11
 12/31/2008 10.233  4.804       13
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.050        2
 12/31/2007 10.050 10.250       12
 12/31/2008 10.250  4.817       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.036        0
 12/31/2007 10.036 10.216        0
 12/31/2008 10.216  4.791        6

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.077        2
 12/31/2007 10.077 10.319        3
 12/31/2008 10.319  4.869        2
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.063        0
 12/31/2007 10.063 10.284        0
 12/31/2008 10.284  4.843        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.057        5
 12/31/2007 10.057 10.267        6
 12/31/2008 10.267  4.830        6
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.023      146
 12/31/2007 10.023 10.181      432
 12/31/2008 10.181  4.766      389
AZL Columbia Small Cap Value Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.017      159
 12/31/2005 12.017 12.192      231
 12/31/2006 12.192 13.566      196
 12/31/2007 13.566 12.213      126
 12/31/2008 12.213  8.138      135
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.025        0
 12/31/2005 12.025 12.212        4
 12/31/2006 12.212 13.602       11
 12/31/2007 13.602 12.258       10
 12/31/2008 12.258  8.176       10

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.013        3
 12/31/2005 12.013 12.182        9
 12/31/2006 12.182 13.548        9
 12/31/2007 13.548 12.191        9
 12/31/2008 12.191  8.119        5
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.977      280
 12/31/2005 11.977 12.090      437
 12/31/2006 12.090 13.387      539
 12/31/2007 13.387 11.991      535
 12/31/2008 11.991  7.950      507
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.034       36
 12/31/2005 12.034 12.232       65
 12/31/2006 12.232 13.639       92
 12/31/2007 13.639 12.303       65
 12/31/2008 12.303  8.214       58
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.017       19
 12/31/2005 12.017 12.192       19
 12/31/2006 12.192 13.566       21
 12/31/2007 13.566 12.213       11
 12/31/2008 12.213  8.138        5
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.025        0
 12/31/2005 12.025 12.212        2
 12/31/2006 12.212 13.602        0
 12/31/2007 13.602 12.258        0
 12/31/2008 12.258  8.176        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.009        0
 12/31/2005 12.009 12.171        0
 12/31/2006 12.171 13.530        1
 12/31/2007 13.530 12.168        1
 12/31/2008 12.168  8.100        4

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.058        5
 12/31/2005 12.058 12.294        3
 12/31/2006 12.294 13.748        7
 12/31/2007 13.748 12.439        3
 12/31/2008 12.439  8.330        1
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.042        0
 12/31/2005 12.042 12.253        0
 12/31/2006 12.253 13.675        0
 12/31/2007 13.675 12.348        0
 12/31/2008 12.348  8.253        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.034        5
 12/31/2005 12.034 12.232       15
 12/31/2006 12.232 13.639       14
 12/31/2007 13.639 12.303       13
 12/31/2008 12.303  8.214       12
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.993      203
 12/31/2005 11.993 12.131      400
 12/31/2006 12.131 13.458      515
 12/31/2007 13.458 12.079      551
 12/31/2008 12.079  8.024      611
AZL Davis NY Venture Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.435        9
 12/31/2002 10.435  7.763      733
 12/31/2003  7.763  9.858     1133
 12/31/2004  9.858 10.693     1214
 12/31/2005 10.693 11.508     1617
 12/31/2006 11.508 12.863     1820
 12/31/2007 12.863 13.143     1526
 12/31/2008 13.143  7.672     4540
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.879        4
 12/31/2004  9.879 10.727       37
 12/31/2005 10.727 11.556       57
 12/31/2006 11.556 12.929       80
 12/31/2007 12.929 13.224       80
 12/31/2008 13.224  7.728      159

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.847        2
 12/31/2004  9.847 10.676       12
 12/31/2005 10.676 11.484       36
 12/31/2006 11.484 12.830       42
 12/31/2007 12.830 13.103       38
 12/31/2008 13.103  7.645       67
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.752      135
 12/31/2004  9.752 10.525      953
 12/31/2005 10.525 11.271     1960
 12/31/2006 11.271 12.535     2705
 12/31/2007 12.535 12.744     2922
 12/31/2008 12.744  7.402     5656
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.438        8
 12/31/2002 10.438  7.781      357
 12/31/2003  7.781  9.901      663
 12/31/2004  9.901 10.761      752
 12/31/2005 10.761 11.604      947
 12/31/2006 11.604 12.996     1119
 12/31/2007 12.996 13.306      984
 12/31/2008 13.306  7.783     1960
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.435        0
 12/31/2002 10.435  7.763       85
 12/31/2003  7.763  9.858      152
 12/31/2004  9.858 10.693      167
 12/31/2005 10.693 11.508      197
 12/31/2006 11.508 12.863      219
 12/31/2007 12.863 13.143      196
 12/31/2008 13.143  7.672      494
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.879        1
 12/31/2004  9.879 10.727        4
 12/31/2005 10.727 11.556        6
 12/31/2006 11.556 12.929       16
 12/31/2007 12.929 13.224       29
 12/31/2008 13.224  7.728       35
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.837        0
 12/31/2004  9.837 10.659       12
 12/31/2005 10.659 11.460       20
 12/31/2006 11.460 12.797       19
 12/31/2007 12.797 13.062       19
 12/31/2008 13.062  7.618       24

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.443        2
 12/31/2002 10.443  7.808       67
 12/31/2003  7.808  9.965       79
 12/31/2004  9.965 10.864      113
 12/31/2005 10.864 11.750      123
 12/31/2006 11.750 13.199      138
 12/31/2007 13.199 13.555       96
 12/31/2008 13.555  7.952      211
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.440        0
 12/31/2002 10.440  7.790        5
 12/31/2003  7.790  9.922        5
 12/31/2004  9.922 10.795        6
 12/31/2005 10.795 11.653        6
 12/31/2006 11.653 13.064        9
 12/31/2007 13.064 13.389        9
 12/31/2008 13.389  7.839       12
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.901        5
 12/31/2004  9.901 10.761       56
 12/31/2005 10.761 11.604      107
 12/31/2006 11.604 12.996      129
 12/31/2007 12.996 13.306      107
 12/31/2008 13.306  7.783      125
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.794      101
 12/31/2004  9.794 10.592     1055
 12/31/2005 10.592 11.365     2152
 12/31/2006 11.365 12.665     2867
 12/31/2007 12.665 12.902     3170
 12/31/2008 12.902  7.509     5015
AZL Dreyfus Equity Growth Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.518       16
 12/31/2002 10.518  7.151      941
 12/31/2003  7.151  8.718     1747
 12/31/2004  8.718  9.214     1725
 12/31/2005  9.214  9.453     1475
 12/31/2006  9.453 10.475     1482
 12/31/2007 10.475 11.176     3407
 12/31/2008 11.176  6.400     2696
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.737       18
 12/31/2004  8.737  9.243       21
 12/31/2005  9.243  9.492       22
 12/31/2006  9.492 10.529       28
 12/31/2007 10.529 11.245       84
 12/31/2008 11.245  6.446       78

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.709        2
 12/31/2004  8.709  9.199        7
 12/31/2005  9.199  9.433        9
 12/31/2006  9.433 10.448        9
 12/31/2007 10.448 11.142       29
 12/31/2008 11.142  6.377       25
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.624      242
 12/31/2004  8.624  9.069      567
 12/31/2005  9.069  9.258      803
 12/31/2006  9.258 10.208      978
 12/31/2007 10.208 10.837     2774
 12/31/2008 10.837  6.175     2575
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.521       21
 12/31/2002 10.521  7.168      774
 12/31/2003  7.168  8.756      891
 12/31/2004  8.756  9.272      894
 12/31/2005  9.272  9.532      894
 12/31/2006  9.532 10.584      836
 12/31/2007 10.584 11.315     1683
 12/31/2008 11.315  6.493     1188
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.518        2
 12/31/2002 10.518  7.151      115
 12/31/2003  7.151  8.718      219
 12/31/2004  8.718  9.214      207
 12/31/2005  9.214  9.453      194
 12/31/2006  9.453 10.475      211
 12/31/2007 10.475 11.176      328
 12/31/2008 11.176  6.400      262
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.737        0
 12/31/2004  8.737  9.243        5
 12/31/2005  9.243  9.492        6
 12/31/2006  9.492 10.529        7
 12/31/2007 10.529 11.245       33
 12/31/2008 11.245  6.446       31
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.699        0
 12/31/2004  8.699  9.185        4
 12/31/2005  9.185  9.414        4
 12/31/2006  9.414 10.421        4
 12/31/2007 10.421 11.108        5
 12/31/2008 11.108  6.355        4

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.526        4
 12/31/2002 10.526  7.193      119
 12/31/2003  7.193  8.813      127
 12/31/2004  8.813  9.361      111
 12/31/2005  9.361  9.652       84
 12/31/2006  9.652 10.749       85
 12/31/2007 10.749 11.526      141
 12/31/2008 11.526  6.634      119
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.523        0
 12/31/2002 10.523  7.176        1
 12/31/2003  7.176  8.775        2
 12/31/2004  8.775  9.302        3
 12/31/2005  9.302  9.572        2
 12/31/2006  9.572 10.638        2
 12/31/2007 10.638 11.385       11
 12/31/2008 11.385  6.539       10
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.756        2
 12/31/2004  8.756  9.272        9
 12/31/2005  9.272  9.532       13
 12/31/2006  9.532 10.584       18
 12/31/2007 10.584 11.315       50
 12/31/2008 11.315  6.493       37
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.662      104
 12/31/2004  8.662  9.127      266
 12/31/2005  9.127  9.336      466
 12/31/2006  9.336 10.314      745
 12/31/2007 10.314 10.971     1943
 12/31/2008 10.971  6.264     1813
AZL Eaton Vance Large Cap Value Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.318      442
 12/31/2002  9.318  7.325     4762
 12/31/2003  7.325  9.382     7559
 12/31/2004  9.382 10.781     7728
 12/31/2005 10.781 10.993     7289
 12/31/2006 10.993 12.487     6313
 12/31/2007 12.487 11.979     5987
 12/31/2008 11.979  7.500     4343
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.407        9
 12/31/2004  9.407 10.820       62
 12/31/2005 10.820 11.045       95
 12/31/2006 11.045 12.558       94
 12/31/2007 12.558 12.059      134
 12/31/2008 12.059  7.558      123


 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.369        6
 12/31/2004  9.369 10.761       37
 12/31/2005 10.761 10.968       56
 12/31/2006 10.968 12.452       58
 12/31/2007 12.452 11.939       66
 12/31/2008 11.939  7.472       62
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.257      685
 12/31/2004  9.257 10.584     2490
 12/31/2005 10.584 10.739     3773
 12/31/2006 10.739 12.138     4329
 12/31/2007 12.138 11.586     5214
 12/31/2008 11.586  7.218     4632
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.330      153
 12/31/2002  9.330  7.350     2054
 12/31/2003  7.350  9.432     3152
 12/31/2004  9.432 10.860     3413
 12/31/2005 10.860 11.096     3176
 12/31/2006 11.096 12.630     2736
 12/31/2007 12.630 12.140     2663
 12/31/2008 12.140  7.616     1801
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.318        3
 12/31/2002  9.318  7.325      321
 12/31/2003  7.325  9.382      544
 12/31/2004  9.382 10.781      609
 12/31/2005 10.781 10.993      547
 12/31/2006 10.993 12.487      518
 12/31/2007 12.487 11.979      560
 12/31/2008 11.979  7.500      377
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.407        1
 12/31/2004  9.407 10.820        4
 12/31/2005 10.820 11.045        8
 12/31/2006 11.045 12.558        8
 12/31/2007 12.558 12.059       14
 12/31/2008 12.059  7.558       13
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.357        0
 12/31/2004  9.357 10.741       11
 12/31/2005 10.741 10.942       17
 12/31/2006 10.942 12.417       17
 12/31/2007 12.417 11.899       18
 12/31/2008 11.899  7.443       12

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.349       37
 12/31/2002  9.349  7.387      312
 12/31/2003  7.387  9.508      347
 12/31/2004  9.508 10.980      372
 12/31/2005 10.980 11.253      341
 12/31/2006 11.253 12.846      243
 12/31/2007 12.846 12.386      268
 12/31/2008 12.386  7.794      209
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.336       10
 12/31/2002  9.336  7.362       33
 12/31/2003  7.362  9.457       38
 12/31/2004  9.457 10.900       39
 12/31/2005 10.900 11.148       36
 12/31/2006 11.148 12.701       32
 12/31/2007 12.701 12.221       23
 12/31/2008 12.221  7.675       15
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.432       34
 12/31/2004  9.432 10.860       86
 12/31/2005 10.860 11.096      128
 12/31/2006 11.096 12.630      125
 12/31/2007 12.630 12.140      132
 12/31/2008 12.140  7.616      110
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.307      321
 12/31/2004  9.307 10.662     1723
 12/31/2005 10.662 10.840     2768
 12/31/2006 10.840 12.277     2969
 12/31/2007 12.277 11.742     3733
 12/31/2008 11.742  7.330     3308
AZL Franklin Small Cap Value Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.675      194
 12/31/2004 12.675 15.308      433
 12/31/2005 15.308 16.077      547
 12/31/2006 16.077 18.207      712
 12/31/2007 18.207 17.081      568
 12/31/2008 17.081 11.106      473
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.684        9
 12/31/2004 12.684 15.334       25
 12/31/2005 15.334 16.120       61
 12/31/2006 16.120 18.274       83
 12/31/2007 18.274 17.161       78
 12/31/2008 17.161 11.169       59

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.671        3
 12/31/2004 12.671 15.295       10
 12/31/2005 15.295 16.056       23
 12/31/2006 16.056 18.173       25
 12/31/2007 18.173 17.042       24
 12/31/2008 17.042 11.075       21
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.633      136
 12/31/2004 12.633 15.180      827
 12/31/2005 15.180 15.864     1500
 12/31/2006 15.864 17.876     1883
 12/31/2007 17.876 16.687     1901
 12/31/2008 16.687 10.795     1742
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.692       87
 12/31/2004 12.692 15.359      220
 12/31/2005 15.359 16.163      285
 12/31/2006 16.163 18.341      384
 12/31/2007 18.341 17.242      311
 12/31/2008 17.242 11.233      233
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.675       13
 12/31/2004 12.675 15.308       30
 12/31/2005 15.308 16.077       32
 12/31/2006 16.077 18.207       49
 12/31/2007 18.207 17.081       49
 12/31/2008 17.081 11.106       46
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.684        0
 12/31/2004 12.684 15.334        2
 12/31/2005 15.334 16.120        4
 12/31/2006 16.120 18.274        6
 12/31/2007 18.274 17.161       11
 12/31/2008 17.161 11.169       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.667        0
 12/31/2004 12.667 15.282        0
 12/31/2005 15.282 16.034        0
 12/31/2006 16.034 18.140        0
 12/31/2007 18.140 17.002        0
 12/31/2008 17.002 11.043        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.718        6
 12/31/2004 12.718 15.437       34
 12/31/2005 15.437 16.293       54
 12/31/2006 16.293 18.544       40
 12/31/2007 18.544 17.485       22
 12/31/2008 17.485 11.426       15
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.701        0
 12/31/2004 12.701 15.385        0
 12/31/2005 15.385 16.206        0
 12/31/2006 16.206 18.408        1
 12/31/2007 18.408 17.323        1
 12/31/2008 17.323 11.297        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.692        4
 12/31/2004 12.692 15.359       20
 12/31/2005 15.359 16.163       46
 12/31/2006 16.163 18.341       47
 12/31/2007 18.341 17.242       35
 12/31/2008 17.242 11.233       23
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.650      100
 12/31/2004 12.650 15.231      682
 12/31/2005 15.231 15.949     1468
 12/31/2006 15.949 18.007     1910
 12/31/2007 18.007 16.844     2026
 12/31/2008 16.844 10.919     1874
AZL Fusion Balanced Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.594      203
 12/31/2006 10.594 11.381     1207
 12/31/2007 11.381 11.960      957
 12/31/2008 11.960  8.514      967
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.601       38
 12/31/2006 10.601 11.400       83
 12/31/2007 11.400 11.992      147
 12/31/2008 11.992  8.546      120

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.590        3
 12/31/2006 10.590 11.372       19
 12/31/2007 11.372 11.944       27
 12/31/2008 11.944  8.499       21
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.559      695
 12/31/2006 10.559 11.287     1460
 12/31/2007 11.287 11.802     1878
 12/31/2008 11.802  8.359     2256
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.608       66
 12/31/2006 10.608 11.419      264
 12/31/2007 11.419 12.025      276
 12/31/2008 12.025  8.577      491
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.594       33
 12/31/2006 10.594 11.381       65
 12/31/2007 11.381 11.960       89
 12/31/2008 11.960  8.514       78
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.601        3
 12/31/2006 10.601 11.400        4
 12/31/2007 11.400 11.992       25
 12/31/2008 11.992  8.546       10
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.587        0
 12/31/2006 10.587 11.362        0
 12/31/2007 11.362 11.929        0
 12/31/2008 11.929  8.483        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.630       37
 12/31/2006 10.630 11.477       56
 12/31/2007 11.477 12.121       94
 12/31/2008 12.121  8.672       76
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.615        0
 12/31/2006 10.615 11.439        0
 12/31/2007 11.439 12.057        0
 12/31/2008 12.057  8.609        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.608      210
 12/31/2006 10.608 11.419      255
 12/31/2007 11.419 12.025      266
 12/31/2008 12.025  8.577      113
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.573      681
 12/31/2006 10.573 11.325     1766
 12/31/2007 11.325 11.865     2214
 12/31/2008 11.865  8.421     3338
AZL Fusion Growth Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.068     1403
 12/31/2006 11.068 12.186     3531
 12/31/2007 12.186 12.643     2445
 12/31/2008 12.643  7.574     2495
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.075       54
 12/31/2006 11.075 12.206      111
 12/31/2007 12.206 12.677      150
 12/31/2008 12.677  7.602      142

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.064       31
 12/31/2006 11.064 12.175      113
 12/31/2007 12.175 12.626      110
 12/31/2008 12.626  7.560       81
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.031     2761
 12/31/2006 11.031 12.084     6732
 12/31/2007 12.084 12.475     8534
 12/31/2008 12.475  7.436     8635
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.083      579
 12/31/2006 11.083 12.226     1043
 12/31/2007 12.226 12.711     1001
 12/31/2008 12.711  7.630      706
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.068      178
 12/31/2006 11.068 12.186      321
 12/31/2007 12.186 12.643      310
 12/31/2008 12.643  7.574      264
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.075        5
 12/31/2006 11.075 12.206       31
 12/31/2007 12.206 12.677       57
 12/31/2008 12.677  7.602       59
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.061       10
 12/31/2006 11.061 12.165        1
 12/31/2007 12.165 12.609        1
 12/31/2008 12.609  7.547       29


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.105       12
 12/31/2006 11.105 12.288       89
 12/31/2007 12.288 12.813       82
 12/31/2008 12.813  7.715       53
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.090        1
 12/31/2006 11.090 12.247        0
 12/31/2007 12.247 12.745        0
 12/31/2008 12.745  7.658        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.083       55
 12/31/2006 11.083 12.226      111
 12/31/2007 12.226 12.711      147
 12/31/2008 12.711  7.630       83
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.046     3155
 12/31/2006 11.046 12.125     9735
 12/31/2007 12.125 12.542    13044
 12/31/2008 12.542  7.491    11872
AZL Fusion Moderate Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.772     1370
 12/31/2006 10.772 11.702     2008
 12/31/2007 11.702 12.231     1890
 12/31/2008 12.231  8.070     2067
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.779       37
 12/31/2006 10.779 11.721       90
 12/31/2007 11.721 12.264      119
 12/31/2008 12.264  8.099      112

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.768       17
 12/31/2006 10.768 11.692       61
 12/31/2007 11.692 12.215       47
 12/31/2008 12.215  8.055       47
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.736     2465
 12/31/2006 10.736 11.604     4727
 12/31/2007 11.604 12.069     5581
 12/31/2008 12.069  7.923     5359
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.786      316
 12/31/2006 10.786 11.741      529
 12/31/2007 11.741 12.297      533
 12/31/2008 12.297  8.129      330
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.772       52
 12/31/2006 10.772 11.702      149
 12/31/2007 11.702 12.231      132
 12/31/2008 12.231  8.070       92
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.779        5
 12/31/2006 10.779 11.721       26
 12/31/2007 11.721 12.264       44
 12/31/2008 12.264  8.099      128
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.765        6
 12/31/2006 10.765 11.682       12
 12/31/2007 11.682 12.199       12
 12/31/2008 12.199  8.040       12

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.808       33
 12/31/2006 10.808 11.800       74
 12/31/2007 11.800 12.396       93
 12/31/2008 12.396  8.219       54
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.793        0
 12/31/2006 10.793 11.760        0
 12/31/2007 11.760 12.330        0
 12/31/2008 12.330  8.159        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.786      171
 12/31/2006 10.786 11.741      217
 12/31/2007 11.741 12.297      188
 12/31/2008 12.297  8.129      131
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.750     2618
 12/31/2006 10.750 11.643     5316
 12/31/2007 11.643 12.133     6671
 12/31/2008 12.133  7.981     6983
AZL JPMorgan U.S. Equity Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.723       86
 12/31/2005 10.723 11.095       87
 12/31/2006 11.095 12.475      182
 12/31/2007 12.475 12.704      156
 12/31/2008 12.704  7.643      134
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.730       12
 12/31/2005 10.730 11.113       16
 12/31/2006 11.113 12.509       25
 12/31/2007 12.509 12.751       30
 12/31/2008 12.751  7.679       27

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.719       12
 12/31/2005 10.719 11.086       13
 12/31/2006 11.086 12.459       13
 12/31/2007 12.459 12.681        9
 12/31/2008 12.681  7.625        8
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.687      763
 12/31/2005 10.687 11.003     1183
 12/31/2006 11.003 12.310     1429
 12/31/2007 12.310 12.473     1716
 12/31/2008 12.473  7.467     1375
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.737       47
 12/31/2005 10.737 11.132       37
 12/31/2006 11.132 12.542       55
 12/31/2007 12.542 12.798       48
 12/31/2008 12.798  7.715       37
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.723        2
 12/31/2005 10.723 11.095        6
 12/31/2006 11.095 12.475       16
 12/31/2007 12.475 12.704       62
 12/31/2008 12.704  7.643       20
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.730        3
 12/31/2005 10.730 11.113        6
 12/31/2006 11.113 12.509       12
 12/31/2007 12.509 12.751       12
 12/31/2008 12.751  7.679       13
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.715        2
 12/31/2005 10.715 11.076        2
 12/31/2006 11.076 12.442        2
 12/31/2007 12.442 12.657        2
 12/31/2008 12.657  7.607        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.759        3
 12/31/2005 10.759 11.188        4
 12/31/2006 11.188 12.643        3
 12/31/2007 12.643 12.939        5
 12/31/2008 12.939  7.824        1
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.744        0
 12/31/2005 10.744 11.151        0
 12/31/2006 11.151 12.576        0
 12/31/2007 12.576 12.845        0
 12/31/2008 12.845  7.751        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.737       30
 12/31/2005 10.737 11.132       51
 12/31/2006 11.132 12.542       52
 12/31/2007 12.542 12.798       52
 12/31/2008 12.798  7.715       47
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.701      565
 12/31/2005 10.701 11.040      862
 12/31/2006 11.040 12.376     1067
 12/31/2007 12.376 12.565     1230
 12/31/2008 12.565  7.537     1169
AZL MFS Investors Trust Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.205      423
 12/31/2006 12.205 13.507      676
 12/31/2007 13.507 14.674      604
 12/31/2008 14.674  8.622     1213
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.213       19
 12/31/2006 12.213 13.529       28
 12/31/2007 13.529 14.713       40
 12/31/2008 14.713  8.654       56


 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.201        1
 12/31/2006 12.201 13.496        9
 12/31/2007 13.496 14.654       11
 12/31/2008 14.654  8.607       22
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.164      544
 12/31/2006 12.164 13.395     1172
 12/31/2007 13.395 14.479     1624
 12/31/2008 14.479  8.465     2608
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.221      251
 12/31/2006 12.221 13.552      334
 12/31/2007 13.552 14.752      296
 12/31/2008 14.752  8.686      584
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.205       30
 12/31/2006 12.205 13.507       63
 12/31/2007 13.507 14.674       78
 12/31/2008 14.674  8.622      136
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.213        1
 12/31/2006 12.213 13.529        1
 12/31/2007 13.529 14.713        8
 12/31/2008 14.713  8.654       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.197        1
 12/31/2006 12.197 13.484        4
 12/31/2007 13.484 14.634        4
 12/31/2008 14.634  8.591        5


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.246       24
 12/31/2006 12.246 13.620       43
 12/31/2007 13.620 14.871       31
 12/31/2008 14.871  8.782       43
    ALT 2    1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.229        0
 12/31/2006 12.229 13.575        0
 12/31/2007 13.575 14.792        0
 12/31/2008 14.792  8.718        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.221        5
 12/31/2006 12.221 13.552       14
 12/31/2007 13.552 14.752       12
 12/31/2008 14.752  8.686       27
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.180      479
 12/31/2006 12.180 13.439     1085
 12/31/2007 13.439 14.556     1314
 12/31/2008 14.556  8.528     2118
AZL Money Market Fund
ALE 1  1.90%
 12/31/2000    N/A 10.342       11
 12/31/2001 10.342 10.479      375
 12/31/2002 10.479 10.368     3068
 12/31/2003 10.368 10.208     2432
 12/31/2004 10.208 10.083     1767
 12/31/2005 10.083 10.148     1965
 12/31/2006 10.148 10.400     2388
 12/31/2007 10.400 10.693     3449
 12/31/2008 10.693 10.748     3764
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.248       18
 12/31/2004 10.248 10.133       31
 12/31/2005 10.133 10.208       46
 12/31/2006 10.208 10.472      117
 12/31/2007 10.472 10.778      154
 12/31/2008 10.778 10.844      209

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.188        3
 12/31/2004 10.188 10.058       30
 12/31/2005 10.058 10.118       31
 12/31/2006 10.118 10.364       49
 12/31/2007 10.364 10.651      101
 12/31/2008 10.651 10.700      162
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.010      658
 12/31/2004 10.010  9.838     1205
 12/31/2005  9.838  9.852     1915
 12/31/2006  9.852 10.046     2245
 12/31/2007 10.046 10.278     3231
 12/31/2008 10.278 10.279     5580
ALO 1  1.70%
 12/31/2000    N/A 10.361       57
 12/31/2001 10.361 10.519      386
 12/31/2002 10.519 10.429     1929
 12/31/2003 10.429 10.288     1943
 12/31/2004 10.288 10.183     1045
 12/31/2005 10.183 10.269     1087
 12/31/2006 10.269 10.545     1359
 12/31/2007 10.545 10.864     1816
 12/31/2008 10.864 10.941     2202
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.479        3
 12/31/2002 10.479 10.368      320
 12/31/2003 10.368 10.208      296
 12/31/2004 10.208 10.083      178
 12/31/2005 10.083 10.148      195
 12/31/2006 10.148 10.400      279
 12/31/2007 10.400 10.693      285
 12/31/2008 10.693 10.748      443
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.248        6
 12/31/2004 10.248 10.133        6
 12/31/2005 10.133 10.208        2
 12/31/2006 10.208 10.472       87
 12/31/2007 10.472 10.778        5
 12/31/2008 10.778 10.844       23
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.168        0
 12/31/2004 10.168 10.033       10
 12/31/2005 10.033 10.088        1
 12/31/2006 10.088 10.328        0
 12/31/2007 10.328 10.609        0
 12/31/2008 10.609 10.652        8


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 10.389       93
 12/31/2001 10.389 10.580      299
 12/31/2002 10.580 10.521      714
 12/31/2003 10.521 10.410      541
 12/31/2004 10.410 10.334      396
 12/31/2005 10.334 10.453      378
 12/31/2006 10.453 10.766      471
 12/31/2007 10.766 11.125      396
 12/31/2008 11.125 11.238      436
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.539        0
 12/31/2002 10.539 10.459        9
 12/31/2003 10.459 10.329       11
 12/31/2004 10.329 10.233        3
 12/31/2005 10.233 10.330       23
 12/31/2006 10.330 10.618        2
 12/31/2007 10.618 10.950        0
 12/31/2008 10.950 11.039        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.288       19
 12/31/2004 10.288 10.183       90
 12/31/2005 10.183 10.269      165
 12/31/2006 10.269 10.545      166
 12/31/2007 10.545 10.864      170
 12/31/2008 10.864 10.941      382
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.089      369
 12/31/2004 10.089  9.935      861
 12/31/2005  9.935  9.969     1505
 12/31/2006  9.969 10.186     1870
 12/31/2007 10.186 10.442     2802
 12/31/2008 10.442 10.464     5845
AZL OCC Opportunity Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.987      601
 12/31/2003  7.987 12.699     1239
 12/31/2004 12.699 13.426     1409
 12/31/2005 13.426 13.843     1233
 12/31/2006 13.843 15.170     1064
 12/31/2007 15.170 16.205      767
 12/31/2008 16.205  8.402      623
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.720        3
 12/31/2004 12.720 13.462       17
 12/31/2005 13.462 13.894       19
 12/31/2006 13.894 15.241       22
 12/31/2007 15.241 16.298       21
 12/31/2008 16.298  8.459       23

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.688        3
 12/31/2004 12.688 13.408       11
 12/31/2005 13.408 13.818       13
 12/31/2006 13.818 15.134        7
 12/31/2007 15.134 16.159        6
 12/31/2008 16.159  8.374        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.593      220
 12/31/2004 12.593 13.248     1094
 12/31/2005 13.248 13.592     1209
 12/31/2006 13.592 14.820     1473
 12/31/2007 14.820 15.752     1659
 12/31/2008 15.752  8.126     1403
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.998      193
 12/31/2003  7.998 12.741      494
 12/31/2004 12.741 13.498      450
 12/31/2005 13.498 13.945      336
 12/31/2006 13.945 15.312      272
 12/31/2007 15.312 16.390      269
 12/31/2008 16.390  8.515      210
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.987       41
 12/31/2003  7.987 12.699      101
 12/31/2004 12.699 13.426      115
 12/31/2005 13.426 13.843      103
 12/31/2006 13.843 15.170       85
 12/31/2007 15.170 16.205       90
 12/31/2008 16.205  8.402       57
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.720        4
 12/31/2004 12.720 13.462        8
 12/31/2005 13.462 13.894        9
 12/31/2006 13.894 15.241       12
 12/31/2007 15.241 16.298       11
 12/31/2008 16.298  8.459       11
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.677        0
 12/31/2004 12.677 13.391        3
 12/31/2005 13.391 13.793        3
 12/31/2006 13.793 15.099        3
 12/31/2007 15.099 16.114        3
 12/31/2008 16.114  8.346        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.014       21
 12/31/2003  8.014 12.805       47
 12/31/2004 12.805 13.607       45
 12/31/2005 13.607 14.100       30
 12/31/2006 14.100 15.528       34
 12/31/2007 15.528 16.672       24
 12/31/2008 16.672  8.688       17
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.004        3
 12/31/2003  8.004 12.762        6
 12/31/2004 12.762 13.535        4
 12/31/2005 13.535 13.997        2
 12/31/2006 13.997 15.384        2
 12/31/2007 15.384 16.484        2
 12/31/2008 16.484  8.572        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.741        9
 12/31/2004 12.741 13.498       18
 12/31/2005 13.498 13.945       22
 12/31/2006 13.945 15.312       31
 12/31/2007 15.312 16.390       35
 12/31/2008 16.390  8.515       29
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.635      123
 12/31/2004 12.635 13.319      597
 12/31/2005 13.319 13.692      718
 12/31/2006 13.692 14.959      839
 12/31/2007 14.959 15.932      900
 12/31/2008 15.932  8.236      911
AZL S&P 500 Index Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.849      212
 12/31/2008  9.849  6.028     3789
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.855        5
 12/31/2008  9.855  6.038       58

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.846        0
 12/31/2008  9.846  6.023       36
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.816      144
 12/31/2008  9.816  5.978     3067
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.862      441
 12/31/2008  9.862  6.048     2186
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.849       39
 12/31/2008  9.849  6.028      300
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.855        1
 12/31/2008  9.855  6.038       10
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.842        0
 12/31/2008  9.842  6.018       11

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.882        1
 12/31/2008  9.882  6.079      140
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.869        0
 12/31/2008  9.869  6.058        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.862        0
 12/31/2008  9.862  6.048       88
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.829      154
 12/31/2008  9.829  5.998     3109
AZL Schroder Emerging Markets Equity Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.436      190
 12/31/2007 10.436 13.343      564
 12/31/2008 13.343  6.299     1769
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.443       11
 12/31/2007 10.443 13.365       18
 12/31/2008 13.365  6.316       57

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.433        1
 12/31/2007 10.433 13.332        8
 12/31/2008 13.332  6.290       31
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.402      708
 12/31/2007 10.402 13.232     1521
 12/31/2008 13.232  6.215     2941
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.450       55
 12/31/2007 10.450 13.388      148
 12/31/2008 13.388  6.333     1187
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.436       21
 12/31/2007 10.436 13.343       42
 12/31/2008 13.343  6.299      184
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.443        1
 12/31/2007 10.443 13.365        3
 12/31/2008 13.365  6.316        9
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.429        1
 12/31/2007 10.429 13.321        1
 12/31/2008 13.321  6.282        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.472       22
 12/31/2007 10.472 13.455       28
 12/31/2008 13.455  6.384       55
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.458        0
 12/31/2007 10.458 13.410        0
 12/31/2008 13.410  6.350        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.450       19
 12/31/2007 10.450 13.388       26
 12/31/2008 13.388  6.333       38
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.415      348
 12/31/2007 10.415 13.276     1033
 12/31/2008 13.276  6.248     2535
AZL Small Cap Stock Index Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.298       56
 12/31/2008  9.298  6.300     2316
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.304        1
 12/31/2008  9.304  6.310       30

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.295        0
 12/31/2008  9.295  6.294       20
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.267       85
 12/31/2008  9.267  6.247     2307
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.310      151
 12/31/2008  9.310  6.321     1559
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.298        3
 12/31/2008  9.298  6.300      200
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.304        0
 12/31/2008  9.304  6.310        6
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.292        0
 12/31/2008  9.292  6.289        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.329        5
 12/31/2008  9.329  6.353       87
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.317        0
 12/31/2008  9.317  6.331        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.310        0
 12/31/2008  9.310  6.321       44
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.279      158
 12/31/2008  9.279  6.268     2325
AZL Turner Quantitative Small Cap Growth Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.088      156
 12/31/2006 11.088 12.110      168
 12/31/2007 12.110 12.602      133
 12/31/2008 12.602  7.005      128
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.095        0
 12/31/2006 11.095 12.130        7
 12/31/2007 12.130 12.636        6
 12/31/2008 12.636  7.030        6

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.084        0
 12/31/2006 11.084 12.100        0
 12/31/2007 12.100 12.585        0
 12/31/2008 12.585  6.992        0
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.051      227
 12/31/2006 11.051 12.009      504
 12/31/2007 12.009 12.435      401
 12/31/2008 12.435  6.877      428
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.103       42
 12/31/2006 11.103 12.150       62
 12/31/2007 12.150 12.670       37
 12/31/2008 12.670  7.056       27
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.088        9
 12/31/2006 11.088 12.110       16
 12/31/2007 12.110 12.602       11
 12/31/2008 12.602  7.005       10
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.095        0
 12/31/2006 11.095 12.130        1
 12/31/2007 12.130 12.636        1
 12/31/2008 12.636  7.030        0
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.080        0
 12/31/2006 11.080 12.090        1
 12/31/2007 12.090 12.569        1
 12/31/2008 12.569  6.979        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.125        6
 12/31/2006 11.125 12.211        4
 12/31/2007 12.211 12.772        2
 12/31/2008 12.772  7.135        1
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.110        0
 12/31/2006 11.110 12.171        0
 12/31/2007 12.171 12.704        0
 12/31/2008 12.704  7.082        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.103        0
 12/31/2006 11.103 12.150        6
 12/31/2007 12.150 12.670        6
 12/31/2008 12.670  7.056        5
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.065      125
 12/31/2006 11.065 12.049      270
 12/31/2007 12.049 12.502      291
 12/31/2008 12.502  6.928      301
AZL Van Kampen Equity and Income Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.774      611
 12/31/2005 10.774 11.285      903
 12/31/2006 11.285 12.460     1029
 12/31/2007 12.460 12.599      857
 12/31/2008 12.599  9.404      551
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.781       23
 12/31/2005 10.781 11.304       42
 12/31/2006 11.304 12.493       51
 12/31/2007 12.493 12.645       70
 12/31/2008 12.645  9.448       53

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.770        7
 12/31/2005 10.770 11.276       24
 12/31/2006 11.276 12.443       28
 12/31/2007 12.443 12.575       30
 12/31/2008 12.575  9.382       21
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.738      704
 12/31/2005 10.738 11.191     1500
 12/31/2006 11.191 12.295     2089
 12/31/2007 12.295 12.369     2402
 12/31/2008 12.369  9.187     2189
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.788      495
 12/31/2005 10.788 11.323      638
 12/31/2006 11.323 12.526      613
 12/31/2007 12.526 12.691      531
 12/31/2008 12.691  9.492      375
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.774        3
 12/31/2005 10.774 11.285       22
 12/31/2006 11.285 12.460       32
 12/31/2007 12.460 12.599       28
 12/31/2008 12.599  9.404       43
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.781        1
 12/31/2005 10.781 11.304        1
 12/31/2006 11.304 12.493        8
 12/31/2007 12.493 12.645       10
 12/31/2008 12.645  9.448       14
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.767        1
 12/31/2005 10.767 11.266        1
 12/31/2006 11.266 12.427        0
 12/31/2007 12.427 12.552        0
 12/31/2008 12.552  9.360        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.810       24
 12/31/2005 10.810 11.380       36
 12/31/2006 11.380 12.627       67
 12/31/2007 12.627 12.832       47
 12/31/2008 12.832  9.627       16
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.795        1
 12/31/2005 10.795 11.342        2
 12/31/2006 11.342 12.560        1
 12/31/2007 12.560 12.738        0
 12/31/2008 12.738  9.537        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.788       10
 12/31/2005 10.788 11.323       41
 12/31/2006 11.323 12.526       43
 12/31/2007 12.526 12.691       40
 12/31/2008 12.691  9.492       37
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.752      365
 12/31/2005 10.752 11.229      890
 12/31/2006 11.229 12.360     1169
 12/31/2007 12.360 12.461     1387
 12/31/2008 12.461  9.273     1562
AZL Van Kampen Global Real Estate Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.011      343
 12/31/2007 12.011 10.761      481
 12/31/2008 10.761  5.719      512
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.019        7
 12/31/2007 12.019 10.779       38
 12/31/2008 10.779  5.734       37

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.007        2
 12/31/2007 12.007 10.752        4
 12/31/2008 10.752  5.711        1
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.971      635
 12/31/2007 11.971 10.671      880
 12/31/2008 10.671  5.643      864
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.028      172
 12/31/2007 12.028 10.797      254
 12/31/2008 10.797  5.750      178
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.011       31
 12/31/2007 12.011 10.761       44
 12/31/2008 10.761  5.719       28
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.019        1
 12/31/2007 12.019 10.779        5
 12/31/2008 10.779  5.734        5
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.003        1
 12/31/2007 12.003 10.743        1
 12/31/2008 10.743  5.704        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.052       22
 12/31/2007 12.052 10.852       16
 12/31/2008 10.852  5.796        4
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.036        1
 12/31/2007 12.036 10.815        0
 12/31/2008 10.815  5.765        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.028       12
 12/31/2007 12.028 10.797       13
 12/31/2008 10.797  5.750        3
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.987      453
 12/31/2007 11.987 10.707      867
 12/31/2008 10.707  5.673      852
AZL Van Kampen Growth and Income Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.635      220
 12/31/2002  9.635  8.063     2170
 12/31/2003  8.063 10.084     4069
 12/31/2004 10.084 11.260     3926
 12/31/2005 11.260 12.070     3875
 12/31/2006 12.070 13.726     3507
 12/31/2007 13.726 13.822     2647
 12/31/2008 13.822  9.106     1971
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.111       20
 12/31/2004 10.111 11.302       37
 12/31/2005 11.302 12.126       46
 12/31/2006 12.126 13.804       61
 12/31/2007 13.804 13.915       57
 12/31/2008 13.915  9.176       48

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.070       16
 12/31/2004 10.070 11.240       28
 12/31/2005 11.240 12.042       31
 12/31/2006 12.042 13.687       34
 12/31/2007 13.687 13.776       28
 12/31/2008 13.776  9.071       24
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.950      415
 12/31/2004  9.950 11.055     1287
 12/31/2005 11.055 11.791     2334
 12/31/2006 11.791 13.342     2702
 12/31/2007 13.342 13.368     2480
 12/31/2008 13.368  8.763     2382
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.648      179
 12/31/2002  9.648  8.090     1370
 12/31/2003  8.090 10.138     2477
 12/31/2004 10.138 11.344     2200
 12/31/2005 11.344 12.183     2149
 12/31/2006 12.183 13.883     2001
 12/31/2007 13.883 14.008     1566
 12/31/2008 14.008  9.246     1120
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.635        1
 12/31/2002  9.635  8.063      160
 12/31/2003  8.063 10.084      266
 12/31/2004 10.084 11.260      243
 12/31/2005 11.260 12.070      252
 12/31/2006 12.070 13.726      238
 12/31/2007 13.726 13.822      179
 12/31/2008 13.822  9.106      146
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.111        2
 12/31/2004 10.111 11.302        4
 12/31/2005 11.302 12.126        5
 12/31/2006 12.126 13.804        5
 12/31/2007 13.804 13.915        6
 12/31/2008 13.915  9.176        4
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.057        0
 12/31/2004 10.057 11.219        2
 12/31/2005 11.219 12.013        2
 12/31/2006 12.013 13.648        2
 12/31/2007 13.648 13.730        2
 12/31/2008 13.730  9.036        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.667       42
 12/31/2002  9.667  8.131      202
 12/31/2003  8.131 10.219      319
 12/31/2004 10.219 11.469      325
 12/31/2005 11.469 12.355      302
 12/31/2006 12.355 14.121      260
 12/31/2007 14.121 14.291      208
 12/31/2008 14.291  9.462      143
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.654        0
 12/31/2002  9.654  8.104       14
 12/31/2003  8.104 10.165       17
 12/31/2004 10.165 11.385       17
 12/31/2005 11.385 12.240       15
 12/31/2006 12.240 13.961       15
 12/31/2007 13.961 14.102       14
 12/31/2008 14.102  9.318       13
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.138       40
 12/31/2004 10.138 11.344       74
 12/31/2005 11.344 12.183      103
 12/31/2006 12.183 13.883       86
 12/31/2007 13.883 14.008       68
 12/31/2008 14.008  9.246       55
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.003      229
 12/31/2004 10.003 11.137      830
 12/31/2005 11.137 11.902     1521
 12/31/2006 11.902 13.495     1834
 12/31/2007 13.495 13.548     1817
 12/31/2008 13.548  8.898     1632
AZL Van Kampen International Equity Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.233      349
 12/31/2004 12.233 13.467      846
 12/31/2005 13.467 14.753     1157
 12/31/2006 14.753 17.553     1342
 12/31/2007 17.553 18.912     1122
 12/31/2008 18.912 13.255      756
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.241        2
 12/31/2004 12.241 13.490       43
 12/31/2005 13.490 14.793      102
 12/31/2006 14.793 17.618      101
 12/31/2007 17.618 19.001      104
 12/31/2008 19.001 13.331       95

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.229        1
 12/31/2004 12.229 13.456        8
 12/31/2005 13.456 14.734       19
 12/31/2006 14.734 17.521       20
 12/31/2007 17.521 18.868       17
 12/31/2008 18.868 13.218       13
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.192      178
 12/31/2004 12.192 13.355     1188
 12/31/2005 13.355 14.558     2206
 12/31/2006 14.558 17.234     2956
 12/31/2007 17.234 18.475     2757
 12/31/2008 18.475 12.884     2526
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.250      110
 12/31/2004 12.250 13.512      375
 12/31/2005 13.512 14.832      601
 12/31/2006 14.832 17.683      783
 12/31/2007 17.683 19.090      713
 12/31/2008 19.090 13.407      659
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.233       38
 12/31/2004 12.233 13.467       49
 12/31/2005 13.467 14.753       71
 12/31/2006 14.753 17.553      100
 12/31/2007 17.553 18.912       67
 12/31/2008 18.912 13.255       55
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.241        0
 12/31/2004 12.241 13.490        1
 12/31/2005 13.490 14.793        3
 12/31/2006 14.793 17.618        6
 12/31/2007 17.618 19.001       10
 12/31/2008 19.001 13.331       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.225        0
 12/31/2004 12.225 13.445        0
 12/31/2005 13.445 14.714        0
 12/31/2006 14.714 17.489        1
 12/31/2007 17.489 18.824        1
 12/31/2008 18.824 13.180        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.274        5
 12/31/2004 12.274 13.581       21
 12/31/2005 13.581 14.952       42
 12/31/2006 14.952 17.878       44
 12/31/2007 17.878 19.359       50
 12/31/2008 19.359 13.637       13
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.258        0
 12/31/2004 12.258 13.535        1
 12/31/2005 13.535 14.872        1
 12/31/2006 14.872 17.748        1
 12/31/2007 17.748 19.179        1
 12/31/2008 19.179 13.483        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.250       17
 12/31/2004 12.250 13.512       34
 12/31/2005 13.512 14.832       62
 12/31/2006 14.832 17.683       48
 12/31/2007 17.683 19.090       34
 12/31/2008 19.090 13.407       27
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.208       74
 12/31/2004 12.208 13.400      510
 12/31/2005 13.400 14.636     1322
 12/31/2006 14.636 17.361     1845
 12/31/2007 17.361 18.649     2024
 12/31/2008 18.649 13.031     1819
AZL Van Kampen Mid Cap Growth Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.488       20
 12/31/2002  9.488  7.052     1204
 12/31/2003  7.052  8.887     1991
 12/31/2004  8.887 10.571     1900
 12/31/2005 10.571 12.192     2279
 12/31/2006 12.192 13.065     2403
 12/31/2007 13.065 15.661     2803
 12/31/2008 15.661  7.910     2280
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.911        9
 12/31/2004  8.911 10.610       31
 12/31/2005 10.610 12.249       38
 12/31/2006 12.249 13.139       40
 12/31/2007 13.139 15.766       55
 12/31/2008 15.766  7.971       55

 The Allianz Alterity[{R}] Variable Annuity Contract SAI -  April
                     27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.875        2
 12/31/2004  8.875 10.552        9
 12/31/2005 10.552 12.163       21
 12/31/2006 12.163 13.028       21
 12/31/2007 13.028 15.609       24
 12/31/2008 15.609  7.880       22
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.769      164
 12/31/2004  8.769 10.379      581
 12/31/2005 10.379 11.910     1645
 12/31/2006 11.910 12.699     2215
 12/31/2007 12.699 15.147     3680
 12/31/2008 15.147  7.613     3344
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.501       60
 12/31/2002  9.501  7.076      617
 12/31/2003  7.076  8.935      951
 12/31/2004  8.935 10.649      758
 12/31/2005 10.649 12.306      957
 12/31/2006 12.306 13.213      866
 12/31/2007 13.213 15.872     1206
 12/31/2008 15.872  8.033      843
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.488        0
 12/31/2002  9.488  7.052       55
 12/31/2003  7.052  8.887      110
 12/31/2004  8.887 10.571      108
 12/31/2005 10.571 12.192      173
 12/31/2006 12.192 13.065      160
 12/31/2007 13.065 15.661      217
 12/31/2008 15.661  7.910      160
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.911        0
 12/31/2004  8.911 10.610        0
 12/31/2005 10.610 12.249        1
 12/31/2006 12.249 13.139        1
 12/31/2007 13.139 15.766        9
 12/31/2008 15.766  7.971       13
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.864        0
 12/31/2004  8.864 10.532        1
 12/31/2005 10.532 12.135        2
 12/31/2006 12.135 12.991        3
 12/31/2007 12.991 15.557        8
 12/31/2008 15.557  7.850        8

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.520        5
 12/31/2002  9.520  7.112      100
 12/31/2003  7.112  9.007      158
 12/31/2004  9.007 10.767      174
 12/31/2005 10.767 12.480      168
 12/31/2006 12.480 13.440      120
 12/31/2007 13.440 16.193      120
 12/31/2008 16.193  8.220       68
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.507        0
 12/31/2002  9.507  7.088        1
 12/31/2003  7.088  8.959        2
 12/31/2004  8.959 10.688        2
 12/31/2005 10.688 12.364        2
 12/31/2006 12.364 13.289        2
 12/31/2007 13.289 15.978        2
 12/31/2008 15.978  8.095        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.935        5
 12/31/2004  8.935 10.649       16
 12/31/2005 10.649 12.306       29
 12/31/2006 12.306 13.213       38
 12/31/2007 13.213 15.872       46
 12/31/2008 15.872  8.033       32
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.816      103
 12/31/2004  8.816 10.455      434
 12/31/2005 10.455 12.022     1245
 12/31/2006 12.022 12.844     1608
 12/31/2007 12.844 15.351     2554
 12/31/2008 15.351  7.730     2483


BlackRock Global Allocation V.I. Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893      348
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.898       13


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.890        1
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.866      784
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903      193
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893       14
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.898       10
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.888        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919       24
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.909        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903        2
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877      584
Davis VA Financial Portfolio
ALE 1  1.90%
 12/31/2000    N/A 13.258        7
 12/31/2001 13.258 11.658      130
 12/31/2002 11.658  9.512      904
 12/31/2003  9.512 12.334     1467
 12/31/2004 12.334 13.350     1499
 12/31/2005 13.350 14.198     1421
 12/31/2006 14.198 16.509     1248
 12/31/2007 16.509 15.217      882
 12/31/2008 15.217  8.008      775
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.383        4
 12/31/2004 12.383 13.416        7
 12/31/2005 13.416 14.282        7
 12/31/2006 14.282 16.624        7
 12/31/2007 16.624 15.338        8
 12/31/2008 15.338  8.080       29

    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.310        2
 12/31/2004 12.310 13.317        6
 12/31/2005 13.317 14.156       13
 12/31/2006 14.156 16.452       12
 12/31/2007 16.452 15.157       11
 12/31/2008 15.157  7.972        8
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.095      139
 12/31/2004 12.095 13.026      490
 12/31/2005 13.026 13.784      652
 12/31/2006 13.784 15.948      814
 12/31/2007 15.948 14.626      693
 12/31/2008 14.626  7.659      671
ALO 1  1.70%
 12/31/2000    N/A 13.283       11
 12/31/2001 13.283 11.703       97
 12/31/2002 11.703  9.568      377
 12/31/2003  9.568 12.431      554
 12/31/2004 12.431 13.482      563
 12/31/2005 13.482 14.367      536
 12/31/2006 14.367 16.739      604
 12/31/2007 16.739 15.460      431
 12/31/2008 15.460  8.152      368
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.658        2
 12/31/2002 11.658  9.512      115
 12/31/2003  9.512 12.334      179
 12/31/2004 12.334 13.350      178
 12/31/2005 13.350 14.198      175
 12/31/2006 14.198 16.509      131
 12/31/2007 16.509 15.217       95
 12/31/2008 15.217  8.008       66
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.383        0
 12/31/2004 12.383 13.416        1
 12/31/2005 13.416 14.282        1
 12/31/2006 14.282 16.624        2
 12/31/2007 16.624 15.338        2
 12/31/2008 15.338  8.080        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.286        0
 12/31/2004 12.286 13.285        2
 12/31/2005 13.285 14.114        2
 12/31/2006 14.114 16.395        2
 12/31/2007 16.395 15.097        2
 12/31/2008 15.097  7.937        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 13.319       25
 12/31/2001 13.319 11.771       88
 12/31/2002 11.771  9.652      107
 12/31/2003  9.652 12.578      107
 12/31/2004 12.578 13.683      101
 12/31/2005 13.683 14.624       92
 12/31/2006 14.624 17.090       65
 12/31/2007 17.090 15.832       50
 12/31/2008 15.832  8.373       48
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.725        0
 12/31/2002 11.725  9.596        3
 12/31/2003  9.596 12.480        5
 12/31/2004 12.480 13.549        5
 12/31/2005 13.549 14.452        6
 12/31/2006 14.452 16.855        5
 12/31/2007 16.855 15.583        4
 12/31/2008 15.583  8.225        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.431       12
 12/31/2004 12.431 13.482       20
 12/31/2005 13.482 14.367       32
 12/31/2006 14.367 16.739       33
 12/31/2007 16.739 15.460       31
 12/31/2008 15.460  8.152       17
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.190       56
 12/31/2004 12.190 13.155      253
 12/31/2005 13.155 13.948      365
 12/31/2006 13.948 16.170      479
 12/31/2007 16.170 14.860      453
 12/31/2008 14.860  7.797      477
Davis VA Value Portfolio
ALE 1  1.90%
 12/31/2000    N/A 10.869        8
 12/31/2001 10.869  9.556      241
 12/31/2002  9.556  7.851     2536
 12/31/2003  7.851  9.996     4628
 12/31/2004  9.996 11.016     4555
 12/31/2005 11.016 11.830     4185
 12/31/2006 11.830 13.350     3792
 12/31/2007 13.350 13.704     3068
 12/31/2008 13.704  8.024     2375
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.035       33
 12/31/2004 10.035 11.071       25
 12/31/2005 11.071 11.901       25
 12/31/2006 11.901 13.442       24
 12/31/2007 13.442 13.813       24
 12/31/2008 13.813  8.096       21


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.976        6
 12/31/2004  9.976 10.989        9
 12/31/2005 10.989 11.795        7
 12/31/2006 11.795 13.304        6
 12/31/2007 13.304 13.650        5
 12/31/2008 13.650  7.988        5
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.802      607
 12/31/2004  9.802 10.749      985
 12/31/2005 10.749 11.485      916
 12/31/2006 11.485 12.896      815
 12/31/2007 12.896 13.172      752
 12/31/2008 13.172  7.674      614
ALO 1  1.70%
 12/31/2000    N/A 10.889       74
 12/31/2001 10.889  9.592      377
 12/31/2002  9.592  7.897     1571
 12/31/2003  7.897 10.074     2440
 12/31/2004 10.074 11.125     2286
 12/31/2005 11.125 11.971     2062
 12/31/2006 11.971 13.536     1815
 12/31/2007 13.536 13.923     1400
 12/31/2008 13.923  8.169     1078
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.556        2
 12/31/2002  9.556  7.851      252
 12/31/2003  7.851  9.996      388
 12/31/2004  9.996 11.016      396
 12/31/2005 11.016 11.830      374
 12/31/2006 11.830 13.350      349
 12/31/2007 13.350 13.704      272
 12/31/2008 13.704  8.024      216
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.035        1
 12/31/2004 10.035 11.071        3
 12/31/2005 11.071 11.901        3
 12/31/2006 11.901 13.442        3
 12/31/2007 13.442 13.813        2
 12/31/2008 13.813  8.096        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.957        0
 12/31/2004  9.957 10.962        1
 12/31/2005 10.962 11.761        1
 12/31/2006 11.761 13.258        1
 12/31/2007 13.258 13.596        1
 12/31/2008 13.596  7.953        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 10.919       41
 12/31/2001 10.919  9.648      256
 12/31/2002  9.648  7.967      485
 12/31/2003  7.967 10.193      560
 12/31/2004 10.193 11.291      540
 12/31/2005 11.291 12.186      486
 12/31/2006 12.186 13.819      408
 12/31/2007 13.819 14.258      312
 12/31/2008 14.258  8.390      231
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.611        0
 12/31/2002  9.611  7.920       15
 12/31/2003  7.920 10.114       20
 12/31/2004 10.114 11.180       20
 12/31/2005 11.180 12.042        8
 12/31/2006 12.042 13.629        8
 12/31/2007 13.629 14.034        8
 12/31/2008 14.034  8.242        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.074       25
 12/31/2004 10.074 11.125       24
 12/31/2005 11.125 11.971       20
 12/31/2006 11.971 13.536       17
 12/31/2007 13.536 13.923       12
 12/31/2008 13.923  8.169        9
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.879      296
 12/31/2004  9.879 10.855      687
 12/31/2005 10.855 11.622      579
 12/31/2006 11.622 13.076      516
 12/31/2007 13.076 13.383      440
 12/31/2008 13.383  7.812      371
Franklin Global Real Estate Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.630        4
 12/31/2002 27.630 27.672      392
 12/31/2003 27.672 36.856      766
 12/31/2004 36.856 47.661      807
 12/31/2005 47.661 53.068      776
 12/31/2006 53.068 62.790      649
 12/31/2007 62.790 48.750      455
 12/31/2008 48.750 27.554      335
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 37.405        9
 12/31/2004 37.405 48.419       17
 12/31/2005 48.419 53.965       19
 12/31/2006 53.965 63.916       18
 12/31/2007 63.916 49.675       14
 12/31/2008 49.675 28.105       12



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 36.585        3
 12/31/2004 36.585 47.286        8
 12/31/2005 47.286 52.624       12
 12/31/2006 52.624 62.235       12
 12/31/2007 62.235 48.295        9
 12/31/2008 48.295 27.283        6
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 34.232      100
 12/31/2004 34.232 44.045      437
 12/31/2005 44.045 48.798      666
 12/31/2006 48.798 57.451      626
 12/31/2007 57.451 44.381      498
 12/31/2008 44.381 24.959      407
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.345        5
 12/31/2002 28.345 28.445      203
 12/31/2003 28.445 37.962      352
 12/31/2004 37.962 49.189      388
 12/31/2005 49.189 54.878      331
 12/31/2006 54.878 65.062      266
 12/31/2007 65.062 50.616      186
 12/31/2008 50.616 28.667      131
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.630        0
 12/31/2002 27.630 27.672       86
 12/31/2003 27.672 36.856      123
 12/31/2004 36.856 47.661      116
 12/31/2005 47.661 53.068       93
 12/31/2006 53.068 62.790       79
 12/31/2007 62.790 48.750       61
 12/31/2008 48.750 27.554       46
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 37.405        0
 12/31/2004 37.405 48.419        2
 12/31/2005 48.419 53.965        3
 12/31/2006 53.965 63.916        4
 12/31/2007 63.916 49.675        4
 12/31/2008 49.675 28.105        3
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 36.316        0
 12/31/2004 36.316 46.914        6
 12/31/2005 46.914 52.185        6
 12/31/2006 52.185 61.684        7
 12/31/2007 61.684 47.843        8
 12/31/2008 47.843 27.015        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 29.453        3
 12/31/2002 29.453 29.645       84
 12/31/2003 29.645 39.683       88
 12/31/2004 39.683 51.573       87
 12/31/2005 51.573 57.711       77
 12/31/2006 57.711 68.626       64
 12/31/2007 68.626 53.550       46
 12/31/2008 53.550 30.419       37
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.710        0
 12/31/2002 28.710 28.839        4
 12/31/2003 28.839 38.527        3
 12/31/2004 38.527 49.971        3
 12/31/2005 49.971 55.807        3
 12/31/2006 55.807 66.229        3
 12/31/2007 66.229 51.576        3
 12/31/2008 51.576 29.239        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 37.962        6
 12/31/2004 37.962 49.189       17
 12/31/2005 49.189 54.878       26
 12/31/2006 54.878 65.062       25
 12/31/2007 65.062 50.616       15
 12/31/2008 50.616 28.667        9
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 35.258       60
 12/31/2004 35.258 45.457      323
 12/31/2005 45.457 50.463      573
 12/31/2006 50.463 59.530      550
 12/31/2007 59.530 46.080      469
 12/31/2008 46.080 25.967      410
Franklin Growth and Income Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 28.664        1
 12/31/2001 28.664 27.482       70
 12/31/2002 27.482 22.727      453
 12/31/2003 22.727 28.029      786
 12/31/2004 28.029 30.419      772
 12/31/2005 30.419 30.896      699
 12/31/2006 30.896 35.396      601
 12/31/2007 35.396 33.439      513
 12/31/2008 33.439 21.278      391
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.345        8
 12/31/2004 28.345 30.793       13
 12/31/2005 30.793 31.308       15
 12/31/2006 31.308 35.903       17
 12/31/2007 35.903 33.952       18
 12/31/2008 33.952 21.626       14


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.724        0
 12/31/2004 27.724 30.073        4
 12/31/2005 30.073 30.530       14
 12/31/2006 30.530 34.959       15
 12/31/2007 34.959 33.009       14
 12/31/2008 33.009 20.994       13
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 25.940       82
 12/31/2004 25.940 28.011      337
 12/31/2005 28.011 28.310      460
 12/31/2006 28.310 32.271      547
 12/31/2007 32.271 30.334      465
 12/31/2008 30.334 19.206      411
ALO 1  1.70%
 12/31/2000    N/A 29.337       13
 12/31/2001 29.337 28.184       81
 12/31/2002 28.184 23.354      291
 12/31/2003 23.354 28.860      432
 12/31/2004 28.860 31.383      433
 12/31/2005 31.383 31.940      394
 12/31/2006 31.940 36.665      343
 12/31/2007 36.665 34.707      257
 12/31/2008 34.707 22.129      186
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.482        0
 12/31/2002 27.482 22.727       58
 12/31/2003 22.727 28.029       85
 12/31/2004 28.029 30.419       88
 12/31/2005 30.419 30.896       85
 12/31/2006 30.896 35.396       72
 12/31/2007 35.396 33.439       59
 12/31/2008 33.439 21.278       39
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.345        0
 12/31/2004 28.345 30.793        1
 12/31/2005 30.793 31.308        1
 12/31/2006 31.308 35.903        2
 12/31/2007 35.903 33.952        2
 12/31/2008 33.952 21.626        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.520        0
 12/31/2004 27.520 29.836        0
 12/31/2005 29.836 30.275        1
 12/31/2006 30.275 34.649        0
 12/31/2007 34.649 32.701        0
 12/31/2008 32.701 20.787        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 30.377        8
 12/31/2001 30.377 29.270       67
 12/31/2002 29.270 24.327      153
 12/31/2003 24.327 30.153      159
 12/31/2004 30.153 32.888      135
 12/31/2005 32.888 33.572      118
 12/31/2006 33.572 38.653       93
 12/31/2007 38.653 36.700       60
 12/31/2008 36.700 23.471       43
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.455        0
 12/31/2002 28.455 23.602       10
 12/31/2003 23.602 29.195        7
 12/31/2004 29.195 31.780        7
 12/31/2005 31.780 32.376       10
 12/31/2006 32.376 37.202        7
 12/31/2007 37.202 35.252        5
 12/31/2008 35.252 22.499        4
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.767        7
 12/31/2004 28.767 31.283       14
 12/31/2005 31.283 31.838       23
 12/31/2006 31.838 36.547       23
 12/31/2007 36.547 34.596       18
 12/31/2008 34.596 22.058       12
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 26.718       43
 12/31/2004 26.718 28.909      243
 12/31/2005 28.909 29.276      430
 12/31/2006 29.276 33.439      482
 12/31/2007 33.439 31.495      469
 12/31/2008 31.495 19.981      417
Franklin High Income Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.198        2
 12/31/2002 17.198 15.194      137
 12/31/2003 15.194 19.556      382
 12/31/2004 19.556 21.082      366
 12/31/2005 21.082 21.372      329
 12/31/2006 21.372 22.934      375
 12/31/2007 22.934 23.111      296
 12/31/2008 23.111 17.374      212
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.848        5
 12/31/2004 19.848 21.417        9
 12/31/2005 21.417 21.733       17
 12/31/2006 21.733 23.346       18
 12/31/2007 23.346 23.549       20
 12/31/2008 23.549 17.721       22


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.412       25
 12/31/2004 19.412 20.916        9
 12/31/2005 20.916 21.193       12
 12/31/2006 21.193 22.731       33
 12/31/2007 22.731 22.895       14
 12/31/2008 22.895 17.203       12
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.164       77
 12/31/2004 18.164 19.482      310
 12/31/2005 19.482 19.652      434
 12/31/2006 19.652 20.984      510
 12/31/2007 20.984 21.040      534
 12/31/2008 21.040 15.738      423
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.643        1
 12/31/2002 17.643 15.618       83
 12/31/2003 15.618 20.143      255
 12/31/2004 20.143 21.758      231
 12/31/2005 21.758 22.101      172
 12/31/2006 22.101 23.764      183
 12/31/2007 23.764 23.996      148
 12/31/2008 23.996 18.075      114
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.198        0
 12/31/2002 17.198 15.194       26
 12/31/2003 15.194 19.556       61
 12/31/2004 19.556 21.082       61
 12/31/2005 21.082 21.372       47
 12/31/2006 21.372 22.934       48
 12/31/2007 22.934 23.111       37
 12/31/2008 23.111 17.374       28
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.848        0
 12/31/2004 19.848 21.417        1
 12/31/2005 21.417 21.733        1
 12/31/2006 21.733 23.346        2
 12/31/2007 23.346 23.549        5
 12/31/2008 23.549 17.721        4
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.270        0
 12/31/2004 19.270 20.752        1
 12/31/2005 20.752 21.016        1
 12/31/2006 21.016 22.530        1
 12/31/2007 22.530 22.681        1
 12/31/2008 22.681 17.034        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.333        1
 12/31/2002 18.333 16.277       69
 12/31/2003 16.277 21.056      129
 12/31/2004 21.056 22.813      113
 12/31/2005 22.813 23.242       81
 12/31/2006 23.242 25.066       67
 12/31/2007 25.066 25.387       69
 12/31/2008 25.387 19.180       23
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.870        0
 12/31/2002 17.870 15.835        2
 12/31/2003 15.835 20.443        5
 12/31/2004 20.443 22.104        5
 12/31/2005 22.104 22.475        5
 12/31/2006 22.475 24.190        5
 12/31/2007 24.190 24.451        4
 12/31/2008 24.451 18.436        4
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.143        7
 12/31/2004 20.143 21.758       27
 12/31/2005 21.758 22.101       61
 12/31/2006 22.101 23.764       56
 12/31/2007 23.764 23.996       21
 12/31/2008 23.996 18.075       18
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.708       82
 12/31/2004 18.708 20.107      270
 12/31/2005 20.107 20.323      345
 12/31/2006 20.323 21.743      407
 12/31/2007 21.743 21.845      457
 12/31/2008 21.845 16.373      503
Franklin Income Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 26.630        0
 12/31/2002 26.630 25.970      310
 12/31/2003 25.970 33.563      632
 12/31/2004 33.563 37.492      702
 12/31/2005 37.492 37.378      830
 12/31/2006 37.378 43.367      999
 12/31/2007 43.367 44.144      894
 12/31/2008 44.144 30.467      696
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 34.063        6
 12/31/2004 34.063 38.088       13
 12/31/2005 38.088 38.011       23
 12/31/2006 38.011 44.144       46
 12/31/2007 44.144 44.981       69
 12/31/2008 44.981 31.076       62


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.316        0
 12/31/2004 33.316 37.197        5
 12/31/2005 37.197 37.066       12
 12/31/2006 37.066 42.983       20
 12/31/2007 42.983 43.732       20
 12/31/2008 43.732 30.167       12
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 31.173       37
 12/31/2004 31.173 34.648      335
 12/31/2005 34.648 34.371      806
 12/31/2006 34.371 39.679     1133
 12/31/2007 39.679 40.188     1483
 12/31/2008 40.188 27.597     1311
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.320        0
 12/31/2002 27.320 26.695      136
 12/31/2003 26.695 34.570      312
 12/31/2004 34.570 38.694      350
 12/31/2005 38.694 38.654      375
 12/31/2006 38.654 44.936      404
 12/31/2007 44.936 45.834      422
 12/31/2008 45.834 31.696      467
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 26.630        0
 12/31/2002 26.630 25.970       43
 12/31/2003 25.970 33.563       81
 12/31/2004 33.563 37.492       93
 12/31/2005 37.492 37.378       93
 12/31/2006 37.378 43.367      107
 12/31/2007 43.367 44.144      104
 12/31/2008 44.144 30.467      102
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 34.063        0
 12/31/2004 34.063 38.088        5
 12/31/2005 38.088 38.011        5
 12/31/2006 38.011 44.144        9
 12/31/2007 44.144 44.981       10
 12/31/2008 44.981 31.076       10
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.071        0
 12/31/2004 33.071 36.905        1
 12/31/2005 36.905 36.757        2
 12/31/2006 36.757 42.603        2
 12/31/2007 42.603 43.323        2
 12/31/2008 43.323 29.870        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.387        1
 12/31/2002 28.387 27.822       54
 12/31/2003 27.822 36.137       71
 12/31/2004 36.137 40.570       91
 12/31/2005 40.570 40.649       88
 12/31/2006 40.649 47.397       88
 12/31/2007 47.397 48.490       63
 12/31/2008 48.490 33.635       43
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.671        0
 12/31/2002 27.671 27.066        1
 12/31/2003 27.066 35.085        4
 12/31/2004 35.085 39.310        2
 12/31/2005 39.310 39.308        1
 12/31/2006 39.308 45.742        3
 12/31/2007 45.742 46.703        2
 12/31/2008 46.703 32.330        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 34.570        2
 12/31/2004 34.570 38.694       15
 12/31/2005 38.694 38.654       45
 12/31/2006 38.654 44.936       52
 12/31/2007 44.936 45.834       48
 12/31/2008 45.834 31.696       40
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.108        7
 12/31/2004 32.108 35.759      235
 12/31/2005 35.759 35.544      755
 12/31/2006 35.544 41.115     1228
 12/31/2007 41.115 41.726     1633
 12/31/2008 41.726 28.711     1580
Franklin Large Cap Growth Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.791        4
 12/31/2002 17.791 13.408      498
 12/31/2003 13.408 16.701     1074
 12/31/2004 16.701 17.686     1157
 12/31/2005 17.686 17.537     1130
 12/31/2006 17.537 19.083      990
 12/31/2007 19.083 19.889      824
 12/31/2008 19.889 12.776      636
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.830        7
 12/31/2004 16.830 17.840       18
 12/31/2005 17.840 17.708       24
 12/31/2006 17.708 19.288       26
 12/31/2007 19.288 20.122       28
 12/31/2008 20.122 12.939       27



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.637        7
 12/31/2004 16.637 17.609       19
 12/31/2005 17.609 17.453       29
 12/31/2006 17.453 18.982       32
 12/31/2007 18.982 19.773       28
 12/31/2008 19.773 12.695       25
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.072      180
 12/31/2004 16.072 16.935      720
 12/31/2005 16.935 16.709     1147
 12/31/2006 16.709 18.092     1230
 12/31/2007 18.092 18.761     1156
 12/31/2008 18.761 11.991     1052
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.994        2
 12/31/2002 17.994 13.589      317
 12/31/2003 13.589 16.959      702
 12/31/2004 16.959 17.995      757
 12/31/2005 17.995 17.880      699
 12/31/2006 17.880 19.495      674
 12/31/2007 19.495 20.359      503
 12/31/2008 20.359 13.104      360
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.791        1
 12/31/2002 17.791 13.408       62
 12/31/2003 13.408 16.701      116
 12/31/2004 16.701 17.686      125
 12/31/2005 17.686 17.537      126
 12/31/2006 17.537 19.083      118
 12/31/2007 19.083 19.889       90
 12/31/2008 19.889 12.776       75
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.830        1
 12/31/2004 16.830 17.840        2
 12/31/2005 17.840 17.708        2
 12/31/2006 17.708 19.288        2
 12/31/2007 19.288 20.122        1
 12/31/2008 20.122 12.939        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.573        0
 12/31/2004 16.573 17.533        4
 12/31/2005 17.533 17.369        4
 12/31/2006 17.369 18.881        4
 12/31/2007 18.881 19.658        4
 12/31/2008 19.658 12.615        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.303        5
 12/31/2002 18.303 13.863       93
 12/31/2003 13.863 17.354      135
 12/31/2004 17.354 18.470      129
 12/31/2005 18.470 18.406      114
 12/31/2006 18.406 20.129       90
 12/31/2007 20.129 21.084       69
 12/31/2008 21.084 13.612       48
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.096        0
 12/31/2002 18.096 13.679        2
 12/31/2003 13.679 17.090        4
 12/31/2004 17.090 18.152        4
 12/31/2005 18.152 18.054        4
 12/31/2006 18.054 19.704        4
 12/31/2007 19.704 20.598        4
 12/31/2008 20.598 13.271        4
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.959       20
 12/31/2004 16.959 17.995       32
 12/31/2005 17.995 17.880       61
 12/31/2006 17.880 19.495       63
 12/31/2007 19.495 20.359       47
 12/31/2008 20.359 13.104       37
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.321      151
 12/31/2004 16.321 17.231      705
 12/31/2005 17.231 17.036     1150
 12/31/2006 17.036 18.482     1207
 12/31/2007 18.482 19.204     1121
 12/31/2008 19.204 12.299      986
Franklin Rising Dividends Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 21.483        0
 12/31/2001 21.483 23.937       73
 12/31/2002 23.937 23.114     1006
 12/31/2003 23.114 28.255     1895
 12/31/2004 28.255 30.771     1981
 12/31/2005 30.771 31.228     1801
 12/31/2006 31.228 35.888     1557
 12/31/2007 35.888 34.263     1232
 12/31/2008 34.263 24.506      933
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.594       16
 12/31/2004 28.594 31.172       29
 12/31/2005 31.172 31.666       39
 12/31/2006 31.666 36.428       39
 12/31/2007 36.428 34.813       37
 12/31/2008 34.813 24.925       31


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.087        5
 12/31/2004 28.087 30.572       17
 12/31/2005 30.572 31.011       20
 12/31/2006 31.011 35.621       21
 12/31/2007 35.621 33.990       18
 12/31/2008 33.990 24.300       14
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 26.617      202
 12/31/2004 26.617 28.842      864
 12/31/2005 28.842 29.124     1263
 12/31/2006 29.124 33.304     1260
 12/31/2007 33.304 31.637     1122
 12/31/2008 31.637 22.515      945
ALO 1  1.70%
 12/31/2000    N/A 21.860        1
 12/31/2001 21.860 24.405       73
 12/31/2002 24.405 23.614      668
 12/31/2003 23.614 28.924     1135
 12/31/2004 28.924 31.562     1165
 12/31/2005 31.562 32.095     1037
 12/31/2006 32.095 36.958      872
 12/31/2007 36.958 35.356      689
 12/31/2008 35.356 25.339      432
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 23.937        1
 12/31/2002 23.937 23.114      140
 12/31/2003 23.114 28.255      218
 12/31/2004 28.255 30.771      226
 12/31/2005 30.771 31.228      190
 12/31/2006 31.228 35.888      164
 12/31/2007 35.888 34.263      129
 12/31/2008 34.263 24.506       97
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.594        0
 12/31/2004 28.594 31.172        3
 12/31/2005 31.172 31.666        4
 12/31/2006 31.666 36.428        4
 12/31/2007 36.428 34.813        4
 12/31/2008 34.813 24.925        3
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.919        0
 12/31/2004 27.919 30.375        7
 12/31/2005 30.375 30.795        7
 12/31/2006 30.795 35.356        8
 12/31/2007 35.356 33.720        8
 12/31/2008 33.720 24.095        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 22.438        4
 12/31/2001 22.438 25.126       54
 12/31/2002 25.126 24.384      201
 12/31/2003 24.384 29.957      228
 12/31/2004 29.957 32.788      235
 12/31/2005 32.788 33.442      213
 12/31/2006 33.442 38.624      175
 12/31/2007 38.624 37.061      118
 12/31/2008 37.061 26.641       79
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 24.548        0
 12/31/2002 24.548 23.776        6
 12/31/2003 23.776 29.151        6
 12/31/2004 29.151 31.842        5
 12/31/2005 31.842 32.412        5
 12/31/2006 32.412 37.361        5
 12/31/2007 37.361 35.776        4
 12/31/2008 35.776 25.666        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.938       13
 12/31/2004 28.938 31.578       36
 12/31/2005 31.578 32.111       59
 12/31/2006 32.111 36.977       53
 12/31/2007 36.977 35.373       39
 12/31/2008 35.373 25.351       32
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.260      144
 12/31/2004 27.260 29.598      658
 12/31/2005 29.598 29.948     1081
 12/31/2006 29.948 34.315     1111
 12/31/2007 34.315 32.662      954
 12/31/2008 32.662 23.291      825
Franklin Small Cap Value Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.479        0
 12/31/2002 10.479  9.330     1000
 12/31/2003  9.330 12.095     1813
 12/31/2004 12.095 14.684     1958
 12/31/2005 14.684 15.671     1827
 12/31/2006 15.671 17.989     1573
 12/31/2007 17.989 17.228     1187
 12/31/2008 17.228 11.322      911
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.163       25
 12/31/2004 12.163 14.782       43
 12/31/2005 14.782 15.792       36
 12/31/2006 15.792 18.145       33
 12/31/2007 18.145 17.396       30
 12/31/2008 17.396 11.444       21


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.060        3
 12/31/2004 12.060 14.635       18
 12/31/2005 14.635 15.611       22
 12/31/2006 15.611 17.911       19
 12/31/2007 17.911 17.145       16
 12/31/2008 17.145 11.262       12
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.756      170
 12/31/2004 11.756 14.202      887
 12/31/2005 14.202 15.082     1114
 12/31/2006 15.082 17.225      952
 12/31/2007 17.225 16.415      814
 12/31/2008 16.415 10.734      674
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.556        2
 12/31/2002 10.556  9.417      568
 12/31/2003  9.417 12.233     1048
 12/31/2004 12.233 14.881     1206
 12/31/2005 14.881 15.914     1076
 12/31/2006 15.914 18.303      970
 12/31/2007 18.303 17.565      659
 12/31/2008 17.565 11.567      465
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.479        1
 12/31/2002 10.479  9.330      104
 12/31/2003  9.330 12.095      160
 12/31/2004 12.095 14.684      179
 12/31/2005 14.684 15.671      169
 12/31/2006 15.671 17.989      122
 12/31/2007 17.989 17.228      108
 12/31/2008 17.228 11.322       81
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.163        1
 12/31/2004 12.163 14.782        2
 12/31/2005 14.782 15.792        2
 12/31/2006 15.792 18.145        1
 12/31/2007 18.145 17.396        1
 12/31/2008 17.396 11.444        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.026        0
 12/31/2004 12.026 14.586        0
 12/31/2005 14.586 15.552        0
 12/31/2006 15.552 17.833        0
 12/31/2007 17.833 17.062        0
 12/31/2008 17.062 11.202        0



                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.673        1
 12/31/2002 10.673  9.550      129
 12/31/2003  9.550 12.442      104
 12/31/2004 12.442 15.182      115
 12/31/2005 15.182 16.284      102
 12/31/2006 16.284 18.785       82
 12/31/2007 18.785 18.082       55
 12/31/2008 18.082 11.943       45
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.595        0
 12/31/2002 10.595  9.461        3
 12/31/2003  9.461 12.302        5
 12/31/2004 12.302 14.981        5
 12/31/2005 14.981 16.036        5
 12/31/2006 16.036 18.463        5
 12/31/2007 18.463 17.736        5
 12/31/2008 17.736 11.691        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.233        4
 12/31/2004 12.233 14.881       16
 12/31/2005 14.881 15.914       35
 12/31/2006 15.914 18.303       31
 12/31/2007 18.303 17.565       24
 12/31/2008 17.565 11.567       18
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.891      108
 12/31/2004 11.891 14.393      627
 12/31/2005 14.393 15.315      834
 12/31/2006 15.315 17.527      776
 12/31/2007 17.527 16.735      664
 12/31/2008 16.735 10.965      554
Franklin Small-Mid Cap Growth Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 23.236       13
 12/31/2001 23.236 19.321       81
 12/31/2002 19.321 13.520     1073
 12/31/2003 13.520 18.205     1696
 12/31/2004 18.205 19.911     1634
 12/31/2005 19.911 20.473     1448
 12/31/2006 20.473 21.835     1234
 12/31/2007 21.835 23.830      906
12/31/200823.83013.445734
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.355        5
 12/31/2004 18.355 20.095       18
 12/31/2005 20.095 20.682       18
 12/31/2006 20.682 22.080       20
 12/31/2007 22.080 24.122       20
 12/31/2008 24.122 13.623       18



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.131        1
 12/31/2004 18.131 19.820        6
 12/31/2005 19.820 20.369        6
 12/31/2006 20.369 21.713        7
 12/31/2007 21.713 23.685        5
 12/31/2008 23.685 13.357        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.476      159
 12/31/2004 17.476 19.019      549
 12/31/2005 19.019 19.457      680
 12/31/2006 19.457 20.649      654
 12/31/2007 20.649 22.422      629
 12/31/2008 22.422 12.587      571
ALO 1  1.70%
 12/31/2000    N/A 23.470       20
 12/31/2001 23.470 19.554       94
 12/31/2002 19.554 13.710      517
 12/31/2003 13.710 18.499      847
 12/31/2004 18.499 20.274      822
 12/31/2005 20.274 20.887      757
 12/31/2006 20.887 22.321      650
 12/31/2007 22.321 24.409      493
 12/31/2008 24.409 13.799      370
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 19.321        0
 12/31/2002 19.321 13.520       98
 12/31/2003 13.520 18.205      143
 12/31/2004 18.205 19.911      141
 12/31/2005 19.911 20.473      128
 12/31/2006 20.473 21.835      100
 12/31/2007 21.835 23.830       77
 12/31/2008 23.830 13.445       57
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.355        3
 12/31/2004 18.355 20.095        6
 12/31/2005 20.095 20.682        6
 12/31/2006 20.682 22.080        7
 12/31/2007 22.080 24.122        5
 12/31/2008 24.122 13.623        4
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.057        0
 12/31/2004 18.057 19.730        1
 12/31/2005 19.730 20.266        1
 12/31/2006 20.266 21.592        1
 12/31/2007 21.592 23.541        1
 12/31/2008 23.541 13.269        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 23.825       30
 12/31/2001 23.825 19.910       86
 12/31/2002 19.910 14.002      171
 12/31/2003 14.002 18.949      207
 12/31/2004 18.949 20.829      176
 12/31/2005 20.829 21.524      158
 12/31/2006 21.524 23.070      109
 12/31/2007 23.070 25.305       80
 12/31/2008 25.305 14.349       56
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 19.613        0
 12/31/2002 19.613 13.765        3
 12/31/2003 13.765 18.592        7
 12/31/2004 18.592 20.396        5
 12/31/2005 20.396 21.033        5
 12/31/2006 21.033 22.500        5
 12/31/2007 22.500 24.630        5
 12/31/2008 24.630 13.938        4
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.506        5
 12/31/2004 18.506 20.280       13
 12/31/2005 20.280 20.894       19
 12/31/2006 20.894 22.328       17
 12/31/2007 22.328 24.417       13
 12/31/2008 24.417 13.804       11
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.765      118
 12/31/2004 17.765 19.371      442
 12/31/2005 19.371 19.857      614
 12/31/2006 19.857 21.115      612
 12/31/2007 21.115 22.975      570
 12/31/2008 22.975 12.924      500
Franklin Templeton VIP Founding Funds Allocation Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.223      107
 12/31/2008  9.223  5.803      161
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.228        4
 12/31/2008  9.228  5.812        4



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.221        0
 12/31/2008  9.221  5.799        1
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.200       17
 12/31/2008  9.200  5.760      348
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.232       44
 12/31/2008  9.232  5.821      129
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.223        0
 12/31/2008  9.223  5.803       18
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.228       11
 12/31/2008  9.228  5.812       14
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.219        0
 12/31/2008  9.219  5.795        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.246        0
 12/31/2008  9.246  5.847        9
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.237        0
 12/31/2008  9.237  5.829        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.232        0
 12/31/2008  9.232  5.821        0
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.210      101
 12/31/2008  9.210  5.777      374
Franklin U.S. Government Fund
ALE 1  1.90%
 12/31/2000    N/A 19.262        1
 12/31/2001 19.262 20.290       77
 12/31/2002 20.290 21.854     1523
 12/31/2003 21.854 21.917     2450
 12/31/2004 21.917 22.251     2174
 12/31/2005 22.251 22.358     1972
 12/31/2006 22.358 22.819     1736
 12/31/2007 22.819 23.866     1425
 12/31/2008 23.866 25.193     1252
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 22.178        8
 12/31/2004 22.178 22.538       23
 12/31/2005 22.538 22.669       31
 12/31/2006 22.669 23.160       29
 12/31/2007 23.160 24.248       38
 12/31/2008 24.248 25.621       54


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 21.692        2
 12/31/2004 21.692 22.011       10
 12/31/2005 22.011 22.106       11
 12/31/2006 22.106 22.551       12
 12/31/2007 22.551 23.574       12
 12/31/2008 23.574 24.872       17
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.296      239
 12/31/2004 20.296 20.502      669
 12/31/2005 20.502 20.498     1012
 12/31/2006 20.498 20.817     1043
 12/31/2007 20.817 21.664     1063
 12/31/2008 21.664 22.753     1253
ALO 1  1.70%
 12/31/2000    N/A 19.717       16
 12/31/2001 19.717 20.811       87
 12/31/2002 20.811 22.460      816
 12/31/2003 22.460 22.570     1127
 12/31/2004 22.570 22.960      997
 12/31/2005 22.960 23.117      968
 12/31/2006 23.117 23.641      861
 12/31/2007 23.641 24.776      646
 12/31/2008 24.776 26.205      528
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 20.290        2
 12/31/2002 20.290 21.854      134
 12/31/2003 21.854 21.917      230
 12/31/2004 21.917 22.251      190
 12/31/2005 22.251 22.358      189
 12/31/2006 22.358 22.819      162
 12/31/2007 22.819 23.866      145
 12/31/2008 23.866 25.193      122
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 22.178        0
 12/31/2004 22.178 22.538        2
 12/31/2005 22.538 22.669        2
 12/31/2006 22.669 23.160        3
 12/31/2007 23.160 24.248        3
 12/31/2008 24.248 25.621        3
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 21.532        0
 12/31/2004 21.532 21.838        1
 12/31/2005 21.838 21.921        2
 12/31/2006 21.921 22.351        1
 12/31/2007 22.351 23.354        1
 12/31/2008 23.354 24.627        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 20.421        4
 12/31/2001 20.421 21.619       89
 12/31/2002 21.619 23.402      400
 12/31/2003 23.402 23.587      391
 12/31/2004 23.587 24.067      320
 12/31/2005 24.067 24.304      291
 12/31/2006 24.304 24.929      234
 12/31/2007 24.929 26.205      172
 12/31/2008 26.205 27.800      161
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 21.021        0
 12/31/2002 21.021 22.709       14
 12/31/2003 22.709 22.843       12
 12/31/2004 22.843 23.261        7
 12/31/2005 23.261 23.443        4
 12/31/2006 23.443 23.998        3
 12/31/2007 23.998 25.176        3
 12/31/2008 25.176 26.655        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 22.508       13
 12/31/2004 22.508 22.897       39
 12/31/2005 22.897 23.053       59
 12/31/2006 23.053 23.576       52
 12/31/2007 23.576 24.707       56
 12/31/2008 24.707 26.133       49
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.905      133
 12/31/2004 20.905 21.160      424
 12/31/2005 21.160 21.198      617
 12/31/2006 21.198 21.571      748
 12/31/2007 21.571 22.493      740
 12/31/2008 22.493 23.672      946
Franklin Zero Coupon Fund 2010
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.639        1
 12/31/2002 27.639 32.570      131
 12/31/2003 32.570 33.105      201
 12/31/2004 33.105 34.012      160
 12/31/2005 34.012 33.886      177
 12/31/2006 33.886 34.152      150
 12/31/2007 34.152 36.395      118
 12/31/2008 36.395 38.385      157
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.597        1
 12/31/2004 33.597 34.553        2
 12/31/2005 34.553 34.459        3
 12/31/2006 34.459 34.765        3
 12/31/2007 34.765 37.085        3
 12/31/2008 37.085 39.152        3



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.861        1
 12/31/2004 32.861 33.745        2
 12/31/2005 33.745 33.603        4
 12/31/2006 33.603 33.850        3
 12/31/2007 33.850 36.055        2
 12/31/2008 36.055 38.007        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 30.747       23
 12/31/2004 30.747 31.432       68
 12/31/2005 31.432 31.160      108
 12/31/2006 31.160 31.248      108
 12/31/2007 31.248 33.133      117
 12/31/2008 33.133 34.770      177
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.354        0
 12/31/2002 28.354 33.480       51
 12/31/2003 33.480 34.098       72
 12/31/2004 34.098 35.103       65
 12/31/2005 35.103 35.043       71
 12/31/2006 35.043 35.388       59
 12/31/2007 35.388 37.788       63
 12/31/2008 37.788 39.934       50
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.639        0
 12/31/2002 27.639 32.570       21
 12/31/2003 32.570 33.105       28
 12/31/2004 33.105 34.012       24
 12/31/2005 34.012 33.886       24
 12/31/2006 33.886 34.152       21
 12/31/2007 34.152 36.395       16
 12/31/2008 36.395 38.385       16
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.597        0
 12/31/2004 33.597 34.553        0
 12/31/2005 34.553 34.459        0
 12/31/2006 34.459 34.765        0
 12/31/2007 34.765 37.085        0
 12/31/2008 37.085 39.152        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.619        0
 12/31/2004 32.619 33.480        0
 12/31/2005 33.480 33.322        1
 12/31/2006 33.322 33.550        1
 12/31/2007 33.550 35.718        1
 12/31/2008 35.718 37.633        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 29.462       44
 12/31/2002 29.462 34.892       25
 12/31/2003 34.892 35.643       29
 12/31/2004 35.643 36.804       22
 12/31/2005 36.804 36.851       23
 12/31/2006 36.851 37.326       20
 12/31/2007 37.326 39.978       16
 12/31/2008 39.978 42.376       12
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.719        0
 12/31/2002 28.719 33.944        0
 12/31/2003 33.944 34.605        0
 12/31/2004 34.605 35.661        0
 12/31/2005 35.661 35.635        0
 12/31/2006 35.635 36.023        0
 12/31/2007 36.023 38.504        1
 12/31/2008 38.504 40.732        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 34.098        1
 12/31/2004 34.098 35.103        5
 12/31/2005 35.103 35.043        7
 12/31/2006 35.043 35.388        9
 12/31/2007 35.388 37.788        7
 12/31/2008 37.788 39.934       10
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 31.669       15
 12/31/2004 31.669 32.439       60
 12/31/2005 32.439 32.223       96
 12/31/2006 32.223 32.379      105
 12/31/2007 32.379 34.401      114
 12/31/2008 34.401 36.173      222
Mutual Global Discovery Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 14.598        5
 12/31/2001 14.598 14.355       36
 12/31/2002 14.355 12.761     1216
 12/31/2003 12.761 16.151     2530
 12/31/2004 16.151 18.729     2511
 12/31/2005 18.729 21.312     2722
 12/31/2006 21.312 25.733     2814
 12/31/2007 25.733 28.237     2431
 12/31/2008 28.237 19.821     1996
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.267       20
 12/31/2004 16.267 18.882       32
 12/31/2005 18.882 21.508       47
 12/31/2006 21.508 25.995       64
 12/31/2007 25.995 28.554       78
 12/31/2008 28.554 20.063       69


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.093        5
 12/31/2004 16.093 18.653       18
 12/31/2005 18.653 21.214       26
 12/31/2006 21.214 25.602       37
 12/31/2007 25.602 28.080       34
 12/31/2008 28.080 19.701       29
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 15.584      273
 12/31/2004 15.584 17.981      905
 12/31/2005 17.981 20.358     1573
 12/31/2006 20.358 24.459     2173
 12/31/2007 24.459 26.705     2313
 12/31/2008 26.705 18.652     2252
ALO 1  1.70%
 12/31/2000    N/A 14.714        5
 12/31/2001 14.714 14.499       94
 12/31/2002 14.499 12.915      658
 12/31/2003 12.915 16.378     1227
 12/31/2004 16.378 19.030     1283
 12/31/2005 19.030 21.698     1511
 12/31/2006 21.698 26.251     1548
 12/31/2007 26.251 28.864     1306
 12/31/2008 28.864 20.302     1035
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 14.355        3
 12/31/2002 14.355 12.761      191
 12/31/2003 12.761 16.151      285
 12/31/2004 16.151 18.729      286
 12/31/2005 18.729 21.312      286
 12/31/2006 21.312 25.733      269
 12/31/2007 25.733 28.237      242
 12/31/2008 28.237 19.821      210
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.267        0
 12/31/2004 16.267 18.882        3
 12/31/2005 18.882 21.508        5
 12/31/2006 21.508 25.995        9
 12/31/2007 25.995 28.554       10
 12/31/2008 28.554 20.063       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.036        0
 12/31/2004 16.036 18.577        1
 12/31/2005 18.577 21.117        2
 12/31/2006 21.117 25.473        3
 12/31/2007 25.473 27.924        3
 12/31/2008 27.924 19.582        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 14.890       14
 12/31/2001 14.890 14.717       54
 12/31/2002 14.717 13.148      170
 12/31/2003 13.148 16.724      211
 12/31/2004 16.724 19.491      227
 12/31/2005 19.491 22.290      254
 12/31/2006 22.290 27.048      251
 12/31/2007 27.048 29.830      179
 12/31/2008 29.830 21.045      103
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 14.535        5
 12/31/2002 14.535 12.959        5
 12/31/2003 12.959 16.451        9
 12/31/2004 16.451 19.134        9
 12/31/2005 19.134 21.838       10
 12/31/2006 21.838 26.448       12
 12/31/2007 26.448 29.109       12
 12/31/2008 29.109 20.495       11
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.384       18
 12/31/2004 16.384 19.037       30
 12/31/2005 19.037 21.705       54
 12/31/2006 21.705 26.260       66
 12/31/2007 26.260 28.874       70
 12/31/2008 28.874 20.309       49
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 15.808      153
 12/31/2004 15.808 18.276      741
 12/31/2005 18.276 20.734     1595
 12/31/2006 20.734 24.961     2179
 12/31/2007 24.961 27.308     2516
 12/31/2008 27.308 19.111     2314
Mutual Shares Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 14.491        9
 12/31/2001 14.491 15.219      149
 12/31/2002 15.219 13.168     1514
 12/31/2003 13.168 16.170     2813
 12/31/2004 16.170 17.869     2839
 12/31/2005 17.869 19.384     3037
 12/31/2006 19.384 22.516     3206
 12/31/2007 22.516 22.858     2643
 12/31/2008 22.858 14.105     2022
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.286       26
 12/31/2004 16.286 18.015       38
 12/31/2005 18.015 19.562       67
 12/31/2006 19.562 22.745      100
 12/31/2007 22.745 23.115      148
 12/31/2008 23.115 14.277      137


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.112        3
 12/31/2004 16.112 17.796        9
 12/31/2005 17.796 19.295       21
 12/31/2006 19.295 22.402       41
 12/31/2007 22.402 22.731       41
 12/31/2008 22.731 14.019       34
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 15.602      311
 12/31/2004 15.602 17.155     1112
 12/31/2005 17.155 18.517     2019
 12/31/2006 18.517 21.402     3068
 12/31/2007 21.402 21.618     3202
 12/31/2008 21.618 13.273     2884
ALO 1  1.70%
 12/31/2000    N/A 14.607        9
 12/31/2001 14.607 15.371      214
 12/31/2002 15.371 13.327     1013
 12/31/2003 13.327 16.397     1699
 12/31/2004 16.397 18.156     1713
 12/31/2005 18.156 19.735     1804
 12/31/2006 19.735 22.969     1837
 12/31/2007 22.969 23.365     1611
 12/31/2008 23.365 14.447     1142
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 15.219        3
 12/31/2002 15.219 13.168      197
 12/31/2003 13.168 16.170      311
 12/31/2004 16.170 17.869      291
 12/31/2005 17.869 19.384      308
 12/31/2006 19.384 22.516      343
 12/31/2007 22.516 22.858      277
 12/31/2008 22.858 14.105      228
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.286        7
 12/31/2004 16.286 18.015        8
 12/31/2005 18.015 19.562        4
 12/31/2006 19.562 22.745       12
 12/31/2007 22.745 23.115       17
 12/31/2008 23.115 14.277       16
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.055        0
 12/31/2004 16.055 17.723        3
 12/31/2005 17.723 19.207        5
 12/31/2006 19.207 22.288        6
 12/31/2007 22.288 22.605        6
 12/31/2008 22.605 13.934        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 14.782       28
 12/31/2001 14.782 15.602      133
 12/31/2002 15.602 13.568      326
 12/31/2003 13.568 16.744      350
 12/31/2004 16.744 18.596      331
 12/31/2005 18.596 20.273      296
 12/31/2006 20.273 23.667      260
 12/31/2007 23.667 24.148      207
 12/31/2008 24.148 14.975      143
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 15.467        0
 12/31/2002 15.467 13.424       11
 12/31/2003 13.424 16.533       18
 12/31/2004 16.533 18.325       14
 12/31/2005 18.325 19.938       13
 12/31/2006 19.938 23.229       11
 12/31/2007 23.229 23.654        5
 12/31/2008 23.654 14.640        5
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.403       17
 12/31/2004 16.403 18.162       42
 12/31/2005 18.162 19.742       93
 12/31/2006 19.742 22.977      113
 12/31/2007 22.977 23.374      111
 12/31/2008 23.374 14.452       75
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 15.827      185
 12/31/2004 15.827 17.437      782
 12/31/2005 17.437 18.859     1855
 12/31/2006 18.859 21.840     2863
 12/31/2007 21.840 22.106     3530
 12/31/2008 22.106 13.600     3278
OpCap Mid Cap Portfolio
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.976       39
 12/31/2007  9.976 10.495       84
 12/31/2008 10.495  6.006      153
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.982        4
 12/31/2007  9.982 10.512       12
 12/31/2008 10.512  6.022       10


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.972        0
 12/31/2007  9.972 10.486        1
 12/31/2008 10.486  5.998        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.942      148
 12/31/2007  9.942 10.407      304
 12/31/2008 10.407  5.926      514
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.989       39
 12/31/2007  9.989 10.530      104
 12/31/2008 10.530  6.038      141
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.976        0
 12/31/2007  9.976 10.495        6
 12/31/2008 10.495  6.006        7
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.982        0
 12/31/2007  9.982 10.512        2
 12/31/2008 10.512  6.022        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.969        0
 12/31/2007  9.969 10.477        0
 12/31/2008 10.477  5.990        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.009       21
 12/31/2007 10.009 10.583       21
 12/31/2008 10.583  6.087       23
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.996        0
 12/31/2007  9.996 10.548        0
 12/31/2008 10.548  6.054        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.989        6
 12/31/2007  9.989 10.530        7
 12/31/2008 10.530  6.038       10
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.956      191
 12/31/2007  9.956 10.442      367
 12/31/2008 10.442  5.958      485
Oppenheimer Global Securities Fund/VA
ALE 1  1.90%
 12/31/2000    N/A 10.331       33
 12/31/2001 10.331  8.916      238
 12/31/2002  8.916  6.812     3056
 12/31/2003  6.812  9.559     5544
 12/31/2004  9.559 11.175     5554
 12/31/2005 11.175 12.535     5152
 12/31/2006 12.535 14.475     4627
 12/31/2007 14.475 15.099     3621
 12/31/2008 15.099  8.860     2745
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.596       27
 12/31/2004  9.596 11.231       35
 12/31/2005 11.231 12.609       34
 12/31/2006 12.609 14.576       34
 12/31/2007 14.576 15.219       34
 12/31/2008 15.219  8.940       33


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.540       22
 12/31/2004  9.540 11.148       30
 12/31/2005 11.148 12.498       29
 12/31/2006 12.498 14.425       28
 12/31/2007 14.425 15.039       20
 12/31/2008 15.039  8.821       19
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.373      627
 12/31/2004  9.373 10.904     1374
 12/31/2005 10.904 12.169     1226
 12/31/2006 12.169 13.983     1117
 12/31/2007 13.983 14.512      961
 12/31/2008 14.512  8.474      823
ALO 1  1.70%
 12/31/2000    N/A 10.350       65
 12/31/2001 10.350  8.950      460
 12/31/2002  8.950  6.852     1839
 12/31/2003  6.852  9.634     3121
 12/31/2004  9.634 11.286     3057
 12/31/2005 11.286 12.684     2605
 12/31/2006 12.684 14.677     2282
 12/31/2007 14.677 15.340     1771
 12/31/2008 15.340  9.020     1197
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  8.916        1
 12/31/2002  8.916  6.812      256
 12/31/2003  6.812  9.559      380
 12/31/2004  9.559 11.175      366
 12/31/2005 11.175 12.535      331
 12/31/2006 12.535 14.475      293
 12/31/2007 14.475 15.099      216
 12/31/2008 15.099  8.860      166
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.596        0
 12/31/2004  9.596 11.231        4
 12/31/2005 11.231 12.609        4
 12/31/2006 12.609 14.576        4
 12/31/2007 14.576 15.219        4
 12/31/2008 15.219  8.940        4
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.521        0
 12/31/2004  9.521 11.121        1
 12/31/2005 11.121 12.461        1
 12/31/2006 12.461 14.375        1
 12/31/2007 14.375 14.980        1
 12/31/2008 14.980  8.782        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 10.379       44
 12/31/2001 10.379  9.002      168
 12/31/2002  9.002  6.912      361
 12/31/2003  6.912  9.748      452
 12/31/2004  9.748 11.454      406
 12/31/2005 11.454 12.911      356
 12/31/2006 12.911 14.985      302
 12/31/2007 14.985 15.709      205
 12/31/2008 15.709  9.265      147
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  8.967        0
 12/31/2002  8.967  6.872        6
 12/31/2003  6.872  9.672       10
 12/31/2004  9.672 11.342        5
 12/31/2005 11.342 12.759        3
 12/31/2006 12.759 14.779        2
 12/31/2007 14.779 15.462        2
 12/31/2008 15.462  9.101        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.634       21
 12/31/2004  9.634 11.286       43
 12/31/2005 11.286 12.684       40
 12/31/2006 12.684 14.677       35
 12/31/2007 14.677 15.340       27
 12/31/2008 15.340  9.020       21
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.447      358
 12/31/2004  9.447 11.012      830
 12/31/2005 11.012 12.314      725
 12/31/2006 12.314 14.178      615
 12/31/2007 14.178 14.744      539
 12/31/2008 14.744  8.626      454
Oppenheimer High Income Fund/VA
ALE 1  1.90%
 12/31/2000    N/A  9.487        1
 12/31/2001  9.487  9.491       56
 12/31/2002  9.491  9.089      382
 12/31/2003  9.089 11.055      706
 12/31/2004 11.055 11.819      668
 12/31/2005 11.819 11.865      603
 12/31/2006 11.865 12.739      458
 12/31/2007 12.739 12.486      360
 12/31/2008 12.486  2.613      349
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.098        1
 12/31/2004 11.098 11.877        3
 12/31/2005 11.877 11.935        4
 12/31/2006 11.935 12.828        4
 12/31/2007 12.828 12.585        4
 12/31/2008 12.585  2.636        3


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.033        3
 12/31/2004 11.033 11.790        5
 12/31/2005 11.790 11.830        4
 12/31/2006 11.830 12.695        4
 12/31/2007 12.695 12.436        4
 12/31/2008 12.436  2.601        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.840       98
 12/31/2004 10.840 11.531      209
 12/31/2005 11.531 11.519      215
 12/31/2006 11.519 12.306      187
 12/31/2007 12.306 12.001      151
 12/31/2008 12.001  2.499      157
ALO 1  1.70%
 12/31/2000    N/A  9.504        0
 12/31/2001  9.504  9.527       75
 12/31/2002  9.527  9.142      264
 12/31/2003  9.142 11.142      513
 12/31/2004 11.142 11.935      426
 12/31/2005 11.935 12.006      361
 12/31/2006 12.006 12.917      298
 12/31/2007 12.917 12.685      234
 12/31/2008 12.685  2.660      216
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.491        1
 12/31/2002  9.491  9.089       31
 12/31/2003  9.089 11.055       62
 12/31/2004 11.055 11.819       58
 12/31/2005 11.819 11.865       49
 12/31/2006 11.865 12.739       40
 12/31/2007 12.739 12.486       33
 12/31/2008 12.486  2.613       29
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.098        0
 12/31/2004 11.098 11.877        2
 12/31/2005 11.877 11.935        2
 12/31/2006 11.935 12.828        2
 12/31/2007 12.828 12.585        1
 12/31/2008 12.585  2.636        4
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.011        0
 12/31/2004 11.011 11.761        0
 12/31/2005 11.761 11.795        0
 12/31/2006 11.795 12.652        1
 12/31/2007 12.652 12.387        1
 12/31/2008 12.387  2.590        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A  9.530       32
 12/31/2001  9.530  9.582       92
 12/31/2002  9.582  9.223      159
 12/31/2003  9.223 11.273      174
 12/31/2004 11.273 12.113      148
 12/31/2005 12.113 12.221      118
 12/31/2006 12.221 13.188       93
 12/31/2007 13.188 12.990       68
 12/31/2008 12.990  2.732       40
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.546        0
 12/31/2002  9.546  9.169        3
 12/31/2003  9.169 11.185        4
 12/31/2004 11.185 11.994        4
 12/31/2005 11.994 12.078        4
 12/31/2006 12.078 13.006        3
 12/31/2007 13.006 12.786        3
 12/31/2008 12.786  2.684        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.142       24
 12/31/2004 11.142 11.935       35
 12/31/2005 11.935 12.006       33
 12/31/2006 12.006 12.917       11
 12/31/2007 12.917 12.685        8
 12/31/2008 12.685  2.660        6
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.926       43
 12/31/2004 10.926 11.645      117
 12/31/2005 11.645 11.656      102
 12/31/2006 11.656 12.478       92
 12/31/2007 12.478 12.192      117
 12/31/2008 12.192  2.544       94
Oppenheimer Main Street Fund/VA
ALE 1  1.90%
 12/31/2000    N/A  9.377       20
 12/31/2001  9.377  8.265      360
 12/31/2002  8.265  6.585     2894
 12/31/2003  6.585  8.187     5441
 12/31/2004  8.187  8.793     5415
 12/31/2005  8.793  9.143     4705
 12/31/2006  9.143 10.319     4078
 12/31/2007 10.319 10.572     3330
 12/31/2008 10.572  6.382     2630
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.219       43
 12/31/2004  8.219  8.836       44
 12/31/2005  8.836  9.197       46
 12/31/2006  9.197 10.391       44
 12/31/2007 10.391 10.656       43
 12/31/2008 10.656  6.439       34



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.171       19
 12/31/2004  8.171  8.771       27
 12/31/2005  8.771  9.116       28
 12/31/2006  9.116 10.284       28
 12/31/2007 10.284 10.530       28
 12/31/2008 10.530  6.354       27
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.028      700
 12/31/2004  8.028  8.579     1268
 12/31/2005  8.579  8.877     1081
 12/31/2006  8.877  9.969     1001
 12/31/2007  9.969 10.161      884
 12/31/2008 10.161  6.104      761
ALO 1  1.70%
 12/31/2000    N/A  9.394       38
 12/31/2001  9.394  8.297      364
 12/31/2002  8.297  6.624     1709
 12/31/2003  6.624  8.252     2771
 12/31/2004  8.252  8.880     2713
 12/31/2005  8.880  9.252     2384
 12/31/2006  9.252 10.463     2078
 12/31/2007 10.463 10.741     1607
 12/31/2008 10.741  6.497     1279
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  8.265        4
 12/31/2002  8.265  6.585      281
 12/31/2003  6.585  8.187      500
 12/31/2004  8.187  8.793      481
 12/31/2005  8.793  9.143      437
 12/31/2006  9.143 10.319      346
 12/31/2007 10.319 10.572      298
 12/31/2008 10.572  6.382      243
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.219        2
 12/31/2004  8.219  8.836        6
 12/31/2005  8.836  9.197        6
 12/31/2006  9.197 10.391        5
 12/31/2007 10.391 10.656        5
 12/31/2008 10.656  6.439        3
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.155        0
 12/31/2004  8.155  8.749        1
 12/31/2005  8.749  9.089        1
 12/31/2006  9.089 10.248        2
 12/31/2007 10.248 10.489        2
 12/31/2008 10.489  6.326        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A  9.420      124
 12/31/2001  9.420  8.344      338
 12/31/2002  8.344  6.682      667
 12/31/2003  6.682  8.349      766
 12/31/2004  8.349  9.012      663
 12/31/2005  9.012  9.418      547
 12/31/2006  9.418 10.682      381
 12/31/2007 10.682 10.999      282
 12/31/2008 10.999  6.674      230
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  8.312        0
 12/31/2002  8.312  6.643       25
 12/31/2003  6.643  8.284       27
 12/31/2004  8.284  8.923       22
 12/31/2005  8.923  9.307       21
 12/31/2006  9.307 10.536       20
 12/31/2007 10.536 10.826       20
 12/31/2008 10.826  6.555       16
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.252       36
 12/31/2004  8.252  8.880       56
 12/31/2005  8.880  9.252       47
 12/31/2006  9.252 10.463       40
 12/31/2007 10.463 10.741       29
 12/31/2008 10.741  6.497       23
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.092      267
 12/31/2004  8.092  8.664      686
 12/31/2005  8.664  8.982      603
 12/31/2006  8.982 10.108      523
 12/31/2007 10.108 10.324      447
 12/31/2008 10.324  6.214      391
PIMCO VIT All Asset Portfolio
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.838      388
 12/31/2005 11.838 12.339      740
 12/31/2006 12.339 12.672      607
 12/31/2007 12.672 13.467      530
 12/31/2008 13.467 11.120      492
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.846        7
 12/31/2005 11.846 12.360       20
 12/31/2006 12.360 12.706       23
 12/31/2007 12.706 13.517       19
 12/31/2008 13.517 11.172       16



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.834        7
 12/31/2005 11.834 12.329       19
 12/31/2006 12.329 12.655       15
 12/31/2007 12.655 13.443       11
 12/31/2008 13.443 11.094       10
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.798      548
 12/31/2005 11.798 12.237     1037
 12/31/2006 12.237 12.504      960
 12/31/2007 12.504 13.222      889
 12/31/2008 13.222 10.863      910
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.854      177
 12/31/2005 11.854 12.381      437
 12/31/2006 12.381 12.740      305
 12/31/2007 12.740 13.567      250
 12/31/2008 13.567 11.224      199
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.838       31
 12/31/2005 11.838 12.339       30
 12/31/2006 12.339 12.672       32
 12/31/2007 12.672 13.467       22
 12/31/2008 13.467 11.120       35
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.846        1
 12/31/2005 11.846 12.360        2
 12/31/2006 12.360 12.706        1
 12/31/2007 12.706 13.517        1
 12/31/2008 13.517 11.172        2
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.830        0
 12/31/2005 11.830 12.319        0
 12/31/2006 12.319 12.638        0
 12/31/2007 12.638 13.418        0
 12/31/2008 13.418 11.068        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.878       18
 12/31/2005 11.878 12.443       59
 12/31/2006 12.443 12.842       62
 12/31/2007 12.842 13.717       29
 12/31/2008 13.717 11.383       30
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.862        0
 12/31/2005 11.862 12.401        5
 12/31/2006 12.401 12.774        4
 12/31/2007 12.774 13.617        3
 12/31/2008 13.617 11.277        3
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.854       27
 12/31/2005 11.854 12.381       53
 12/31/2006 12.381 12.740       37
 12/31/2007 12.740 13.567       32
 12/31/2008 13.567 11.224       24
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.814      358
 12/31/2005 11.814 12.278     1099
 12/31/2006 12.278 12.571     1025
 12/31/2007 12.571 13.320      926
 12/31/2008 13.320 10.965      837
PIMCO VIT CommodityRealReturn Strategy Portfolio
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.000      323
 12/31/2006 11.000 10.459      622
 12/31/2007 10.459 12.645      545
 12/31/2008 12.645  6.974      612
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.007        8
 12/31/2006 11.007 10.476       13
 12/31/2007 10.476 12.679        9
 12/31/2008 12.679  7.000       24


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.996        2
 12/31/2006 10.996 10.450        1
 12/31/2007 10.450 12.629        1
 12/31/2008 12.629  6.961        7
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.963      372
 12/31/2006 10.963 10.372      682
 12/31/2007 10.372 12.478      789
 12/31/2008 12.478  6.847     1087
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.014      125
 12/31/2006 11.014 10.494      231
 12/31/2007 10.494 12.713      184
 12/31/2008 12.713  7.025      234
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.000       16
 12/31/2006 11.000 10.459       19
 12/31/2007 10.459 12.645       13
 12/31/2008 12.645  6.974       32
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.007        1
 12/31/2006 11.007 10.476        1
 12/31/2007 10.476 12.679        1
 12/31/2008 12.679  7.000        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.992        0
 12/31/2006 10.992 10.441        1
 12/31/2007 10.441 12.612        1
 12/31/2008 12.612  6.948        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.037       22
 12/31/2006 11.037 10.546       14
 12/31/2007 10.546 12.816       11
 12/31/2008 12.816  7.103       15
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.022        1
 12/31/2006 11.022 10.511        1
 12/31/2007 10.511 12.747        0
 12/31/2008 12.747  7.051        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.014       11
 12/31/2006 11.014 10.494       21
 12/31/2007 10.494 12.713       14
 12/31/2008 12.713  7.025       11
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.977      434
 12/31/2006 10.977 10.406      742
 12/31/2007 10.406 12.544      912
 12/31/2008 12.544  6.897     1109
PIMCO VIT Emerging Markets Bond Portfolio
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.891       88
 12/31/2006 10.891 11.678      178
 12/31/2007 11.678 12.124      124
 12/31/2008 12.124 10.159      107
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.898        6
 12/31/2006 10.898 11.697       12
 12/31/2007 11.697 12.156       10
 12/31/2008 12.156 10.196        8


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.887        4
 12/31/2006 10.887 11.668        3
 12/31/2007 11.668 12.108        2
 12/31/2008 12.108 10.140        1
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.854      142
 12/31/2006 10.854 11.581      227
 12/31/2007 11.581 11.963      247
 12/31/2008 11.963  9.974      218
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.905       42
 12/31/2006 10.905 11.717       84
 12/31/2007 11.717 12.189       86
 12/31/2008 12.189 10.234       67
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.891        9
 12/31/2006 10.891 11.678       13
 12/31/2007 11.678 12.124        8
 12/31/2008 12.124 10.159       21
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.898        1
 12/31/2006 10.898 11.697        0
 12/31/2007 11.697 12.156        0
 12/31/2008 12.156 10.196        0
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.884        0
 12/31/2006 10.884 11.658        0
 12/31/2007 11.658 12.091        0
 12/31/2008 12.091 10.122        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.927        1
 12/31/2006 10.927 11.776        7
 12/31/2007 11.776 12.287        3
 12/31/2008 12.287 10.347        3
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.913        0
 12/31/2006 10.913 11.736        0
 12/31/2007 11.736 12.221        2
 12/31/2008 12.221 10.272        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.905        2
 12/31/2006 10.905 11.717        8
 12/31/2007 11.717 12.189        3
 12/31/2008 12.189 10.234        3
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.869      203
 12/31/2006 10.869 11.619      351
 12/31/2007 11.619 12.027      412
 12/31/2008 12.027 10.047      381
PIMCO VIT Global Bond Portfolio (Unhedged)
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.318       59
 12/31/2006  9.318  9.568      109
 12/31/2007  9.568 10.302      152
 12/31/2008 10.302 10.022      300
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.324        2
 12/31/2006  9.324  9.584       12
 12/31/2007  9.584 10.329        8
 12/31/2008 10.329 10.059       21


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.314        1
 12/31/2006  9.314  9.560        1
 12/31/2007  9.560 10.288        3
 12/31/2008 10.288 10.003        9
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.286       64
 12/31/2006  9.286  9.488      167
 12/31/2007  9.488 10.165      280
 12/31/2008 10.165  9.839      769
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.330       23
 12/31/2006  9.330  9.600       71
 12/31/2007  9.600 10.357      114
 12/31/2008 10.357 10.096      157
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.318        4
 12/31/2006  9.318  9.568        2
 12/31/2007  9.568 10.302       11
 12/31/2008 10.302 10.022       24
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.324        0
 12/31/2006  9.324  9.584        1
 12/31/2007  9.584 10.329        6
 12/31/2008 10.329 10.059       12
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.311        0
 12/31/2006  9.311  9.552        0
 12/31/2007  9.552 10.274        0
 12/31/2008 10.274  9.985        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.349        4
 12/31/2006  9.349  9.648        9
 12/31/2007  9.648 10.440       15
 12/31/2008 10.440 10.208       10
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.336        0
 12/31/2006  9.336  9.616        0
 12/31/2007  9.616 10.385        1
 12/31/2008 10.385 10.133        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.330        2
 12/31/2006  9.330  9.600        8
 12/31/2007  9.600 10.357       12
 12/31/2008 10.357 10.096       12
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.299      127
 12/31/2006  9.299  9.520      298
 12/31/2007  9.520 10.219      471
 12/31/2008 10.219  9.912      690
PIMCO VIT High Yield Portfolio
ALE 1  1.90%
 12/31/2000    N/A  9.449        4
 12/31/2001  9.449  9.489      209
 12/31/2002  9.489  9.197      917
 12/31/2003  9.197 11.092     2061
 12/31/2004 11.092 11.923     1881
 12/31/2005 11.923 12.182     1769
 12/31/2006 12.182 13.042     1483
 12/31/2007 13.042 13.244     1250
 12/31/2008 13.244  9.935      852
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.135       12
 12/31/2004 11.135 11.982       32
 12/31/2005 11.982 12.254       36
 12/31/2006 12.254 13.132       42
 12/31/2007 13.132 13.349       33
 12/31/2008 13.349 10.024       27


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.070        3
 12/31/2004 11.070 11.894        9
 12/31/2005 11.894 12.146       14
 12/31/2006 12.146 12.997       15
 12/31/2007 12.997 13.192        9
 12/31/2008 13.192  9.891       23
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.876      276
 12/31/2004 10.876 11.633      708
 12/31/2005 11.633 11.827      972
 12/31/2006 11.827 12.598      987
 12/31/2007 12.598 12.730      911
 12/31/2008 12.730  9.502      834
ALO 1  1.70%
 12/31/2000    N/A  9.466       30
 12/31/2001  9.466  9.525       84
 12/31/2002  9.525  9.251      608
 12/31/2003  9.251 11.179     1309
 12/31/2004 11.179 12.041     1151
 12/31/2005 12.041 12.327     1017
 12/31/2006 12.327 13.223      895
 12/31/2007 13.223 13.456      734
 12/31/2008 13.456 10.114      559
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.489        2
 12/31/2002  9.489  9.197      131
 12/31/2003  9.197 11.092      260
 12/31/2004 11.092 11.923      204
 12/31/2005 11.923 12.182      176
 12/31/2006 12.182 13.042      167
 12/31/2007 13.042 13.244      127
 12/31/2008 13.244  9.935      105
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.135        1
 12/31/2004 11.135 11.982        5
 12/31/2005 11.982 12.254        7
 12/31/2006 12.254 13.132        7
 12/31/2007 13.132 13.349        6
 12/31/2008 13.349 10.024        5
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.048        0
 12/31/2004 11.048 11.865        3
 12/31/2005 11.865 12.110        3
 12/31/2006 12.110 12.952        2
 12/31/2007 12.952 13.140        2
 12/31/2008 13.140  9.847        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A  9.492       14
 12/31/2001  9.492  9.580       55
 12/31/2002  9.580  9.333      229
 12/31/2003  9.333 11.311      341
 12/31/2004 11.311 12.220      330
 12/31/2005 12.220 12.548      328
 12/31/2006 12.548 13.500      254
 12/31/2007 13.500 13.779      182
 12/31/2008 13.779 10.389      106
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.903        0
 12/31/2002  9.903  9.627       11
 12/31/2003  9.627 11.645       19
 12/31/2004 11.645 12.555       19
 12/31/2005 12.555 12.866       13
 12/31/2006 12.866 13.816        9
 12/31/2007 13.816 14.073        4
 12/31/2008 14.073 10.589        1
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.179       28
 12/31/2004 11.179 12.041       59
 12/31/2005 12.041 12.327       68
 12/31/2006 12.327 13.223       74
 12/31/2007 13.223 13.456       61
 12/31/2008 13.456 10.114       46
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.962      171
 12/31/2004 10.962 11.748      589
 12/31/2005 11.748 11.968      871
 12/31/2006 11.968 12.774     1024
 12/31/2007 12.774 12.933     1003
 12/31/2008 12.933  9.673      873
PIMCO VIT Real Return Portfolio
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.481      427
 12/31/2004 10.481 11.200     1025
 12/31/2005 11.200 11.221     1020
 12/31/2006 11.221 11.089      778
 12/31/2007 11.089 12.039      620
 12/31/2008 12.039 10.979      802
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.488       16
 12/31/2004 10.488 11.219       20
 12/31/2005 11.219 11.251       42
 12/31/2006 11.251 11.129       46
 12/31/2007 11.129 12.096       48
 12/31/2008 12.096 11.042       52



    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.477        7
 12/31/2004 10.477 11.191       15
 12/31/2005 11.191 11.206       32
 12/31/2006 11.206 11.068       23
 12/31/2007 11.068 12.011       19
 12/31/2008 12.011 10.948       23
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.446      374
 12/31/2004 10.446 11.107     1290
 12/31/2005 11.107 11.072     1925
 12/31/2006 11.072 10.887     1749
 12/31/2007 10.887 11.761     1631
 12/31/2008 11.761 10.672     2532
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.495      214
 12/31/2004 10.495 11.238      509
 12/31/2005 11.238 11.281      529
 12/31/2006 11.281 11.170      369
 12/31/2007 11.170 12.153      332
 12/31/2008 12.153 11.104      433
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.481       29
 12/31/2004 10.481 11.200       48
 12/31/2005 11.200 11.221       52
 12/31/2006 11.221 11.089       46
 12/31/2007 11.089 12.039       50
 12/31/2008 12.039 10.979       80
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.488        1
 12/31/2004 10.488 11.219        3
 12/31/2005 11.219 11.251        5
 12/31/2006 11.251 11.129        4
 12/31/2007 11.129 12.096        6
 12/31/2008 12.096 11.042        5
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.474        0
 12/31/2004 10.474 11.182        0
 12/31/2005 11.182 11.191        5
 12/31/2006 11.191 11.048        6
 12/31/2007 11.048 11.983        5
 12/31/2008 11.983 10.917        4

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.516       43
 12/31/2004 10.516 11.294       54
 12/31/2005 11.294 11.371       61
 12/31/2006 11.371 11.294       53
 12/31/2007 11.294 12.324       61
 12/31/2008 12.324 11.295       87
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.502        0
 12/31/2004 10.502 11.257        1
 12/31/2005 11.257 11.311        1
 12/31/2006 11.311 11.211        1
 12/31/2007 11.211 12.209        2
 12/31/2008 12.209 11.168        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.495       16
 12/31/2004 10.495 11.238       59
 12/31/2005 11.238 11.281      113
 12/31/2006 11.281 11.170      105
 12/31/2007 11.170 12.153      108
 12/31/2008 12.153 11.104      106
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.460      196
 12/31/2004 10.460 11.144     1055
 12/31/2005 11.144 11.131     1768
 12/31/2006 11.131 10.967     1797
 12/31/2007 10.967 11.872     1758
 12/31/2008 11.872 10.794     1989
PIMCO VIT Total Return Portfolio
ALE 1  1.90%
 12/31/2000    N/A 10.629        2
 12/31/2001 10.629 11.303      239
 12/31/2002 11.303 12.097     5144
 12/31/2003 12.097 12.468     7057
 12/31/2004 12.468 12.831     6330
 12/31/2005 12.831 12.899     5858
 12/31/2006 12.899 13.145     5417
 12/31/2007 13.145 14.026     4618
 12/31/2008 14.026 14.422     3850
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.517       26
 12/31/2004 12.517 12.895       71
 12/31/2005 12.895 12.976       81
 12/31/2006 12.976 13.236       90
 12/31/2007 13.236 14.137       91
 12/31/2008 14.137 14.551       78


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.444       14
 12/31/2004 12.444 12.800       28
 12/31/2005 12.800 12.861       42
 12/31/2006 12.861 13.099       52
 12/31/2007 13.099 13.970       53
 12/31/2008 13.970 14.358       57
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.226      634
 12/31/2004 12.226 12.519     1510
 12/31/2005 12.519 12.523     2043
 12/31/2006 12.523 12.698     2260
 12/31/2007 12.698 13.481     2364
 12/31/2008 13.481 13.792     2804
ALO 1  1.70%
 12/31/2000    N/A 10.649       21
 12/31/2001 10.649 11.347      296
 12/31/2002 11.347 12.168     2801
 12/31/2003 12.168 12.566     3706
 12/31/2004 12.566 12.958     3315
 12/31/2005 12.958 13.053     3034
 12/31/2006 13.053 13.328     2673
 12/31/2007 13.328 14.250     2311
 12/31/2008 14.250 14.681     1994
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.303        4
 12/31/2002 11.303 12.097      579
 12/31/2003 12.097 12.468      810
 12/31/2004 12.468 12.831      714
 12/31/2005 12.831 12.899      678
 12/31/2006 12.899 13.145      604
 12/31/2007 13.145 14.026      554
 12/31/2008 14.026 14.422      500
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.517        4
 12/31/2004 12.517 12.895        6
 12/31/2005 12.895 12.976       10
 12/31/2006 12.976 13.236       12
 12/31/2007 13.236 14.137       24
 12/31/2008 14.137 14.551       25
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.419        0
 12/31/2004 12.419 12.768        6
 12/31/2005 12.768 12.823        8
 12/31/2006 12.823 13.054       10
 12/31/2007 13.054 13.915        9
 12/31/2008 13.915 14.294        8

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 10.678       24
 12/31/2001 10.678 11.412      241
 12/31/2002 11.412 12.275     1139
 12/31/2003 12.275 12.715     1211
 12/31/2004 12.715 13.151      932
 12/31/2005 13.151 13.287      855
 12/31/2006 13.287 13.607      717
 12/31/2007 13.607 14.592      539
 12/31/2008 14.592 15.080      453
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.675        0
 12/31/2002 11.675 12.532       32
 12/31/2003 12.532 12.956       33
 12/31/2004 12.956 13.373       30
 12/31/2005 13.373 13.484       22
 12/31/2006 13.484 13.782       19
 12/31/2007 13.782 14.750       16
 12/31/2008 14.750 15.212       15
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.566       53
 12/31/2004 12.566 12.958      104
 12/31/2005 12.958 13.053      171
 12/31/2006 13.053 13.328      168
 12/31/2007 13.328 14.250      155
 12/31/2008 14.250 14.681      149
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.322      288
 12/31/2004 12.322 12.643     1105
 12/31/2005 12.643 12.672     1779
 12/31/2006 12.672 12.875     2065
 12/31/2007 12.875 13.696     2177
 12/31/2008 13.696 14.041     2424
Seligman Smaller-Cap Value Portfolio
ALE 1  1.90%
 12/31/2000    N/A 13.610        1
 12/31/2001 13.610 16.493      138
 12/31/2002 16.493 13.696     2008
 12/31/2003 13.696 20.149     2775
 12/31/2004 20.149 23.713     2645
 12/31/2005 23.713 22.342     2224
 12/31/2006 22.342 26.581     1788
 12/31/2007 26.581 27.158     1254
 12/31/2008 27.158 16.112      990
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.228       15
 12/31/2004 20.228 23.830       10
 12/31/2005 23.830 22.475        8
 12/31/2006 22.475 26.765        7
 12/31/2007 26.765 27.374        7
 12/31/2008 27.374 16.256        7


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.110        3
 12/31/2004 20.110 23.655        5
 12/31/2005 23.655 22.276        3
 12/31/2006 22.276 26.489        4
 12/31/2007 26.489 27.051        4
 12/31/2008 27.051 16.040        3
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.758      233
 12/31/2004 19.758 23.137      468
 12/31/2005 23.137 21.691      418
 12/31/2006 21.691 25.677      349
 12/31/2007 25.677 26.104      300
 12/31/2008 26.104 15.409      261
ALO 1  1.70%
 12/31/2000    N/A 13.635       13
 12/31/2001 13.635 16.557      108
 12/31/2002 16.557 13.776      872
 12/31/2003 13.776 20.308     1300
 12/31/2004 20.308 23.948     1243
 12/31/2005 23.948 22.608     1007
 12/31/2006 22.608 26.951      778
 12/31/2007 26.951 27.592      608
 12/31/2008 27.592 16.402      480
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 16.493        3
 12/31/2002 16.493 13.696      215
 12/31/2003 13.696 20.149      287
 12/31/2004 20.149 23.713      266
 12/31/2005 23.713 22.342      211
 12/31/2006 22.342 26.581      170
 12/31/2007 26.581 27.158      140
 12/31/2008 27.158 16.112      101
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.228        1
 12/31/2004 20.228 23.830        2
 12/31/2005 23.830 22.475        2
 12/31/2006 22.475 26.765        2
 12/31/2007 26.765 27.374        1
 12/31/2008 27.374 16.256        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.070        0
 12/31/2004 20.070 23.597        1
 12/31/2005 23.597 22.211        1
 12/31/2006 22.211 26.398        1
 12/31/2007 26.398 26.944        1
 12/31/2008 26.944 15.969        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A 13.672       15
 12/31/2001 13.672 16.652       78
 12/31/2002 16.652 13.897      199
 12/31/2003 13.897 20.548      223
 12/31/2004 20.548 24.304      200
 12/31/2005 24.304 23.013      147
 12/31/2006 23.013 27.516      109
 12/31/2007 27.516 28.256       68
 12/31/2008 28.256 16.847       50
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 16.588        2
 12/31/2002 16.588 13.816        5
 12/31/2003 13.816 20.387        6
 12/31/2004 20.387 24.066        6
 12/31/2005 24.066 22.743        6
 12/31/2006 22.743 27.138        5
 12/31/2007 27.138 27.812        5
 12/31/2008 27.812 16.549        4
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.308        5
 12/31/2004 20.308 23.948       14
 12/31/2005 23.948 22.608       14
 12/31/2006 22.608 26.951       13
 12/31/2007 26.951 27.592        8
 12/31/2008 27.592 16.402        8
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.914      155
 12/31/2004 19.914 23.366      311
 12/31/2005 23.366 21.949      225
 12/31/2006 21.949 26.035      196
 12/31/2007 26.035 26.521      164
 12/31/2008 26.521 15.686      150
SP International Growth Portfolio
ALE 1  1.90%
 12/31/2000    N/A  8.483        0
 12/31/2001  8.483  5.333       12
 12/31/2002  5.333  4.038      191
 12/31/2003  4.038  5.512      431
 12/31/2004  5.512  6.280      397
 12/31/2005  6.280  7.136      357
 12/31/2006  7.136  8.414      326
 12/31/2007  8.414  9.834      290
 12/31/2008  9.834  4.777      254
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.529        5
 12/31/2004  5.529  6.306        4
 12/31/2005  6.306  7.172        3
 12/31/2006  7.172  8.465        3
 12/31/2007  8.465  9.903        4
 12/31/2008  9.903  4.816        3


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.504        0
 12/31/2004  5.504  6.268        5
 12/31/2005  6.268  7.118        5
 12/31/2006  7.118  8.389        2
 12/31/2007  8.389  9.799        3
 12/31/2008  9.799  4.758        2
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.429      106
 12/31/2004  5.429  6.154      294
 12/31/2005  6.154  6.958      264
 12/31/2006  6.958  8.164      233
 12/31/2007  8.164  9.493      303
 12/31/2008  9.493  4.589      268
ALO 1  1.70%
 12/31/2000    N/A  8.484        0
 12/31/2001  8.484  5.344       16
 12/31/2002  5.344  4.054       89
 12/31/2003  4.054  5.546      432
 12/31/2004  5.546  6.331      283
 12/31/2005  6.331  7.208      168
 12/31/2006  7.208  8.516      149
 12/31/2007  8.516  9.973      135
 12/31/2008  9.973  4.855      119
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  5.333        3
 12/31/2002  5.333  4.038       71
 12/31/2003  4.038  5.512      113
 12/31/2004  5.512  6.280       81
 12/31/2005  6.280  7.136       79
 12/31/2006  7.136  8.414       45
 12/31/2007  8.414  9.834       35
 12/31/2008  9.834  4.777       30
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.529        1
 12/31/2004  5.529  6.306        0
 12/31/2005  6.306  7.172        0
 12/31/2006  7.172  8.465        0
 12/31/2007  8.465  9.903        1
 12/31/2008  9.903  4.816        0
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.496        0
 12/31/2004  5.496  6.255        0
 12/31/2005  6.255  7.100        0
 12/31/2006  7.100  8.363        0
 12/31/2007  8.363  9.765        0
 12/31/2008  9.765  4.739        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A  8.485        0
 12/31/2001  8.485  5.361        5
 12/31/2002  5.361  4.079       81
 12/31/2003  4.079  5.597       42
 12/31/2004  5.597  6.409       53
 12/31/2005  6.409  7.318       20
 12/31/2006  7.318  8.672       10
 12/31/2007  8.672 10.186        5
 12/31/2008 10.186  4.973        4
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  5.350        0
 12/31/2002  5.350  4.063        0
 12/31/2003  4.063  5.563        0
 12/31/2004  5.563  6.357        0
 12/31/2005  6.357  7.245        0
 12/31/2006  7.245  8.568        0
 12/31/2007  8.568 10.044        0
 12/31/2008 10.044  4.894        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.546        4
 12/31/2004  5.546  6.331        8
 12/31/2005  6.331  7.208        7
 12/31/2006  7.208  8.516        6
 12/31/2007  8.516  9.973        6
 12/31/2008  9.973  4.855        4
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.462       95
 12/31/2004  5.462  6.204      203
 12/31/2005  6.204  7.028      158
 12/31/2006  7.028  8.263      150
 12/31/2007  8.263  9.628      211
 12/31/2008  9.628  4.663      145
SP Strategic Partners Focused Growth Portfolio
ALE 1  1.90%
 12/31/2000    N/A  7.947        0
 12/31/2001  7.947  6.571       45
 12/31/2002  6.571  4.802      588
 12/31/2003  4.802  5.911      918
 12/31/2004  5.911  6.373      998
 12/31/2005  6.373  7.181      925
 12/31/2006  7.181  6.968      723
 12/31/2007  6.968  7.839      455
 12/31/2008  7.839  4.727      313
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.929        3
 12/31/2004  5.929  6.399       20
 12/31/2005  6.399  7.217       15
 12/31/2006  7.217  7.010       15
 12/31/2007  7.010  7.895       14
 12/31/2008  7.895  4.765       13


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.902        0
 12/31/2004  5.902  6.360        6
 12/31/2005  6.360  7.163        7
 12/31/2006  7.163  6.947        5
 12/31/2007  6.947  7.812        5
 12/31/2008  7.812  4.708        5
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.821       67
 12/31/2004  5.821  6.246      223
 12/31/2005  6.246  7.002      405
 12/31/2006  7.002  6.761      332
 12/31/2007  6.761  7.568      301
 12/31/2008  7.568  4.540      286
ALO 1  1.70%
 12/31/2000    N/A  7.948        0
 12/31/2001  7.948  6.585        7
 12/31/2002  6.585  4.821      208
 12/31/2003  4.821  5.947      403
 12/31/2004  5.947  6.425      524
 12/31/2005  6.425  7.254      552
 12/31/2006  7.254  7.053      431
 12/31/2007  7.053  7.951      254
 12/31/2008  7.951  4.804      178
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  6.571        0
 12/31/2002  6.571  4.802       30
 12/31/2003  4.802  5.911       54
 12/31/2004  5.911  6.373       63
 12/31/2005  6.373  7.181       60
 12/31/2006  7.181  6.968       46
 12/31/2007  6.968  7.839       37
 12/31/2008  7.839  4.727       27
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.929        0
 12/31/2004  5.929  6.399        1
 12/31/2005  6.399  7.217        2
 12/31/2006  7.217  7.010        1
 12/31/2007  7.010  7.895        1
 12/31/2008  7.895  4.765        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.893        0
 12/31/2004  5.893  6.348        8
 12/31/2005  6.348  7.145        8
 12/31/2006  7.145  6.926        8
 12/31/2007  6.926  7.784        8
 12/31/2008  7.784  4.689        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A  7.949        0
 12/31/2001  7.949  6.605       28
 12/31/2002  6.605  4.851      106
 12/31/2003  4.851  6.001       85
 12/31/2004  6.001  6.504       77
 12/31/2005  6.504  7.364       73
 12/31/2006  7.364  7.182       44
 12/31/2007  7.182  8.121       38
 12/31/2008  8.121  4.921       34
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  6.592        0
 12/31/2002  6.592  4.831        1
 12/31/2003  4.831  5.965        0
 12/31/2004  5.965  6.451        0
 12/31/2005  6.451  7.290        0
 12/31/2006  7.290  7.095        0
 12/31/2007  7.095  8.007        0
 12/31/2008  8.007  4.842        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.947        2
 12/31/2004  5.947  6.425       10
 12/31/2005  6.425  7.254        8
 12/31/2006  7.254  7.053        2
 12/31/2007  7.053  7.951        3
 12/31/2008  7.951  4.804        3
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.857       37
 12/31/2004  5.857  6.296      227
 12/31/2005  6.296  7.073      441
 12/31/2006  7.073  6.843      382
 12/31/2007  6.843  7.675      326
 12/31/2008  7.675  4.614      244
Templeton Foreign Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 16.906        1
 12/31/2002 16.906 13.509      528
 12/31/2003 13.509 17.525     1009
 12/31/2004 17.525 20.379     1053
 12/31/2005 20.379 22.030     1046
 12/31/2006 22.030 26.253      948
 12/31/2007 26.253 29.737      710
 12/31/2008 29.737 17.395      551
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.734        2
 12/31/2004 17.734 20.643        5
 12/31/2005 20.643 22.338        7
 12/31/2006 22.338 26.646       14
 12/31/2007 26.646 30.212       18
 12/31/2008 30.212 17.691       18


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.420        2
 12/31/2004 17.420 20.248        9
 12/31/2005 20.248 21.877       10
 12/31/2006 21.877 26.057       11
 12/31/2007 26.057 29.501       13
 12/31/2008 29.501 17.248       10
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.509       34
 12/31/2004 16.509 19.103      318
 12/31/2005 19.103 20.548      600
 12/31/2006 20.548 24.364      709
 12/31/2007 24.364 27.459      680
 12/31/2008 27.459 15.982      592
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.243        3
 12/31/2002 17.243 13.806      344
 12/31/2003 13.806 17.945      613
 12/31/2004 17.945 20.911      655
 12/31/2005 20.911 22.650      610
 12/31/2006 22.650 27.045      571
 12/31/2007 27.045 30.696      464
 12/31/2008 30.696 17.992      370
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 16.906        1
 12/31/2002 16.906 13.509       34
 12/31/2003 13.509 17.525       81
 12/31/2004 17.525 20.379       90
 12/31/2005 20.379 22.030       96
 12/31/2006 22.030 26.253      103
 12/31/2007 26.253 29.737       86
 12/31/2008 29.737 17.395       60
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.734        0
 12/31/2004 17.734 20.643        0
 12/31/2005 20.643 22.338        2
 12/31/2006 22.338 26.646        1
 12/31/2007 26.646 30.212        1
 12/31/2008 30.212 17.691        1
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.318        0
 12/31/2004 17.318 20.119        0
 12/31/2005 20.119 21.727        1
 12/31/2006 21.727 25.865        2
 12/31/2007 25.865 29.269        2
 12/31/2008 29.269 17.104        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.761        1
 12/31/2002 17.761 14.263       30
 12/31/2003 14.263 18.596       45
 12/31/2004 18.596 21.734       69
 12/31/2005 21.734 23.612       63
 12/31/2006 23.612 28.278       66
 12/31/2007 28.278 32.192       44
 12/31/2008 32.192 18.926       22
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.414        0
 12/31/2002 17.414 13.957        1
 12/31/2003 13.957 18.160        3
 12/31/2004 18.160 21.182        3
 12/31/2005 21.182 22.966        3
 12/31/2006 22.966 27.450        2
 12/31/2007 27.450 31.187        2
 12/31/2008 31.187 18.298        2
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.945        1
 12/31/2004 17.945 20.911        7
 12/31/2005 20.911 22.650       16
 12/31/2006 22.650 27.045       16
 12/31/2007 27.045 30.696       12
 12/31/2008 30.696 17.992       10
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.908       14
 12/31/2004 16.908 19.604      217
 12/31/2005 19.604 21.128      497
 12/31/2006 21.128 25.102      674
 12/31/2007 25.102 28.348      657
 12/31/2008 28.348 16.533      598
Templeton Global Bond Securities Fund
ALE 1  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.551       56
 12/31/2008 29.551 30.792      150
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.095        2
 12/31/2008 30.095 31.391        7


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.282        2
 12/31/2008 29.282 30.497        4
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 26.971       75
 12/31/2008 26.971 27.964      276
ALO 1  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.650       53
 12/31/2008 30.650 32.002      101
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.551        4
 12/31/2008 29.551 30.792        9
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.095        0
 12/31/2008 30.095 31.391        0
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.016        0
 12/31/2008 29.016 30.205        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALT 1  1.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 32.376        3
 12/31/2008 32.376 33.906        6
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.215        0
 12/31/2008 31.215 32.625        0
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.650        1
 12/31/2008 30.650 32.002        4
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 27.975      116
 12/31/2008 27.975 29.063      216
Templeton Growth Securities Fund
ALE 1  1.90%
 12/31/2000    N/A 18.833        7
 12/31/2001 18.833 18.234       78
 12/31/2002 18.234 14.583      931
 12/31/2003 14.583 18.907     1819
 12/31/2004 18.907 21.523     1723
 12/31/2005 21.523 22.990     1781
 12/31/2006 22.990 27.478     1734
 12/31/2007 27.478 27.591     1469
 12/31/2008 27.591 15.614     1062
ALE 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.056        4
 12/31/2004 19.056 21.714       18
 12/31/2005 21.714 23.218       29
 12/31/2006 23.218 27.778       50
 12/31/2007 27.778 27.920       89
 12/31/2008 27.920 15.816       74


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALE 4  1.95%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.814        0
 12/31/2004 18.814 21.407        8
 12/31/2005 21.407 22.855       21
 12/31/2006 22.855 27.303       28
 12/31/2007 27.303 27.401       26
 12/31/2008 27.401 15.498       23
ALE 5  2.40%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.002       62
 12/31/2004 18.002 20.390      582
 12/31/2005 20.390 21.672     1193
 12/31/2006 21.672 25.774     1592
 12/31/2007 25.774 25.750     1732
 12/31/2008 25.750 14.499     1538
ALO 1  1.70%
 12/31/2000    N/A 19.084        9
 12/31/2001 19.084 18.515       64
 12/31/2002 18.515 14.837      445
 12/31/2003 14.837 19.275      838
 12/31/2004 19.275 21.985      855
 12/31/2005 21.985 23.532      857
 12/31/2006 23.532 28.182      903
 12/31/2007 28.182 28.354      759
 12/31/2008 28.354 16.078      559
ALO 2  1.90%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.234        1
 12/31/2002 18.234 14.583       68
 12/31/2003 14.583 18.907      144
 12/31/2004 18.907 21.523      159
 12/31/2005 21.523 22.990      160
 12/31/2006 22.990 27.478      147
 12/31/2007 27.478 27.591      118
 12/31/2008 27.591 15.614       96
ALO 3  1.80%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.056        4
 12/31/2004 19.056 21.714        6
 12/31/2005 21.714 23.218        4
 12/31/2006 23.218 27.778        9
 12/31/2007 27.778 27.920       14
 12/31/2008 27.920 15.816       14

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
ALO 4  2.00%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.722        0
 12/31/2004 18.722 21.291        0
 12/31/2005 21.291 22.721        2
 12/31/2006 22.721 27.129        2
 12/31/2007 27.129 27.213        2
 12/31/2008 27.213 15.384        3
ALT 1  1.40%
 12/31/2000    N/A 19.467       12
 12/31/2001 19.467 18.944       51
 12/31/2002 18.944 15.227      160
 12/31/2003 15.227 19.840      170
 12/31/2004 19.840 22.699      172
 12/31/2005 22.699 24.368      169
 12/31/2006 24.368 29.270      142
 12/31/2007 29.270 29.538      108
 12/31/2008 29.538 16.799       73
ALT 2  1.60%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.630        0
 12/31/2002 18.630 14.944        4
 12/31/2003 14.944 19.433        6
 12/31/2004 19.433 22.189        6
 12/31/2005 22.189 23.773        6
 12/31/2006 23.773 28.499        6
 12/31/2007 28.499 28.702        6
 12/31/2008 28.702 16.291        5
ALT 4  1.70%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.275        3
 12/31/2004 19.275 21.985       14
 12/31/2005 21.985 23.532       65
 12/31/2006 23.532 28.182       73
 12/31/2007 28.182 28.354       66
 12/31/2008 28.354 16.078       49
ALT 5  2.20%
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.358       25
 12/31/2004 18.358 20.836      377
 12/31/2005 20.836 22.190     1032
 12/31/2006 22.190 26.443     1585
 12/31/2007 26.443 26.471     1994
 12/31/2008 26.471 14.935     1818


    The Allianz Alterity[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009